                                                      Registration No. 2-11052
                                                              File No. 811-490

                      SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933 [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 87                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 44
                                                                           [X]
                     OPPENHEIMER TOTAL RETURN FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                           Andrew J. Donohue, Esq.
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                            OppenheimerFunds, Inc.
Two World Trade Center, New York, New York 10048-0203
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On April 25, 2001 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ___________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On                            pursuant to paragraph (a)(2) of Rule 485
         --------------------------

If appropriate, check the following box:
[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
Total Return Fund, Inc.

Prospectus dated April 25, 2001

                                          Oppenheimer  Total Return Fund, Inc.
                                          is a mutual  fund  that  seeks  high
                                          total   return,    which    includes
                                          capital  appreciation  in the  value
                                          of its shares as well as income.  It
                                          emphasizes   investment   in  common
                                          stocks   of    medium    and   large
                                          capitalization companies.
                                          This Prospectus  contains  important
                                          information    about   the    Fund's
                                          objective,  its investment policies,
                                          strategies   and   risks.   It  also
                                          contains    important    information
                                          about how to buy and sell  shares of
                                          the   Fund   and    other    account
                                          features.     Please    read    this
                                          Prospectus   carefully   before  you
                                          invest   and  keep  it  for   future
                                          reference about your account.
As  with  all  mutual   funds,   the
Securities  and Exchange  Commission
has not approved or disapproved  the
Fund's   securities   nor   has   it
determined  that this  Prospectus is
accurate  or   complete.   It  is  a
criminal    offense   to   represent
otherwise.

CONTENTS

ABOUT THE FUND

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

ABOUT YOUR ACCOUNT

                                    How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

                                   Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks high total return.

WHAT  DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly  in equity securities  for the  purpose of  seeking  capital  appreciation,  but may also invest  in debt  securities  to  seek  income  when  economic  conditions  are appropriate.  Equity  securities such as common stocks,  preferred  stocks and securities  convertible  into  common  stocks are held by the Fund for capital growth,  while stocks that pay dividends or debt  securities such as corporate bonds,  notes  and  debentures  and U.S.  government  securities  are held for income purposes. Most of the Fund's equity investments are common stocks.

      The  Fund  does not  allocate  its  investments  among  equity  and debt securities  in any fixed  ratio,  and the relative  allocation  will vary over time,  depending  on where the best  opportunities  are to pursue total return according to the judgment of the Fund's investment Manager,  OppenheimerFunds,
Inc.  At  certain  times,  the Fund may be  invested  predominantly  in equity securities.  While the Fund does not limit its  investments  to  securities of issuers in a  particular  capitalization  range or ranges,  the Fund's  equity investments primarily are in medium and large capitalization issuers,  defined as $2.5 billion or more.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities for purchase or sale by the Fund,  the Fund's  portfolio managers use an  investment  process that  combines  both "value" and "growth"
investment styles.  They use a value strategy to find issuers whose securities are  believed to be  undervalued  in the  marketplace,  in relation to factors such as the  ratio of the  stock's  price to the  issuer's  earnings.  A lower price/earnings  ratio would suggest an undervalued  stock. A growth  investing style  encompasses  a search for  companies  whose  stock price is expected to increase  at a greater  rate than the  overall  market.  These  issuers may be entering a growth phase,  marked by increases in earnings,  sales, cash flows, or other  factors,  which  suggest  that the stock may  increase in value over time.

      The  portfolio  managers  construct  the  portfolio  using a "bottom up"
approach,  focused on the  fundamental  prospects of individual  companies and issuers,  rather than on broad economic  trends  affecting  entire markets and industries.  The portfolio  managers  focus on factors that may vary over time and in particular cases. Currently they look for:

o     Individual  stocks  that  are  attractive  based  on  fundamental  stock analysis and company characteristics;
o     Growth  stocks  having high  earnings  potential  and earnings and sales momentum;
o     Dividend-paying common stocks of established companies for income;
o     Stocks with a longer time horizon of investment between 3 to 5 years.

      The portfolio  managers monitor individual issuers for changes in profit margins  or slowing  revenues  that might  affect  future  cash flows or growth.  The existence of these changes in a particular case may trigger a decision to sell the security. This approach may change over time.

WHO IS THE FUND  DESIGNED  FOR? The Fund is designed  primarily  for investors seeking total investment return from capital  appreciation and income over the long  term.  Those  investors  should  be  willing  to  assume  the  risks  of short-term  share  price  fluctuations  that  are  typical  for  a  moderately aggressive  fund having  substantial  investments in stocks.  Since the Fund's income  level will  fluctuate,  it is not designed  for  investors  needing an assured  level of current  income.  Because of its focus on long-term  growth, the Fund may be appropriate for retirement plans.  However,  the Fund is not a complete investment program.

Main Risks of Investing in the Fund

            All investments  have some degree of risk. The Fund's  investments are  subject to changes in their  value from a number of  factors, described  below.  There  is also  the  risk  that  poor  security selection  by the  Manager  will  cause  the Fund to  underperform other funds having similar objectives.

      Changes in the overall  market prices of securities  and the income they pay can occur at any  time.  The share  price of the Fund  will  change  daily based on changes in market prices of securities and market conditions,  and in response to other economic events.

      RISKS OF  INVESTING  IN STOCKS.  Stocks  fluctuate  in price,  and their short-term  volatility  at times  may be  great.  Because  the Fund  typically invests a substantial  portion of its assets in common stocks and other equity securities,  the value of the Fund's  portfolio will be affected by changes in the stock  markets.  Market  risk will  affect the Fund's net asset  value per share,  which will fluctuate as the values of the Fund's portfolio  securities change.

            A variety of factors  can affect the price of a  particular  stock and the  prices of  individual  stocks do not all move in the same direction  uniformly or at the same time.  Different stock markets may behave  differently  from each other.  In particular,  because the Fund currently  focuses its stock investments in U.S. issuers, it will be primarily affected by changes in U.S. stock markets.

      Additionally,  stocks  of  issuers  in  a  particular  industry  may  be affected  by  changes in  economic  conditions,  or by  changes in  government regulations,  availability  of basic  resources or  supplies,  or other events that  affect  that  industry  more than  others.  To the extent  that the Fund increases the relative  emphasis of its investments in a particular  industry, its share values may fluctuate in response to events affecting that industry.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against  the  issuer,  or  changes in  government  regulations  affecting  the issuer. The Fund can invest in securities of large- and medium-size  companies but it can also buy stocks of small  companies,  which may have more  volatile stock prices than stocks of larger companies.

      RISKS OF VALUE  INVESTING.  In using a value investing  style,  there is the risk that the market will not recognize that the  securities  selected are undervalued  and they  might not  appreciate  in value in the way the  Manager anticipates.

      CREDIT RISK.  Debt  securities  are subject to credit risk.  Credit risk relates  to the  ability  of the issuer of a  security  to make  interest  and principal  payments on the  security  as they  become  due. A downgrade  in an issuer's  credit  rating or other  adverse news about an issuer can reduce the value of that issuer's  securities.  If the issuer fails to pay interest,  the
Fund's  income might be reduced,  and if the issuer fails to repay  principal, the value of that  security and of the Fund's  shares might be reduced.  While the Fund's  investments  in U.S.  government  securities are subject to little credit risk,  the Fund's other  investments in debt  securities,  particularly high-yield lower-grade debt securities, are subject to risks of default.

      To the extent the fund invests in securities  below  investment grade to seek high  income,  the Fund's  credit  risks are greater  than those of funds that buy only  investment-grade  bonds.  Securities that are below  investment grade  (these are  sometimes  called  "junk  bonds") may be subject to greater price  fluctuations  and greater  risks of loss of income and  principal  than investment-grade  debt  securities.  Securities that are (or that have fallen)
below  investment  grade are exposed to a greater risk that the issuers  might not meet  their debt  obligations.  These  risks can  reduce the Fund's  share prices and the income it earns.

o     Interest  Rate  Risks.  The  values of debt  securities  are  subject to change when  prevailing  interest rates change.  When interest rates fall, the values of already-issued  debt securities  generally rise. When interest rates rise,  the  values of  already-issued  debt  securities  generally  fall.  The magnitude of these  fluctuations  will often be greater for  longer-term  debt securities than shorter-term  debt securities.  The Fund's share prices can go up or down when interest  rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

o     Special  Risks  in  Using  Derivative  Investments.  The  Fund  can  use
derivatives to seek  increased  returns or to try to hedge  investment  risks.
In general  terms,  a derivative  investment is an investment  contract  whose value  depends  on (or is  derived  from)  the value of an  underlying  asset, interest rate or index. Options,  futures,  forwards,  interest rate swaps and structured notes are examples of derivatives the Fund can use.

      If the issuer of the  derivative  does not pay the amount due,  the Fund
can  lose  money  on  the  investment.   Also,  the  underlying   security  or
investment on which the derivative is based, and the derivative itself,  might not perform the way the Manager expected it to perform.  If that happens,  the
Fund's  share  prices  could  decline or the Fund could get less  income  than
expected.   The  Fund  has  limits  on  the  amount  of  particular  types  of derivatives  it can hold.  However,  using  derivatives  can cause the Fund to lose money on its  investment  and/or  increase  the  volatility  of its share prices.

      HOW RISKY IS THE FUND OVERALL?  The risks described  above  collectively form the  overall  risk  profile  of the Fund and can  affect the value of the
Fund's  investments,  its investment  performance and the price of its shares.
Particular  investments and investment strategies also have risks. These risks mean that you can lose money by  investing  in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      In the short term,  the stock markets can be volatile,  and the price of the Fund's shares will go up and down. In the OppenheimerFunds  spectrum,  the
Fund may be less  volatile  than funds that invest only in stocks,  but may be
more   volatile   than  funds  that  focus  on   government   securities   and
investment-grade bond funds.

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An  investment  in the Fund is not a deposit of any bank and is not insured or
guaranteed  by  the  Federal  Deposit  Insurance   Corporation  or  any  other
government agency.
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The Fund's Past Performance

      The bar  chart  and  table  below  show  one  measure  of the  risks  of investing in the Fund, by showing changes in the Fund's  performance  (for its
Class A  shares)  from  year to year for the last ten  calendar  years  and by showing how the average  annual total returns of the Fund's shares  compare to those of a broad-based  market index.  The Fund's past investment  performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See  appendix  to  prospectus  for data in bar  chart  showing  annual  total returns]

For the period  from  1/1/01  through  3/31/01,  the  cumulative  return  (not annualized)  for Class A shares was -9.17%.  Sales  charges are not included in the  calculations  of  return in this bar  chart,  and if those  charges  were included, the returns would be less than those shown.
During the period shown in the bar chart,  the highest return (not annualized)
for a  calendar  quarter  was  18.30%  (4Q'98)  and  the  lowest  return  (not annualized) for a calendar quarter was -12.19% (4Q'00).

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Average Annual Total Returns                                     10 Years
for the periods ended                                           (or life of
December 31, 2000                1 Year         5 Years       class, if less)
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Class  A  Shares  (inception:    -11.05%         14.23%           15.83%
10/2/47)
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S&P 500 Index                    -9.10%          18.33%           17.44%1
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Class  B  Shares  (inception:    -10.81%         14.41%           13.71%
5/3/93)
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Class  C  Shares  (inception:    -7.22%          14.63%           15.46%
8/29/95)
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Class  Y  Shares  (inception:    -5.54%          15.74%           15.75%
6/1/94)
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1. From 12/31/90.
The Fund's average annual total returns  include the applicable  sales charge:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales  charges of 5% (1-year),  2% (5 years) and 1%
(life of class); and for Class C, the 1% contingent  deferred sales charge for the  1-year  period.  Because  Class B shares  convert  to  Class A shares  72 months after purchase,  Class B  "life-of-class"  performance does not include any  contingent  deferred  sales charge and uses Class A  performance  for the period after conversion.  There is no sales charge for Class Y shares.
Because  Class N shares were not  offered  for sale  during the Fund's  fiscal year ended  December 31, 2000, no  performance  information is included in the table above for Class N shares.

The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared to the S&P 500  Index,  an  unmanaged  index of  equity  securities  that is a measure of the general domestic stock market.  The index performance  reflects the  reinvestment  of income but does not consider the effects of  transaction costs.  The Fund's investments may vary from the securities in the index.

Fees and Expenses of the Fund

The Fund pays a variety of expenses  directly  for  management  of its assets, administration,  distribution of its shares and other services. Those expenses are  subtracted  from the  Fund's  assets to  calculate  the  Fund's net asset values per share.  All shareholders  therefore pay those expenses  indirectly.
Shareholders  pay other expenses  directly,  such as sales charges and account transaction  charges.  The following  tables are meant to help you  understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers  below are based on the Fund's  expenses  during its fiscal year ended
December 31, 2000, except that the numbers for Class N shares,  which is a new class of shares,  are based on the  Fund's  anticipated  expenses  for Class N shares during the coming year.

Shareholder Fees (charges paid directly from your investment):

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                   Class A       Class B       Class C      Class N      Class Y
                   Shares        Shares        Shares        Shares       Shares
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 Maximum Sales      5.75%         None          None                       None
 Charge (Load)                                                None
 on purchases
 (as % of
 offering
 price)
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 Maximum            None1          5%2           1%3                       None
 Deferred
 Sales Charge                                                 1%4
 (Load) (as %
 of the lower
 of the
 original
 offering
 price or
 redemption
 proceeds)
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1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments of $1 million or more  ($500,000 for retirement  plan accounts)
   of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.
3.    Applies to shares redeemed within twelve (12) months of purchase.
4.    Applies to shares  redeemed  within  eighteen  (18) months of retirement plan's first purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                   Class A      Class B       Class C      Class N     Class Y
                   Shares        Shares       Shares       Shares      Shares
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Management Fees             0.52%        0.52%         0.52%       0.52%
 0.52%
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Distribution                                                       0.50%
and/or      Service         0.20%        1.00%         1.00%       None
(12b-1) Fees
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Other Expenses              0.15%        0.14%         0.15%       0.15%   0.23%
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Total        Annual         0.87%        1.66%         1.67%       1.17%   0.75%
Operating Expenses
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Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  expenses,  and  accounting and legal expenses the Fund pays.
Class N shares were not  offered for sale during the Fund's last fiscal  year.
The expenses  above for Class N shares are based on the expected  expenses for that class of shares for the current fiscal year.

EXAMPLES.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.
      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

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If shares are redeemed:     1 Year        3 Years       5 Years    10 Years1
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Class A Shares               $659          $837         $1,029       $1,586
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Class B Shares               $669          $823         $1,102       $1,561
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Class C Shares               $270          $526          $907        $1,976
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Class N Shares               $219          $372          $644        $1,420
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Class Y Shares               $77           $240          $417         $930
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If shares are not           1 Year        3 Years       5 Years    10 Years1
redeemed:
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Class A Shares               $659          $837         $1,029       $1,586
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Class B Shares               $169          $523          $902        $1,561
------------------------------------------------------------------------------
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Class C Shares               $170          $526          $907        $1,976
------------------------------------------------------------------------------
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Class N Shares               $119          $372          $644        $1,420
------------------------------------------------------------------------------
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Class Y Shares               $77           $240          $417         $930
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In the first  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B,  Class C or Class N  contingent  deferred  sales charges.  In the  second  example,  the  Class A  expenses  include  the sales charge,  but  Class  B,  Class  C and  Class N  expenses  do not  include  the contingent deferred sales charges.
1.    Class B expenses  for years 7 through 10 are based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE  FUND'S  PRINCIPAL  INVESTMENT  POLICIES.  The  composition  of the Fund's portfolio among  different  types of investments  will vary over time based on the Manager's  evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different  types of investments  described
below.  The  Statement  of  Additional   Information  contains  more  detailed
information about the Fund's investment policies and risks.

      The Manager  tries to reduce risks by carefully  researching  securities before they are purchased.  The Fund attempts to reduce its exposure to market risks by diversifying its  investments,  that is, by not holding a substantial percentage  of the stock of any one company and by not  investing  too great a percentage  of the Fund's assets in any one company.  Also,  the Fund does not concentrate 25% or more of its investments in any one industry.

Stocks  and  Other  Equity  Investments.   Equity  securities  include  common
      stocks,  preferred  stocks and debt securities  convertible  into common stock.  The Fund's  equity  investments  can include  interests  in real estate investment  trusts.  Those securities may be sensitive to changes in  interest  rates,  and  because  the real  estate  market can be very
      volatile  at  times,   the  prices  of  those   securities   may  change
      substantially.   Because  total  return  has  two  components,   capital
      appreciation and income,  the Manager might select stocks that offer the potential for either or both of those elements.

      While many  convertible  securities  are debt  securities,  the  Manager considers  some  of  them  to be  "equity  equivalents"  because  of the conversion  feature.  In that case their  rating has less  impact on the investment decision than in the case of other debt securities.  However, they are subject to credit risks,  discussed below in "Debt Securities,"
      and interest rate risk.  These securities might be selected for the Fund because they offer the ability to participate in stock market  movements while offering some current income.  Preferred  stocks,  while a form of equity  security,  typically  have a fixed dividend that may cause their prices to behave more like those of debt securities.

o     Growth Stocks.  The types of growth companies the Manager focuses on are
      larger,  more  established  growth  companies.   Growth  companies,  for
      example,  may be developing new products or services,  such as companies in the technology  sector, or they may be expanding into new markets for their  products,  such as companies in the energy  sector.  Newer growth companies  tend to retain a large part of their  earnings for  research, development  or investment  in capital  assets.  Therefore,  they do not tend to emphasize  paying  dividends  and may not pay any  dividends for some time. If they are selected for the Fund's portfolio,  it is because the Manager believes the price of the stock will increase over time.

o     Value   Stocks.   These  are  stocks  that  appear  to  be   temporarily
      undervalued,  by various measures such as price/earnings  ratios.  Value investing  seeks  stocks with prices that are low relative to their real worth or  future  prospects.  The hope is that  the  Fund  will  realize appreciation in the value of its holdings when other  investors  realize the intrinsic  value of the stock.  However,  there is the risk that the stock will not appreciate in value as anticipated.

Debt Securities.  The Fund's investments in debt securities include securities issued  or  guaranteed  by  the  U.S.  government  or its  agencies  and instrumentalities,  and foreign and domestic  corporate bonds, notes and debentures.  These are selected primarily for their income possibilities and to help cushion fluctuations in the Fund's net asset value.

      A debt security is  essentially a loan by the buyer to the issuer of the debt security.  The issuer promises to pay back the principal  amount of the loan and normally  pays  interest at a fixed or variable  rate while the loan is outstanding.  The debt securities the Fund buys may be rated by nationally-recognized  rating organizations such as Moody's Investors
      Services  or  Standard & Poor's  Ratings  Service or they may be unrated securities  assigned an  equivalent  rating by the  Manager.  The Fund's investments may be above or below investment grade in credit quality.

o     Special Risks of Lower-Grade  Securities.  All corporate debt securities
      (whether  foreign or  domestic)  are  subject  to some  degree of credit risk.  The Fund can invest  without limit in  "lower-grade"  securities, commonly known as "junk bonds." These are  securities  rated below "BBB"
      by  Standard  & Poor's  or  "Baa"  by  Moody's,  or  unrated  securities
      assigned  a  comparable  rating  by  the  Manager.   However,  the  Fund
      currently  does  not  invest  a  substantial  amount  of its  assets  in lower-grade securities, including convertible debt securities.

      While  investment-grade  securities  are subject to risks of non-payment of interest and principal,  in general  high-yield,  lower-grade  bonds, whether  rated or  unrated,  have  greater  risks than  investment-grade securities.  There may be less of a market for them and  therefore  they may be harder  to value and sell at an  acceptable  price.  These  risks mean that the Fund may not achieve the expected income from  lower-grade securities,  and that the  Fund's  net asset  value  per share  could be affected by declines in the value of these securities.

o     U.S. Government Securities.  The Fund can invest in securities issued or guaranteed  by the U.S.  Treasury or other U.S.  Government  agencies or
      federally-chartered     corporate     entities     referred     to    as
      "instrumentalities."   These  are   referred  to  as  "U.S.   Government
      securities"  in this  Prospectus.  They include  Treasury  bills (having maturities  of one year or less when  issued),  Treasury  notes  (having maturities  of from one to ten years when  issued),  and Treasury  bonds
      (having maturities of more than ten years when issued).

      Treasury  securities  are  backed by the full  faith  and  credit of the
      United  States  as to timely  payments  of  interest  and  repayment  of principal.  The Fund can buy U. S.  Treasury  securities  that have been
      "stripped"  of  their  interest  coupons  by  a  Federal  Reserve  Bank, zero-coupon  U.S.  Treasury  securities  described  below,  and Treasury
      Inflation-Protection  Securities ("TIPS").  Although not rated, Treasury obligations  have  little  credit risk but prior to their  maturity  are subject to interest rate risk.

Portfolio  Turnover.  The Fund may  engage  in  short-term  trading  to try to achieve its  objective  and will likely have a high  portfolio  turnover rate.  Portfolio  turnover affects brokerage costs the Fund pays. If the
      Fund realizes capital gains when it sells its portfolio investments,  it must  generally pay those gains out to  shareholders,  increasing  their taxable  distributions.  The  Financial  Highlights  table at the end of this Prospectus shows the Fund's  portfolio  turnover rates during prior fiscal years.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Directors can change  non-fundamental  investment policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding  voting shares. The Fund's investment
objective  is  a  fundamental   policy.   Investment   restrictions  that  are
fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described below. The Fund might not always use all of them.  These  techniques  have certain risks,  although some are designed to help reduce overall investment or market risks.

Zero-Coupon  and  "Stripped"  Securities.  Some of the  U.S.  government  debt securities  the Fund buys are  zero-coupon  bonds that pay no  interest.
      They are  issued  at a  substantial  discount  from  their  face  value.
      "Stripped"  securities are the separate  income or principal  components of a debt security.  Zero-coupon and stripped  securities are subject to
      greater   fluctuations   in  price  from   interest  rate  changes  than
      securities  that pay interest on a regular  basis.  The Fund may have to pay out the imputed income on zero-coupon  securities  without receiving the actual cash  currently.  Interest-only  securities are  particularly sensitive to changes in interest rates.

Foreign  Investing.  The Fund can buy  securities of companies or  governments in any country, developed or underdeveloped.  However, the Fund does not expect to invest significant  amounts of its assets in emerging markets.
      While  there is no limit on the amount of the Fund's  assets that may be invested in foreign  securities,  the Manager does not currently plan to invest a substantial amount of the Fund's assets in foreign securities.

o     Special  Risks of Foreign  Investing.  While  foreign  securities  offer special investment opportunities,  there are also special risks, such as the effects of a change in value of a foreign  currency against the U.S.
      dollar,  which  will  result  in a change  in the U.S.  dollar  value of securities  denominated in that foreign  currency.  Foreign  issuers are not subject to the same  accounting  and  disclosure  requirements  that
      U.S.  companies are subject to. The value of foreign  investments may be
      affected   by   exchange   control    regulations,    expropriation   or
      nationalization  of  a  company's  assets,   foreign  taxes,  delays  in
      settlement  of  transactions,   changes  in  governmental   economic  or
      monetary  policy in the U.S. or abroad,  or other political and economic factors.

Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or sell them quickly at an acceptable  price.  A restricted  security is one that has a contractual  restriction on its resale or which cannot be sold publicly  until it is registered  under the Securities Act of 1933.
      The Fund will not invest  more than 10% of its net assets in illiquid or restricted  securities  (the  Board  can  increase  that  limit to 15%).
      Certain restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.  The Manager monitors  holdings  of  illiquid  securities  on  an  ongoing  basis  to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments.  The Fund can invest in a number of different kinds of
      "derivative"  investments.  In general terms, a derivative instrument is an investment  contract  whose value depends on (or is derived from) the value of an underlying  asset,  interest rate or index.  In the broadest sense,  exchange-traded  options,  futures contracts,  and other hedging instruments  the Fund  might  use may be  considered  to be  "derivative investments.  Derivatives  may  increase  the  volatility  of the Fund's share price or cause investment losses.

o     Hedging.  The  Fund  can buy and sell  futures  contracts,  put and call options,  swaps,  and forward  contracts.  These are all  referred to as
      "hedging  instruments."  The Fund does not use hedging  instruments  for speculative  purposes.  The  Fund  has  limits  on its  use  of  hedging instruments  and is not  required to use them in seeking its  investment objective.

      The Fund could buy and sell options,  futures and forward  contracts for a number of purposes.  Some of these  strategies  would hedge the Fund's portfolio against price fluctuations.  Other hedging strategies, such as buying  futures  and call  options,  would tend to  increase  the Fund's exposure to the securities  market.  The Fund may also try to manage its exposure to changing interest rates.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the payment of premiums  and can  increase  portfolio turnover.  For  example,  if a  covered  call  written  by the  Fund  is exercised on an investment  that has  increased in value,  the Fund will be  required  to sell the  investment  at the call price and will not be able to realize  any profit if the  investment  has  increased  in value above the call price.

      If the  Manager  used a hedging  instrument  at the wrong time or judged market  conditions  incorrectly,  the  strategy  could reduce the Fund's return.  The Fund  could  also  experience  losses if the  prices of its futures  and  options  positions  were not  correlated  with  its  other investments  or if it could  not  close  out a  position  because  of an illiquid market.

Temporary  Defensive  and Interim  Investments.  In times of unstable  adverse market or  economic  conditions,  the Fund can  invest up to 100% of its assets in temporary  defensive  investments that are consistent with the
      Fund's principal investment  strategies.  Generally,  they would be cash equivalents  (such  as  commercial  paper),  money  market  instruments, short-term debt securities,  U.S. government  securities,  or repurchase agreements and may include other  investment-grade debt securities.  The
      Fund could also hold these types of  securities  pending the  investment of proceeds  from the sale of Fund shares or portfolio  securities or to meet  anticipated  redemptions  of Fund  shares.  To the extent the Fund invests  defensively  in these  securities,  it might  not  achieve  its investment objective.

How the Fund Is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's Board of  Directors,  under an investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has operated as an  investment  advisor  since January 1960.
The Manager (including  subsidiaries) managed more than $120 billion in assets as of March 31,  2001,  including  other  Oppenheimer  funds  with more than 5 million  shareholder  accounts.  The  Manager is  located  at Two World  Trade
Center, 34th Floor, New York, New York 10048-0203.

Portfolio  Managers.  The  portfolio  managers of the Fund are Bruce  Bartlett and Christopher  Leavy. They are the persons  primarily  responsible for selecting the securities for the Fund's portfolio.  Mr. Bartlett is also a  portfolio  manager  and  officer  of  other  Oppenheimer  funds.  Mr.
      Bartlett,  who is a Senior Vice  President  of the  Manager,  has been a
      Vice President and portfolio  manager of the Fund since 1995. Mr. Leavy, who  is a  Senior  Vice  President  of  the  Manager,  has  been  a Vice
      President  and  portfolio  manager  of the Fund  since  October 3, 2000.
      Prior to joining  the  Manager in April 1995,  Mr.  Bartlett  was a Vice
      President and Senior  Portfolio  Manager of First of America  Investment
      Corp.  Prior to joining the Manager in September  2000,  Mr. Leavy was a portfolio manager at Morgan Stanley Dean Witter  Investment  Management.
      Prior to joining  Morgan  Stanley Dean Witter in 1997,  Mr. Leavy was an
      analyst and portfolio  manager for Crestar Asset  Management  commencing in 1995.

Advisory Fees.  Under the  investment  advisory  agreement,  the Fund pays the
      Manager an advisory  fee at an annual rate that  declines on  additional assets as the Fund  grows:  0.75% of the first  $100  million of average annual net assets of the Fund, 0.70% of the next $100 million,  0.65% of the next  $100  million.  0.60% of the next $100  million,  0.55% of the next $100  million  and 0.50% of average  annual net assets in excess of
      $500 million.  The Fund's  management fee for its last fiscal year ended
      December  31,  2000 was 0.52 % of  average  annual  net  assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

How Do You Buy Shares?  You can buy shares  several ways, as described  below.
The  Fund's  Distributor,   OppenheimerFunds  Distributor,  Inc.  may  appoint
certain  servicing  agents to accept  purchase (and  redemption)  orders.  The
Distributor,  in its sole  discretion,  may reject any purchase  order for the
Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf.

Buying  Shares  Through Your  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

o     Paying by Federal Funds Wire.  Shares purchased  through the Distributor may be paid  for by  Federal  Funds  wire.  The  minimum  investment  is
      $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

o     Buying Shares Through  OppenheimerFunds  AccountLink.  With AccountLink,
      you  pay for  shares  by  electronic  funds  transfers  from  your  bank account.  Shares are  purchased  for your account  through the Automated
      Clearing  House  (ACH)  system.   You  can  provide  those  instructions
      automatically,  under an Asset  Builder  Plan,  described  below,  or by telephone instructions using OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details.

o     Buying Shares  Through Asset Builder Plans.  You may purchase  shares of the Fund (and up to four other  Oppenheimer  funds)  automatically  each month from your account at a bank or other financial  institution  under an  Asset  Builder  Plan  with  AccountLink.  Details  are in the  Asset
      Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU  INVEST?  You can buy Fund  shares  with a  minimum  initial investment  of  $1,000  and make  additional  investments  at any time with as little as $25. There are reduced minimum  investments under special investment plans.

o     With Asset Builder  Plans,  403(b) plans,  Automatic  Exchange Plans and military  allotment  plans,  you  can  make  initial  and  subsequent investments for as little as $25. You can make  additional  purchases of at least $25 through AccountLink.

o     Under retirement plans, such as IRAs, pension and  profit-sharing  plans and 401(k) plans,  you can start your account with as little as $250.
         If your IRA is started under an Asset  Builder Plan,  the $25 minimum applies. Additional purchases may be as little as $25.

o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from the Fund or other  Oppenheimer  funds (a list of them appears in the  Statement of Additional  Information,  or you can ask
         your   dealer   or  call  the   Transfer   Agent),   or   reinvesting
         distributions   from   unit   investment   trusts   that   have  made
         arrangements with the Distributor.

AT WHAT  PRICE ARE  SHARES  SOLD?  Shares  are sold at their  offering  price, which is the net asset  value per share plus any  initial  sales  charge  that applies.  The offering  price that applies to a purchase order is based on the next  calculation  of the net asset  value per  share  that is made  after the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor  receives the order and sends it to the
Distributor.

Net asset  value.  The Fund  calculates  the net asset  value of each class of shares as of the close of The New York Stock  Exchange,  on each day the
      Exchange  is open  for  trading  (referred  to in this  Prospectus  as a
      "regular  business day"). The Exchange normally closes at 4:00 P.M., New
      York time,  but may close earlier on some days.  All  references to time in this Prospectus mean "New York time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  To determine net asset value,  the
      Fund's  Board of  Directors  has  established  procedures  to value  the
      Fund's  securities,  in  general  based on market  value.  The Board has
      adopted   special   procedures  for  valuing   illiquid  and  restricted
      securities  and  obligations  for which market  values cannot be readily obtained.  Because  some  foreign  securities  trade in  markets  and on exchanges  that  operate on weekends  and U.S.  holidays,  the values of some of the Fund's foreign  investments  might change  significantly  on days when investors cannot buy or redeem shares.

The offering  price.  To receive the offering  price for a particular  day, in most cases the  Distributor  or its  designated  agent must receive your order by the time of day The New York Stock  Exchange  closes  that day.
      If your order is received on a day when the  Exchange is closed or after it has closed,  the order will receive the next  offering  price that is determined after your order is received.

Buying  shares  through a dealer.  If you buy  shares  through a dealer,  your dealer must receive the order by the close of The New York Stock  Exchange and
transmit  it  to  the   Distributor   so  that  it  is  received   before  the
Distributor's  close of  business on a regular  business  day  (normally  5:00
P.M.) to  receive  that  day's  offering  price.  Otherwise,  the  order  will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT  CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  five
(5) different  classes of shares.  The different  classes of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
(on investments up to $1 million for regular  accounts or $500,000 for certain retirement  plans).  The amount of that sales  charge will vary  depending  on the amount you  invest.  The sales  charge  rates are listed in "How Can I Buy
Class A Shares?" below.

Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual asset-based sales charge. If you sell your shares  within six years of buying  them,  you will  normally  pay a contingent  deferred  sales  charge.  That  contingent  deferred  sales charge varies  depending on how long you own your shares,  as described in "How Can I
Buy Class B Shares?" below.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual asset-based sales charge. If you sell your shares  within 12 months of buying  them,  you will  normally  pay a contingent  deferred  sales  charge of 1.0%,  as  described  in "How Can I Buy
Class C Shares?" below.

Class N Shares.  Class N shares are  offered  only  through  retirement  plans
(including  IRAs and 403(b) plans) that  purchase  $500,000 or more of Class N shares of one or more  Oppenheimer  funds,  or through  retirement  plans (not including  IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more  eligible  plan  participants.  Class N  shares  also are  offered  to rollover IRAs  sponsored by the Manager that purchase  Class N shares with the proceeds from a distribution  from a qualified  retirement plan or 403(b) plan sponsored by the Manager.  Non-retirement  plan  investors  cannot buy Class N shares  directly.  If you buy Class N shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based  sales  charge.  If you sell your shares  within  eighteen  (18) months of the  retirement  plan's first  purchase of Class N shares,  you may pay a  contingent  deferred  sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class Y Shares.  Class Y shares  are  offered  only to  certain  institutional investors that have special agreements with the Distributor.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The  discussion  below  assumes  that you will  purchase  only one class of shares,  and not a  combination  of shares of different  classes.  Of course,  these examples are based on  approximations  of the effect of current sales charges and expenses  projected  over time, and do not detail all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future financial needs cannot be predicted with certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares.  Because  of the effect of  class-based  expenses,  your  choice will  also  depend  on how much you plan to  invest.  For  example,  the reduced sales charges  available for larger  purchases of Class A shares may,  over time,  offset the effect of paying an initial sales charge on your investment,  compared to the effect over time of higher class-based expenses  on  shares  of  Class B,  Class C or  Class N. For  retirement plans  that  qualify to  purchase  Class N shares,  Class N shares  will generally be more advantageous  than Class C shares;  Class B shares are not available for purchase by such retirement plans.

o     Investing  for  the  Shorter  Term.  While  the  Fund is  meant  to be a long-term  investment,  if you have a relatively short-term investment horizon
(that is,  you plan to hold your  shares  for not more  than six  years),  you should  probably  consider  purchasing  Class A or Class C shares  rather than
Class B shares.  That is  because  of the  effect  of the  Class B  contingent deferred  sales charge if you redeem  within six years,  as well as the effect of the Class B  asset-based  sales  charge on the  investment  return for that class in the  short-term.  Class C  shares  might  be the  appropriate  choice
(especially  for  investments  of less  than  $100,000),  because  there is no initial  sales charge on Class C shares,  and the  contingent  deferred  sales charge does not apply to amounts you sell after holding them one year.

However,  if you plan to invest more than $100,000 for the shorter term,  then as your investment  horizon  increases toward six years,  Class C shares might not be as  advantageous  as  Class  A  shares.  That  is  because  the  annual asset-based  sales charge on Class C shares will have a greater impact on your account  over  the  longer  term  than  the  reduced  front-end  sales  charge available for larger purchases of Class A shares.

And for  non-retirement  plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous  choice, no matter how long you intend to hold your shares.  For that  reason,  the  Distributor  normally will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need access  to  your  money  for  seven  years  or  more,  Class B  shares  may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C  or  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the contingent  deferred sales charge) for Class B, Class C or
      Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account  before  deciding  which  class of shares to buy.

      Additionally,  the  dividends  payable  to Class B,  Class C and Class N shareholders  will be reduced by the additional  expenses borne by those classes  that  are not  borne by Class A  shares,  such as the  Class B,
      Class C and Class N asset-based  sales charge described below and in the
      Statement  of  Additional   Information.   Share  certificates  are  not
      available  for  Class  B,  Class C and  Class N  shares,  and if you are considering  using your shares as collateral  for a loan,  that may be a factor to consider.

How Do Share Classes  Affect  Payments to My Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling  another class.  It is important to remember that Class B, Class
      C and Class N contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of
      Class A shares:  to  compensate  the  Distributor  for  concessions  and expenses  it pays to dealers  and  financial  institutions  for  selling shares.  The  Distributor may pay additional  compensation  from its own resources to  securities  dealers or financial  institutions  based upon the  value of  shares  of the  Fund  owned by the  dealer  or  financial institution for its own account or for its customers.

SPECIAL  SALES CHARGE  ARRANGEMENTS  AND WAIVERS.  Appendix C to the Statement
of  Additional  Information  details  the  conditions  for the waiver of sales charges that apply in certain  cases,  and the special sales charge rates that apply  to  purchases  of  shares  of the  Fund by  certain  groups,  or  under
specified   retirement  plan   arrangements  or  in  other  special  types  of
transactions.  To  receive a waiver or special  sales  charge  rate,  you must advise the  Distributor  when  purchasing  shares or the  Transfer  Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is  normally  net asset  value  plus an  initial  sales  charge.
However,  in some  cases,  described  below,  purchases  are not subject to an initial sales charge,  and the offering price will be the net asset value.  In other cases, reduced sales charges may be available,  as described below or in the Statement of  Additional  Information.  Out of the amount you invest,  the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as commission.  The  Distributor  reserves the right to reallow the  entire  commission  to  dealers.  The  current  sales  charge  rates  and commissions paid to dealers and brokers are as follows:

------------------------------------------------------------------------------
 Amount of Purchase    Front-End Sales     Front-End Sales      Concession As
                         Charge As a         Charge As a
                        Percentage of     Percentage of Net     Percentage of
                       Offering Price      Amount Invested     Offering Price
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Less than $25,000           5.75%               6.10%               4.75%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$25,000 or more but         5.50%               5.82%               4.75%
less than $50,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$50,000 or more but         4.75%               4.99%               4.00%
less than $100,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$100,000 or more
but less than               3.75%               3.90%               3.00%
$250,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$250,000 or more
but less than               2.50%               2.56%               2.00%
$500,000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
$500,000 or more            2.00%               2.04%               1.60%
but less than $1
million
-------------------------------------------------------------------------------

Class A Contingent  Deferred  Sales  Charge.  There is no initial sales charge on  purchases  of Class A shares  of any one or more of the  Oppenheimer funds  aggregating  $1  million  or more  or for  certain  purchases  by particular  types of  retirement  plans  described  in Appendix C to the
      Statement of Additional  Information.  The  Distributor  pays dealers of record  concessions  in an  amount  equal  to  1.0% of  purchases  of $1 million  or more  other  than by those  retirement  accounts.  For those retirement  plan  accounts,  the  concession  is 1.0% of the first  $2.5 million,  plus 0.50% of the next $2.5  million,  plus 0.25% of purchases over $5 million,  calculated on a calendar  year basis.  In either case, the  concession  will be paid only on purchases that were not previously subject  to  a  front-end  sales  charge  and  dealer  commission.  That concession  will not be paid on  purchases  of shares of $1  million  or more  (including any right of  accumulation)  by a retirement  plan that pays for the purchase with the redemption  proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year.

      If you redeem any of those shares within an 18- month  "holding  period"
      measured  from  the end of the  calendar  month  of  their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That  sales  charge  will be  equal  to 1.0%  of the  lesser  of (1) the aggregate  net  asset  value  of the  redeemed  shares  at the  time  of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain  distributions)  or (2) the original net asset value of the redeemed shares.  However,  the Class A contingent deferred sales charge will not exceed the aggregate  amount of the concessions the Distributor paid  to  your  dealer  on  all  purchases  of  Class  A  shares  of all
      Oppenheimer  funds you made that were  subject to the Class A contingent deferred sales charge.

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right of
      Accumulation"  or a Letter of Intent,  as  described  in "Reduced  Sales
      Charges"  in the  Statement  of  Additional  Information.  The  Class  A
      initial and  contingent  deferred  sales  charges are not imposed in the circumstances  described in Appendix C to the  Statement  of  Additional
      Information.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases  of Class A  shares  of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan assets and that have  entered  into  a  special  agreement  with  the  Distributor.  The
      Distributor  pays  dealers of record  concessions  in an amount equal to
      0.25% of purchases by those retirement  plans.  That concession will not be paid on  purchases  of  shares  by a  retirement  plan  made with the proceeds of the redemption of Class N shares of one or more  Oppenheimer funds held by the plan for more than 18 months.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed within 6 years of the end of the calendar month of their purchase,  a contingent  deferred  sales  charge  will  be  deducted  from  the  redemption proceeds.  The Class B contingent  deferred sales charge is paid to compensate the  Distributor for its expenses of providing  distribution-related  services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in              Redemptions in That Year
Which                                   (As % of Amount Subject to Charge)
Purchase Order was Accepted
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                 5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
            6 and following                              None
-------------------------------------------------------------------------------

            In the  table,  a "year" is a 12-month  period.  In  applying  the sales charge,  all  purchases are  considered to have been made on the first regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any  Class B  shares  you hold  convert,  a  prorated portion  of your  Class B  shares  that  were  acquired  by  reinvesting dividends and  distributions  on the converted  shares will also convert to Class A shares.  The  conversion  feature is subject to the continued
      availability  of a tax ruling  described in the  Statement of Additional
      Information.  For further  information on the conversion feature and its
      tax  implications,   see  "Class  B  Conversion"  in  the  Statement  of
      Additional Information.

HOW CAN YOU BUY CLASS C  SHARES?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a holding  period of 12 months  from the end of the  calendar month of their  purchase,  a contingent  deferred sales charge of 1.0% will be deducted from the redemption  proceeds.  The Class C contingent deferred sales charge is paid to  compensate  the  Distributor  for its expenses of providing distribution-related  services  to the  Fund in  connection  with  the sale of
Class C shares.

HOW CAN YOU BUY  CLASS N  SHARES?  Class N shares  are  offered  only  through retirement plans  (including IRAs and 403(b) plans) that purchase  $500,000 or more of Class N shares of one or more Oppenheimer funds or through  retirement plans (not  including  IRAs and 403(b)  plans) that have assets of $500,000 or more or 100 or more eligible participants.  Class N shares also are offered to rollover IRAs  sponsored by the Manager that purchase  Class N shares with the proceeds from a distribution  from a qualified  retirement plan or 403(b) plan sponsored by the Manager.  Non-retirement  plan  investors  cannot buy Class N shares directly.

A contingent deferred sales charge of 1.0% will be imposed if:

o     The retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are  terminated as an investment  option  of the plan and  Class N shares  are  redeemed within  18 months  after  the  plan's  first  purchase  of Class N shares of any Oppenheimer fund, or

o     With respect to an individual  retirement  plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement  plans that offer  Class N shares may impose  charges on plan participant  accounts.  The  procedures  for buying,  selling,  exchanging and transferring  the Fund's  other  classes of shares  (other than the time those orders must be received by the  Distributor or Transfer Agent in Colorado) and
the special account  features  applicable to purchasers of those other classes of  shares  described  elsewhere  in this  prospectus  do not apply to Class N shares offered through a group  retirement  plan.  Instructions for purchasing redeeming,  exchanging or transferring  Class N shares offered through a group retirement  plan must be submitted by the plan, not by plan  participants  for whose benefit the shares are held.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net asset  value per share without sales charge  directly to certain  institutional  investors that have  special  agreements  with the  Distributor  for this  purpose.  They may include  insurance  companies,  registered  investment  companies and employee benefit plans, for example.  Massachusetts  Mutual Life Insurance Company,  an affiliate  of the Manager,  may purchase  Class Y shares of the Fund and other
Oppenheimer  funds (as well as Class Y shares of funds advised by  MassMutual)
for asset allocation  programs,  investment  companies or separate  investment accounts it sponsors and offers to its customers.  Individual investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging and  transferring  the Fund's other classes of shares and the  special  account  features  available  to  investors  buying  those other classes  of shares do not apply to Class Y shares.  An  exception  is that the time those orders must be received by the  Distributor or its agents or by the
Transfer  Agent is the same for Class Y as for other share  classes.  However, those  instructions  must be submitted by the institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.25% of the average  annual net assets  presented  by Class A shares of the  Fund.  The  Distributor  currently  uses all of  those  fees to pay dealers,  brokers,  banks and other financial institutions quarterly for
      providing   personal  service  and  maintenance  of  accounts  of  their customers that hold Class A shares.

Distribution  and Service  Plans for Class B, Class C and Class N Shares.  The
      Fund has adopted  Distribution  and  Service  Plans for Class B, Class C
      and  Class  N  shares  to  pay  the  Distributor  for  its  services  in distributing  Class  B,  Class  C  and  Class  N  shares  and  servicing accounts.  Under  the  plans,  the Fund pays the  Distributor  an annual asset-based  sales  charge  of 0.75%  per year on Class B shares  and on
      Class C shares  and 0.25% per year on Class N  shares.  The  Distributor also receives a service fee of 0.25% per year under each of the plans.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C  expenses  by 1.00%  and  Class N  expenses  by 0.50% of the net assets per year.  Because  these fees are paid out of the Fund's  assets on an ongoing  basis,  over time these  fees will  increase  the cost of your investment and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts that hold Class B, Class C or
      Class N shares.  The Distributor  pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.
      After the shares  have been held for a year,  the  Distributor  pays the service fees to dealers on a quarterly basis.

      The  Distributor  currently  pays  sales  concessions  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor retains the Class B asset-based sales charge.

      The  Distributor  currently  pays  sales  concessions  of  0.75%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  C  shares  is  therefore  1.00%  of  the  purchase   price.   The
      Distributor pays the asset-based  sales charge as an ongoing  commission to the dealer on Class C shares  that have been  outstanding  for a year or more.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class N shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  N  shares  is  therefore  1.00%  of  the  purchase   price.   The
      Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

AccountLink.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

o     transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under
            Asset Builder Plans, or
o     have the Transfer Agent send redemption  proceeds or transmit  dividends and distributions  directly to your bank account.  Please call the
            Transfer Agent for more information.

      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.852.8457.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions to the Transfer Agent. AccountLink privileges will apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative  of record  unless and until the Transfer  Agent  receives  written  instructions  terminating  or changing those  privileges.  After you  establish  AccountLink  for your  account,  any change  of bank  account  information  must  be  made by  signature-guaranteed instructions  to the  Transfer  Agent signed by all  shareholders  who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.

Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by
      phone,   by   calling   1.800.533.3310.   You  must   have   established
      AccountLink  privileges  to link your bank  account with the Fund to pay for these purchases.

Exchanging Shares. With the  OppenheimerFunds  exchange  privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU  SUBMIT  TRANSACTION  REQUESTS  BY  FAX?  You may  send  requests  for
certain  types  of  account   transactions   to  the  Transfer  Agent  by  fax
(telecopier).   Please  call   1.800.525.7048   for  information  about  which
transactions may be handled this way.  Transaction  requests  submitted by fax are  subject  to the same rules and  restrictions  as  written  and  telephone requests described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
http://www.oppenheimerfunds.com.  Additionally,  shareholders  listed  in  the account  registration  (and the dealer of record) may request  certain account transactions through a special section of that
website.  To perform  account  transactions,  you must first obtain a personal identification  number (PIN) by calling the Transfer Agent at  1.800.533.3310.
If you do not want to have Internet  account  transaction  capability for your account,  please call the  Transfer  Agent at  1.800.525.7048.  At times,  the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund,  you have up to 6 months  to  reinvest  all or part of the redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class
B shares  on which  you  paid a  contingent  deferred  sales  charge  when you redeemed  them.  This  privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the  Distributor  for this privilege when you send your payment.

RETIREMENT  PLANS.  You may buy  shares of the Fund for your  retirement  plan account.  If you  participate in a plan  sponsored by your employer,  the plan trustee  or  administrator  must buy the  shares  for your plan  account.  The
Distributor   also  offers  a  number  of  different   retirement  plans  that
individuals and employers can use:

Individual  Retirement  Accounts  (IRAs).  These include  regular  IRAs,  Roth
      IRAs, SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRA.  These are Simplified  Employee Pensions Plan IRAs for small business owners or self-employed individuals.
403(b)(7)  Custodial  Plans.  These are tax  deferred  plans for  employees of eligible  tax-exempt  organizations,  such  as  schools,  hospitals  and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.

Pension and Profit-Sharing  Plans. These plans are designed for businesses and self-employed individuals.

      Please  call  the  Distributor  for  OppenheimerFunds   retirement  plan
      documents, which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your  shares  on any  regular  business day.  Your shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer  Agent.  The
Fund lets you sell your  shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular  basis.
If you have  questions  about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please  call the  Transfer  Agent first, at 1.800.525.7048, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests  must be in writing and must include a signature  guarantee  (although  there may be other  situations that also require a signature guarantee):

o     You wish to redeem $100,000 or more and receive a check
o     The redemption  check is not payable to all  shareholders  listed on the account statement
o     The  redemption  check  is not sent to the  address  of  record  on your account statement
o     Shares are being  transferred  to a Fund account with a different  owner or name
o     Shares are being  redeemed by someone  (such as an Executor)  other than the owners

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a  guarantee  of  your  signature  by  a  number  of  financial  institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities,  municipal  securities or government securities,
o     a  U.S.   national   securities   exchange,   a  registered   securities
         association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business  or as a  fiduciary,  you must also  include  your title in the signature.

Retirement  Plan Accounts.  There are special  procedures to sell shares in an
OppenheimerFunds  retirement  plan  account.  Call the  Transfer  Agent  for a distribution  request form. Special income tax withholding  requirements apply to  distributions  from retirement  plans.  You must submit a withholding form with your  redemption  request to avoid delay in getting your money and if you do not  want  tax  withheld.  If your  employer  holds  your  retirement  plan account  for you in the name of the  plan,  you must ask the plan  trustee  or administrator to request the sale of the Fund shares in your plan account.

Sending  Redemption  Proceeds  by Wire.  While the Fund  normally  sends  your money by check,  you can  arrange to have the  proceeds of the shares you sell sent by  Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the  Federal  Reserve  wire  system.  The minimum  redemption  you can have sent by wire is  $2,500.  There is a $10 fee for each wire.  To find out how to set up this  feature on your  account or to arrange a wire, call the Transfer Agent at 1.800.852.8457.

HOW  DO YOU  SELL  SHARES  BY  MAIL?  Write  a  letter  of  instructions  that includes:

o     Your name
o     The Fund's name
o     Your Fund account number (from your account statement)
o     The dollar amount or number of shares to be redeemed
o     Any special payment instructions
o     Any share certificates for the shares you are selling
o     The  signatures  of all  registered  owners  exactly  as the  account is registered, and
o     Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail: Send courier or express mail requests to:
OppenheimerFunds Services                       OppenheimerFunds Services
P.O. Box 5270                             10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270               Denver, Colorado 80231

HOW DO YOU SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received  by the  Transfer  Agent by the close of The New York Stock  Exchange that day,  which is normally 4:00 P.M.,  but may be earlier on some days.  You may not redeem shares held in an  OppenheimerFunds  retirement plan account or under a share certificate by telephone.

o     To redeem shares through a service representative, call 1.800.852.8457
o     To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits On Amounts Redeemed By Telephone?

o     Telephone  Redemptions  Paid by Check. Up to $100,000 may be redeemed by telephone in any 7-day  period.  The check must be payable to all owners of record of the shares and must be sent to the  address on the  account statement.  This  service is not  available  within 30 days of  changing the address on an account.

o     Telephone  Redemptions  Through  AccountLink  or by Wire.  There  are no
      dollar  limits on telephone  redemption  proceeds sent to a bank account designated  when you  establish  AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends  on the  proceeds  of the shares you  redeemed while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmission by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to Class A, Class B, Class C or Class N contingent deferred sales charges and redeem any Class A, Class B or Class C shares or all Class
N shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

      With respect to Class N shares, a 1.0% contingent  deferred sales charge will be imposed if:

o     The retirement  plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all  Oppenheimer  funds are  terminated as an investment  option  of the plan and  Class N shares  are  redeemed within  18 months  after  the  plan's  first  purchase  of Class N shares of any Oppenheimer fund, or,

o     With respect to an individual  retirement  plan or 403(b) plan,  Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o     the amount of your account value represented by an increase in net asset value over the initial purchase price,
o     shares purchased by the reinvestment of dividends or capital gains distributions, or
o     shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

(1)   shares acquired by reinvestment of dividends and capital gains distributions,
(2)   shares held for the holding period that applies to the class,
(3)   shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

      Shares of the Fund may be  exchanged  for shares of certain  Oppenheimer funds at net  asset  value per share at the time of  exchange,  without  sales charge.  Shares of the Fund can be  purchased  by  exchange of shares of other
Oppenheimer  funds  on the same  basis.  To  exchange  shares,  you must  meet several conditions:

o     Shares of the fund  selected for exchange  must be available for sale in your state of residence.
o     The prospectuses of both funds must offer the exchange privilege.
o     You must hold the shares you buy when you establish  your account for at least 7 days before you can exchange them.  After the account is open
         7 days, you can exchange shares every regular business day.
o     You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
o     Before exchanging into a fund, you must obtain and read its prospectus.

      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other  Oppenheimer  funds.  For  example,  you can  exchange  Class A shares of this Fund only for Class A shares of  another fund. In some cases,  sales  charges may be imposed on exchange  transactions.
For tax  purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a purchase of the shares of the other fund,  which may result in a capital  gain or loss.  Please  refer to "How to Exchange  Shares" in the
Statement of Additional Information for more details.

You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of  Additional  Information  or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all  owners of the  account.  Send it to the  Transfer  Agent at the address  on the back  cover.  Exchanges  of  shares  held  under  certificates cannot be processed unless the Transfer Agent receives the  certificates  with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative at 1.800.852.8457,  or by using PhoneLink for automated exchanges by calling 1.800.533.3310.  Telephone exchanges may be made only  between  accounts  that are  registered  with the same  name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

o     Shares are normally  redeemed from one fund and purchased from the other fund in the exchange  transaction on the same regular business day on which the  Transfer  Agent  receives an  exchange  request  that  conforms to the policies  described above. It must be received by the close of The New York
   Stock  Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
      o  The interests of the Fund's  long-term  shareholders  and its ability to manage its investments  may be adversely  affected when its shares are  repeatedly  bought and sold in  response  to  short-term  market fluctuations--also  known  as  "market  timing."  When  large  dollar amounts  are  involved,  the Fund may  have  difficulty  implementing long-term investment  strategies,  because it cannot predict how much cash it will have to invest.  Market  timing  also may force the Fund to sell portfolio  securities at  disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These  factors may hurt the Fund's  performance and its  shareholders.  When the Manager believes  frequent  trading  would  have a  disruptive  effect on the
         Fund's  ability to manage its  investments,  the Manager and the Fund may  reject  purchase  orders  and  exchanges  into  the  Fund by any person,  group or account  that the  Manager  believes to be a market timer.
o     Because   excessive   trading  can  hurt  fund   performance   and  harm
   shareholders,  the Fund  reserves the right to refuse any exchange  request that it  believes  will  disadvantage  it, or to refuse  multiple  exchange requests submitted by a shareholder or dealer.
o     The Fund may amend,  suspend or terminate the exchange  privilege at any time. The Fund will provide you notice  whenever it is required to do so by applicable law.
o     If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a restriction  cited above,  only the shares  eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about  the  Fund's  policies  and  procedures  for  buying, selling,  and  exchanging  shares is contained in the  Statement of Additional
Information.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of  Directors  at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended  or  terminated  by the Fund at any time.  If an account  has more than one owner,  the Fund and the  Transfer  Agent may rely on the  instructions of any one owner.  Telephone  privileges apply to each owner of the  account  and the dealer  representative  of record
      for  the  account  unless  the  Transfer  Agent  receives   cancellation
      instructions from an owner of the account.

The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.

Dealers  that  can  perform   account   transactions   for  their  clients  by
      participating  in NETWORKING  through the National  Securities  Clearing
      Corporation are  responsible for obtaining their clients'  permission to perform those  transactions,  and are  responsible  to their clients who are  shareholders  of the Fund if the dealer  performs  any  transaction erroneously or improperly.

The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check or through  AccountLink  or by Federal  Funds wire (as  elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.

The Transfer  Agent may delay  forwarding a check or  processing a payment via
      AccountLink for recently  purchased shares,  but only until the purchase payment  has  cleared.  That  delay  may be as much as 10 days  from the date the  shares  were  purchased.  That  delay  may be  avoided  if you purchase  shares by Federal  Funds wire or certified  check,  or arrange with  your  bank  to  provide  telephone  or  written  assurance  to the
      Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped.  In some cases  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.

 "Backup  Withholding"  of federal income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having
      the  same  last  name  and   address   on  the   Fund's   records.   The
      consolidation of these mailings, called householding,  benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.525.7048.  You may also notify the Transfer
      Agent in  writing.  Individual  copies of  prospectuses  and reports and privacy  notices  will be  sent to you  commencing  30  days  after  the
      Transfer Agent receives your request to stop householding.

DIVIDENDS, CAPITAL GAINS AND TAXES

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net investment  income on an annual basis. The Fund intends to pay dividends  to  shareholders  in  December  on a date  selected by the Board of
Directors.

      Dividends  and  other  distributions  paid on Class A and Class Y shares will  generally  be higher  than  dividends  for Class B,  Class C and Class N shares,  which normally have higher  expenses than Class A and Class Y shares.
The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or other distributions.

CAPITAL  GAINS.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT  ARE YOUR  CHOICES  FOR  RECEIVING  DISTRIBUTIONS?  When  you  open  your account,  specify on your  application  how you want to receive your dividends and distributions.  You have four options:

Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.

Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have  them sent to your bank through AccountLink.

Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
reinvest   all   distributions   in  the  same  class  of  shares  of  another
OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.  Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend".  If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember,  There  May be Taxes  on  Transactions.  Because  the  Fund's  share prices  fluctuate,  you may  have a  capital  gain or loss  when  you  sell or exchange  your shares.  A capital gain or loss is the  difference  between the price you paid for the shares and the price you  received  when you sold them.
Any capital gain is subject to capital gains tax.

Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
Fund may be considered a  non-taxable  return of capital to  shareholders.  If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax adviser about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information was audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.  Class N shares were not offered for sale during the periods shown below.  Therefore, information on Class N shares is not included in the following tables or in the Fund's other financial statements.
FINANCIAL HIGHLIGHTS Continued

Class A Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.25	$12.23	$11.00	$ 9.77	$9.35

Income (loss) from investment operations: Net investment income	.15	.14	.16	.16	.20
Net realized and unrealized gain (loss)	(.84)	2.01	2.09	2.49	1.63

Total income (loss) from investment operations	(.69)	2.1 5	2.25	2.65	1.83

Dividends and/or distributions to shareholders: Dividends from net investment income	(.15)	(.12)	(.15)	(.14)	(.20)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.78)	(1.13)	(1.02)	(1.42)	(1.41)

Net asset value, end of period	$11.78	$13.25	$12.23	$11.00	$9.77

Total Return, at Net Asset Value[1]	(5.62)%	18.34%	21.16%	27.39%	19.73%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$3,161	$3,157	$2,594	$2,238	$1,827

Average net assets (in millions)	$3,382	$2,757	$2,388	$2,045	$1,685

Ratios to average net assets:[2] Net investment income	1.17%	1.12%	1.31%	1.43%	1.96%
Expenses	0.87%	0.87%	0.86%[3]	0.89%[3]	0.90%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2.Annualized for periods of less than one full year.
3.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.10	$12.10	$10.89	$ 9.70	$9.29

Income (loss) from investment operations: Net investment income	.05	.04	.06	.07	.12
Net realized and unrealized gain (loss)	(.84)	1.98	2.08	2.45	1.62

Total income (loss) from investment operations	(.79)	2.02	2.14	2.52	1.74

Dividends and/or distributions to shareholders: Dividends from net investment income	(.03)	(.01)	(.06)	(.05)	(.12)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)
Total dividends and/or distributions to shareholders	(.66)	(1.02)	(.93)	(1.33)	(1.33)
Net asset value, end of period	$11.65	$13.10	$12.10	$10.89	$9.70

Total Return, at Net Asset Value[1]	(6.36)%	17.37%	20.25%	26.17%	18.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$800	$1,152	$1,202	$987	$755

Average net assets (in millions)	$965	$1,196	$1,080	$878	$672

Ratios to average net assets:[2] Net investment income	0.37%	0.32%	0.50%	0.62%	1.15%
Expenses	1.66%	1.67%	1.67%[3]	1.71%[3]	1.71%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

Class C Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.13	$12.13	$10.92	$ 9.72	$9.33

Income (loss) from investment operations: Net investment income	.04	.04	.06	.07	.16
Net realized and unrealized gain (loss)	(.82)	1.98	2.08	2.46	1.57

Total income (loss) from investment operations	(.78)	2.0 2	2.14	2.53	1.73

Dividends and/or distributions to shareholders: Dividends from net investment income	(.05)	(.02)	(.06)	(.05)	(.13)
Distributions from net realized gain	(.63)	(1.00)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.68)	(1.02)	(.93)	(1.33)	(1.34)

Net asset value, end of period	$11.67	$13.13	$12.13	$10.92	$9.72

Total Return, at Net Asset Value[1]	(6.33)%	17.37%	20.20%	26.23%	18.67%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$109	$76	$58	$37	$18

Average net assets (in millions)	$ 97	$66	$47	$27	$ 8

Ratios to average net assets:[2] Net investment income	0.37%	0.31%	0.50%	0.63%	1.05%
Expenses	1.67%	1.68%	1.67%[3]	1.72%[3]	1.76%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

FINANCIAL HIGHLIGHTS
Class Y Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.26	$12.24	$11.00	$ 9.77	$9.35

Income (loss) from investment operations: Net investment income	.17	.17	.17	.18	.23
Net realized and unrealized gain (loss)	(.84)	2.00	2.10	2.48	1.61

Total income (loss) from investment operations	(.67)	2.1 7	2.27	2.66	1.84

Dividends and/or distributions to shareholders: Dividends from net investment income	(.18)	(.14)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.81)	(1.15)	(1.03)	(1.43)	(1.42)

Net asset value, end of period	$11.78	$13.26	$12.24	$11.00	$9.77

Total Return, at Net Asset Value[1]	(5.54)%	18.53%	21.33%	27.53%	19.88%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$56	$52	$39	$27	$18

Average net assets (in millions)	$57	$47	$34	$22	$13

Ratios to average net assets:[2] Net investment income	1.29%	1.32%	1.39%	1.60%	2.08%
Expenses	0.75%	0.67%	0.80%[3]	0.74%[3]	0.77%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2.Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

INFORMATION AND SERVICES

For More Information on Oppenheimer Total Return Fund, Inc.
The  following  additional  information  about  the  Fund  is  available without charge
upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies,
risks, and operations. It is incorporated by reference into this
Prospectus (which means
it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.
The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free: 1.800.525.7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can send us a request by e-mail or read or  download  documents  on the
OppenheimerFunds web site: http://www.oppenheimerfunds.com
                           -------------------------------

Information   about  the  Fund   including   the  Statement  of  Additional
Information  can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C.  Information on the operation of the Public  Reference
Room may be  obtained  by calling  the SEC at  1.202.942.8090.  Reports and other  information  about the Fund are  available on the EDGAR  database on the SEC's Internet web site at  http://www.sec.gov.  Copies may be obtained after payment of a duplicating  fee by electronic  request the SEC's e-mail address:  publicinfo@sec.gov  or  writing  to the  SEC's  Public  Reference
Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the Fund other than what is contained in this
Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy  shares  of the  Fund,  to any  person in any state or other jurisdiction where it is unlawful to make such an offer.
                                          The     Fund's     shares     are
distributed by:
                                           OppenheimerFunds    Distributor,
Inc.
The Fund's SEC File No. is 811-490
PR0420.001.0401 Printed on recycled paper.

                          Appendix to Prospectus of
                     Oppenheimer Total Return Fund, Inc.

      Graphic material included in the Prospectus of Oppenheimer Total Return
Fund, Inc. (the "Fund") under the heading: "Annual Total Returns (Class A)(as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart:

-------------------------------------------------------------------------------
               Year Ended:                         Annual Total Return
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/91                                  36.26%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/92                                  12.83%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/93                                  21.24%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/94                                  -7.86%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/95                                  30.12%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/96                                  19.73%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/97                                  27.39%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/98                                  21.16%
-----------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/99                                  18.34%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                12/31/00                                  -5.62%
-------------------------------------------------------------------------------

Oppenheimer Total Return Fund, Inc.

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048

Statement of Additional Information dated April 25, 2001

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  April  25,  2001.  It  should  be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  or by calling the Transfer Agent at the toll-free  number shown above,
or  by  downloading  it  from  the  OppenheimerFunds   Internet  web  site  at
www.oppenheimerfunds.com.

Contents
                                                                    Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks.2

About Your Account

Financial Information About the Fund

------------------------------------------------------------------------------

A B O U T  T H E  F U N D
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  Manager,
OppenheimerFunds,  Inc.,  can select for the Fund.  Additional  information is also  provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the  techniques  and  strategies  that the Fund's Manager may use in selecting portfolio  securities  will vary over time.  The Fund is not  required  to use all of the investment  techniques and strategies  described below at all times in seeking  its goal.  It may use some of the  special  investment  techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio,  the Manager evaluates the merits of securities  primarily through the exercise of its own investment analysis.  That  analysis  includes  a number  of  factors,  some of which are discussed in the Prospectus. Additionally, the Manager may evaluate
      |_|   the  strength  of an  issuer's  management  and the history of its operations,
      |_|   the  soundness of its financial  and  accounting  policies and its financial condition,
      |_|   the issuer's  pending  product  developments  and  developments by competitors,
      |_|   the effect of general market  conditions on the issuer's  business and the  prospects  for the  industry  of which the issuer is a part,
         and
      |_|   legislative proposals that might affect the issuer.

      |X|  Investments  in  Equity  Securities.  The Fund  does not  limit its investments in equity securities to issuers having a market  capitalization of a specified  size or range,  and therefore may invest in securities of small-, mid- and  large-capitalization  issuers.  At  times,  the Fund may  focus  its equity investments in securities of one or more capitalization  ranges,  based upon the  Manager's  judgment  of where the best market  opportunities  are to seek the  Fund's  objective.  At  times,  the  market  may  favor or  disfavor securities  of issuers of a particular  capitalization  range.  Securities  of small  capitalization  issuers may be subject to greater  price  volatility in general  than  securities  of  larger  companies.  Therefore,  if the  Fund is focusing  on,  or  has  substantial  investments  in,  smaller  capitalization companies at times of market volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      |_| Growth  Companies.  Growth  companies are those  companies  that the
Manager believes are entering into a growth cycle in their business,  with the expectation  that their stock will increase in value.  They may be established companies as well as newer companies in the development stage.

      Growth  companies  may have a  variety  of  characteristics  that in the
Manager's  view define them as "growth"  issuers.  They may be  generating  or applying new  technologies,  new or improved  distribution  techniques  or new services.  They may own or develop  natural  resources.  They may be companies that can benefit from changing  consumer  demands or lifestyles,  or companies that have  projected  earnings in excess of the  average  for their  sector or industry.  In each case,  they have  prospects  that the Manager  believes are favorable  for the long  term.  The  portfolio  managers  of the Fund look for
growth  companies  with  strong,  capable  management,   sound  financial  and
accounting  policies,  successful product  development and marketing and other factors.

      |_| Value Investing.  In using a value approach,  the portfolio managers look for stock and  other  equity  securities  that  appear to be  temporarily
undervalued,   by  various  measures,  such  as  price/earnings  ratios.  This approach  is subject to change and may not  necessarily  be used in all cases.
Value  investing  seeks stocks having prices that are low in relation to their real  worth or  future  prospects,  in the hope  that  the Fund  will  realize appreciation  in the value of its holdings  when other  investors  realize the intrinsic value of the stock.

      Using value investing  requires  research as to the issuer's  underlying financial  condition  and  prospects.  Some of the  measures  used to identify these securities include, among others:

      |_|  Price/Earnings  Ratio,  which is the stock's  price  divided by its earnings per share. A stock having a price/earnings  ratio lower than its historical  range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities.
      |_|  Price/Book  Value  Ratio,  which is the stock price  divided by the book  value of the  company  per share.  It  measures  the  company's stock price in relation to its asset value.
      |_| Dividend  Yield,  which is measured by dividing the annual  dividend by the stock price per share.
      |_|  Valuation of Assets which  compares the stock price to the value of the company's  underlying assets,  including their projected value in the marketplace and liquidation value.

      |_| Convertible  Securities.  Convertible securities are debt securities that are  convertible  into an issuer's common stock.  Convertible  securities rank  senior  to  common  stock  in  a  corporation's  capital  structure  and therefore  are subject to less risk than common  stock in case of the issuer's bankruptcy or liquidation.

      The value of a  convertible  security is a function  of its  "investment value"  and its  "conversion  value."  If the  investment  value  exceeds  the conversion value, the security will behave more like a debt security,  and the security's  price will likely  increase when interest  rates fall and decrease when interest  rates rise.  If the  conversion  value  exceeds the  investment value,  the security will behave more like an equity  security.  In that case, it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

      While  some  convertible  securities  are a form  of debt  security,  in certain  cases the  Manager  regards  them  more as  "equity  equivalents"  or
"equity  substitutes" because of their conversion feature (allowing conversion into common stock or other  equity  securities).  In those  cases,  the rating assigned to the security has less impact on the Manager's  investment decision than  in  the  case  of  non-convertible  debt  securities.  Convertible  debt securities  are  subject to credit  risks and  interest  rate risks  described below in "Investments in Debt Securities."

      To  determine  whether  convertible  securities  should be  regarded  as
"equity equivalents," the Manager examines the following factors:

o     whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number  of  shares  of  common  stock  of the issuer,
o     whether  the  issuer of the  convertible  securities  has  restated  its earnings  per  share  of  common  stock  on  a  fully  diluted  basis
         (considering   the   effect   of   conversion   of  the   convertible
         securities), and
o     the extent to which the convertible  security may be a defensive "equity
         substitute,"   providing   the   ability   to   participate   in  any
         appreciation in the price of the issuer's common stock.

      |_| Rights and  Warrants.  Warrants  basically  are  options to purchase equity  securities  at specific  prices  valid for a specific  period of time.
Their prices do not necessarily  move parallel to the prices of the underlying securities.  Rights  are  similar  to  warrants,  but  normally  have a  short duration  and are  distributed  directly  by the  issuer to its  shareholders.
Rights and warrants  have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

      |_|  Preferred  Stock.  Preferred  stock,  unlike  common  stock,  has a stated  dividend  rate  payable  from the  corporation's  earnings.  Preferred stock  dividends  may  be  cumulative  or  non-cumulative,  participating,  or auction rate.  "Cumulative"  dividend  provisions  require all or a portion of prior  unpaid  dividends  to be  paid  before  dividends  can be  paid  to the issuer's  common stock.  "Participating"  preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise,  the fixed  dividend on preferred  stocks may be less attractive,  causing the price of preferred stocks to decline.  Preferred stock  may have  mandatory  sinking  fund  provisions,  as well as  provisions allowing the stock to be called or redeemed  prior to its maturity,  which can have a negative  impact on the  stock's  price when  interest  rates  decline.
Preferred   stock  generally  has  a  preference  over  common  stock  on  the distribution  of a  corporation's  assets in the event of  liquidation  of the corporation.  The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation  are generally  subordinate to the rights associated with a corporation's debt securities.

      |X|  Investments  in Debt  Securities.  The Fund can  invest  in  bonds, debentures and other debt  securities to seek income as part of its investment objective.  When the Fund  emphasizes  investments  for growth,  it focuses on equity securities,  such as stocks, and it is not anticipated that significant amounts of the Fund's  assets  will be  invested  in debt  securities  in that case.  However,  if market  conditions  suggest that debt securities may offer better total return  opportunities  than stocks, or if the Manager  determines to seek a higher amount of current income to distribute to  shareholders,  the
Manager may shift more of the Fund's investments into debt securities.

      |_| Interest Rate Risk.  Interest  rate risk refers to the  fluctuations in value of debt securities  resulting from the inverse  relationship  between price and yield. For example,  an increase in general interest rates will tend to reduce the market value of  already-issued  debt securities,  and a decline in general  interest  rates will tend to increase  their  value.  In addition, debt securities with longer maturities,  which tend to have higher yields, are subject to potentially greater  fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of debt securities  after the Fund buys them will not affect the interest income payable on those  securities  (unless the coupon  rate is a  floating  rate  pegged to an index or other  measure) .
However,  those price  fluctuations will be reflected in the valuations of the securities,  and  therefore  the Fund's net asset  values  will be affected by those fluctuations.

      |_| Credit  Risk.  Credit  risk  relates to the ability of the issuer of a debt  security to meet  interest or  principal  payments,  or both,  as they become due. In general,  lower-grade,  high-yield bonds are subject to greater credit  risk  than  lower-yielding,  higher-quality  bonds.  The  Fund's  debt
investments  can  include  investment-grade  and  non-investment-grade   bonds
(commonly  referred  to as  "junk  bonds").  In  making  investments  in  debt securities,  the  Manager  may rely to some  extent on the  ratings of ratings organizations  or it may  use  its  own  research  to  evaluate  a  security's credit-worthiness.  Investment-grade  bonds are bonds  rated at least "Baa" by
Moody's  Investors  Service,  Inc.,  or at least  "BBB" by  Standard  & Poor's
Ratings  Service or Fitch,  Inc., or that have  comparable  ratings by another nationally-recognized  rating  organization.  If the securities  that the Fund
buys  are  unrated,   to  be  considered   part  of  the  Fund's  holdings  of
investment-grade  securities,  they  must be judged  by the  Manager  to be of
comparable   quality  to  bonds  rated  as   investment   grade  by  a  rating
organization.

      |_|  Special  Risks  of   Lower-Grade   Securities.   While  it  is  not
anticipated  that the Fund will invest a substantial  portion of its assets in debt  securities,  the  Fund  can  do  so  to  seek  current  income.  Because lower-rated  securities  tend to offer  higher  yields  than  investment-grade securities,  the Fund may invest in  lower-grade  securities to try to achieve
higher  income  (and,  in  some  cases,  the  appreciation   possibilities  of
lower-grade  securities  may be a reason  they  are  selected  for the  Fund's portfolio).

      The Fund can invest  without  limit in  "lower-grade"  debt  securities.
However,  the Fund does not currently intend to invest a substantial amount of its assets in lower-grade debt securities.  "Lower-grade"  debt securities are those rated below "investment  grade." The Fund can invest in securities rated as low as "C" or "D" or which are in default at the time the Fund buys them.

      Some  of  the  special  credit  risks  of  lower-grade   securities  are
discussed  in the  Prospectus.  There is a greater  risk that the  issuer  may default on its  obligation to pay interest or to repay  principal  than in the case of investment-grade  securities.  The issuer's low  creditworthiness  may increase the potential  for its  insolvency.  An overall  decline in values in the high yield bond  market is also more  likely  during a period of a general economic  downturn.  An economic  downturn  or an  increase in interest  rates could severely  disrupt the market for high yield bonds,  adversely  affecting the  values of  outstanding  bonds as well as the  ability  of  issuers to pay interest or repay  principal.  In the case of foreign high yield bonds,  these risks are in addition to the special risks of foreign  investing  discussed in the Prospectus and in this Statement of Additional Information.

      However,  the Fund's current limitations on buying these investments may reduce the  effect of those  risks to the Fund,  as will the Fund's  policy of diversifying  its  investments.  Additionally,  to  the  extent  they  can  be converted  into stock,  convertible  securities may be less subject to some of these risks than  non-convertible  high yield  bonds,  since stock may be more liquid and less affected by some of these risk factors.

      While  securities  rated  "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch  are  investment  grade and are not  regarded  as junk  bonds,  those securities  may  be  subject  to  special  risks  and  have  some  speculative characteristics.  Definitions  of the  debt  security  ratings  categories  of
Moody's,  Standard  & Poors and  Fitch  are  included  in  Appendix  A to this
Statement of Additional Information.

      |_| U.S.  Government  Securities.  The Fund can buy securities issued or guaranteed  by the U.S.  Government  or its  agencies  and  instrumentalities.
Securities  issued  by the U.S.  Treasury  are  backed  by the full  faith and credit of the U.S.  Government  and are  subject to very little  credit  risk.
Obligations  of  U.S.  Government  agencies  or  instrumentalities  (including mortgage-backed  securities)  may or may not be guaranteed or supported by the
"full  faith and  credit" of the United  States.  Some are backed by the right of the  issuer to borrow  from the U.S.  Treasury;  others,  by  discretionary authority of the U.S. government to purchase the agencies' obligations;  while others  are  supported  only  by  the  credit  of  the  instrumentality.  If a security is not backed by the full faith and credit of the United States,  the owner  of the  security  must  look  principally  to the  agency  issuing  the obligation  for  repayment and might not be able to assert a claim against the
United  States in the event that the agency or  instrumentality  does not meet its commitment.

      |_|   U.S.  Treasury  Obligations.  These include Treasury bills (having
maturities  of  one  year  or  less  when  issued),   Treasury  notes  (having
maturities of from one to ten years),  and Treasury  bonds (having  maturities of more than ten years).  Treasury securities are backed by the full faith and credit of the United States as to timely  payments of interest and  repayments of principal.  Other U.S.  Treasury  securities the Fund can buy include U. S.
Treasury  securities  that have been  "stripped"  by a Federal  Reserve  Bank,
zero-coupon   U.S.   Treasury   securities   described   below,  and  Treasury
Inflation-Protection Securities ("TIPS").

      |_|   Treasury  Inflation-Protection  Securities. The Fund can buy these
U.S.  Treasury  securities,  called  "TIPS,"  that are  designed to provide an investment  vehicle that is not  vulnerable  to  inflation.  The interest rate paid by TIPS is fixed. The principal value rises or falls  semi-annually based on changes in the published  Consumer Price Index.  If inflation  occurs,  the principal  and  interest  payments on TIPS are  adjusted to protect  investors from  inflationary  loss.  If deflation  occurs,  the  principal  and interest payments  will be adjusted  downward,  although  the  principal  will not fall below its face amount at maturity.

      |_|   Obligations  Issued or Guaranteed by U.S.  Government  Agencies or
Instrumentalities.  These  include  direct  obligations  and mortgage  related securities  that have different  levels of credit support from the government.
Some are supported by the full faith and credit of the U.S.  government,  such
as   Government   National   Mortgage   Association    pass-through   mortgage
certificates  (called "Ginnie  Maes").  Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain  circumstances,  such as
Federal  National  Mortgage  Association  bonds  ("Fannie  Maes").  Others are supported  only by the credit of the entity that issued them,  such as Federal
Home Loan Mortgage Corporation obligations ("Freddie Macs").

      |_| Real Estate  Investment  Trust (REITs).  The Fund may invest in real estate  investment  trusts, as well as real estate  development  companies and operating  companies.  It may also buy  shares of  companies  engaged in other real estate  businesses.  REITs are trusts that sell shares to  investors  and use the  proceeds to invest in real  estate.  A REIT may focus on a particular project,  such as a  shopping  center or  apartment  complex,  or may buy many properties or properties located in a particular geographic region.

|X|   Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Fund traded its  portfolio  securities  during its last fiscal  year.  For example,  if a fund sold all of its securities  during the year, its portfolio turnover rate would have been 100%.  The Fund's  portfolio  turnover rate will fluctuate from year to year,  and the Fund may have a portfolio  turnover rate of 100% or more.

      Increased   portfolio  turnover  may  result  in  higher  brokerage  and transaction  costs for the Fund,  which may  reduce its  overall  performance.
Additionally,   the  realization  of  capital  gains  from  selling  portfolio securities may result in distributions of taxable  long-term  capital gains to shareholders,  since  the Fund will  normally  distribute  all of its  capital gains  realized  each year,  to avoid excise taxes under the Internal  Revenue
Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  may  from  time to time  use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times and at times may not use them.

      |X|   Foreign  Securities.   The  Fund  may  purchase  equity  and  debt
securities  issued or guaranteed by foreign  companies or foreign  governments or their  agencies.  "Foreign  securities"  include equity and debt securities of  companies  organized  under the laws of  countries  other  than the United
States  and debt  securities  of  foreign  governments.  They may be traded on foreign securities exchanges or in the foreign  over-the-counter  markets. The
debt   obligations   of  a   foreign   government   and   its   agencies   and
instrumentalities  may or may not be supported by the full faith and credit of the foreign government.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to many of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to invest  in  foreign  issuers  that  appear to offer  growth or income  potential,  or in foreign countries with economic policies or business cycles  different  from  those  of the  U.S.,  or to  reduce  fluctuations  in portfolio value by taking advantage of foreign  securities markets that do not move in a  manner  parallel  to U.S.  markets.  The  Fund  will  hold  foreign currency only in connection with the purchase or sale of foreign securities.

      |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for investing but also present special additional
risks  and  considerations  not  typically   associated  with  investments  in
domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign  investments  due to changes in currency
                  rates  or  currency   control   regulations   (for  example,
                  currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in  foreign  countries  comparable  to those  applicable  to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
               U.S.;
o     less governmental  regulation of foreign issuers,  securities  exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
                  taxation,  political,  financial  or social  instability  or adverse diplomatic developments; and
o     unfavorable   differences   between   the  U.S.   economy   and  foreign
               economies.
      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Zero-Coupon    Securities.    The   Fund   may   buy   zero-coupon   and
delayed-interest  securities and "stripped"  securities.  Stripped  securities are debt  securities  whose  interest  coupons are separated from the security and sold  separately.  The Fund can buy the following  types of zero-coupon or stripped  securities,  among  other:  U.S.  Treasury  notes or bonds that have been stripped of their interest  coupons,  U.S.  Treasury bills issued without
interest  coupons,  and  certificates   representing   interests  in  stripped
securities.

      Zero-coupon  securities do not make periodic  interest  payments and are sold at a deep  discount  from their face value.  The buyer  recognizes a rate of return  determined by the gradual  appreciation  of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until maturity,  as well as prevailing  interest rates, the  liquidity of the security  and the credit  quality of the issuer.  In the absence of threats to the issuer's  credit  quality,  the  discount  typically decreases as the maturity date  approaches.  Some  zero-coupon  securities are convertible,  in that they are  zero-coupon  securities  until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because   zero-coupon   securities   pay  no   interest   and   compound
semi-annually  at the rate fixed at the time of their  issuance,  their prices are generally  more volatile than the prices of other debt  securities.  Their
value  may  fall  more  dramatically   than  the  value  of   interest-bearing
securities  when interest  rates rise.  When  prevailing  interest rates fall, zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's  investment in  zero-coupon  securities may cause the Fund to recognize  income and make  distributions  to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy
those  distribution  requirements,   the  Fund  may  have  to  sell  portfolio
securities  that it  otherwise  might  have  continued  to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   When-Issued  and  Delayed-Delivery   Transactions.  The  Fund  can
invest  in  securities  on a  "when-issued"  basis  and may  purchase  or sell securities on a  "delayed-delivery"  basis.  When-issued and  delayed-delivery are  terms  that  refer to  securities  whose  terms and  indenture  have been created,  but the  securities  are not available  for immediate  delivery even though the market for them exists.

      When such  transactions  are  negotiated,  the price (which is generally expressed  in yield  terms)  is fixed  at the  time  the  commitment  is made.
Delivery and payment for the securities  take place at a later date (generally within  120 days of the  date  the  offer is  accepted).  The  securities  are subject to change in value from market  fluctuations  during the period  until settlement.  The value at delivery  may be less than the purchase  price.  For example,  changes in interest rates in a direction other than that expected by the Manager  before  settlement  will affect the value of such  securities and may  cause  a loss  to the  Fund.  During  the  period  between  purchase  and settlement,  no payment  is made by the Fund to the  issuer,  and no  interest accrues to the Fund from the  investment  until it  receives  the  security at settlement.

      The Fund may  engage in  when-issued  transactions  to  secure  what the
Manager  considers to be an advantageous  price and yield at the time the Fund enters  into the  obligation.  When  the Fund  enters  into a  when-issued  or delayed-delivery  transaction,  it relies on the other party to  complete  the transaction.  Its failure to do so may cause the Fund to lose the  opportunity to obtain  the  security  at a price and yield  the  Manager  considers  to be advantageous.

      When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling securities  consistent with its  investment  objective  and policies or for  delivery  pursuant to options contracts  it has  entered  into,  and  not  for  the  purpose  of  investment leverage.  Although the Fund will enter into  delayed-delivery  or when-issued purchase  transactions to acquire  securities,  it may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the  time  the  Fund  makes  the  commitment  to  purchase  or sell a
security  on  a  when-issued  or   delayed-delivery   basis,  it  records  the
transaction  on its books and reflects the value of the security  purchased in determining  the Fund's net asset  value.  In a sale  transaction,  it records the  proceeds  to be  received.  The Fund will  identify  on its books  liquid assets  at  least  equal  in  value  to  the  value  of  the  Fund's  purchase commitments until the Fund pays for the investment.

      When issued and  delayed-delivery  transactions  can be used by the Fund as a defensive  technique  to hedge  against  anticipated  changes in interest rates and  prices.  For  instance,  in  periods of rising  interest  rates and falling  prices,  the Fund might sell securities in its portfolio on a forward commitment  basis to  attempt to limit its  exposure  to  anticipated  falling prices.  In periods  of falling  interest  rates and rising  prices,  the Fund might sell portfolio  securities  and purchase the same or similar  securities on a when-issued or delayed-delivery  basis to obtain the benefit of currently higher cash yields.

      |X|   Participation  Interests.  The Fund may  invest  in  participation interests,  subject  to the  Fund's  limitation  on  investments  in  illiquid investments.  A  participation  interest  is an  undivided  interest in a loan made by the issuing  financial  institution in the proportion that the buyer's participation  interest  bears to the total  principal  amount of the loan. No more  than 5% of the  Fund's  net  assets  can be  invested  in  participation interests of the same borrower.  The issuing  financial  institution  may have no obligation to the Fund other than to pay the Fund the proportionate  amount of the principal and interest payments it receives.

      Participation    interests    are   primarily    dependent    upon   the
creditworthiness  of the  borrowing  corporation,  which is  obligated to make payments  of  principal  and  interest  on the  loan.  There is a risk  that a borrower  may have  difficulty  making  payments.  If a borrower  fails to pay scheduled  interest  or  principal  payments,  the  Fund  could  experience  a reduction in its income. The value of that  participation  interest might also decline,  which could affect the net asset value of the Fund's shares.  If the issuing  financial  institution  fails to perform  its  obligations  under the participation  agreement,  the Fund might incur costs and delays in  realizing payment and suffer a loss of principal and/or interest.

      |X|   Repurchase Agreements.  The Fund can acquire securities subject to repurchase  agreements.  It  might  do  so  for  liquidity  purposes  to  meet anticipated  redemptions  of Fund  shares,  or pending the  investment  of the proceeds  from sales of Fund shares,  or pending the  settlement  of portfolio securities transactions.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit  requirements  set by the Fund's Board of  Directors  from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the amount of the  Fund's  net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the resale  price on the  delivery  date,  the Fund may incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity  of certain of the Fund's  illiquid  or  restricted investments.  To enable the Fund to sell its holdings of a restricted security not  registered  under the  Securities Act of 1933, the Fund may have to cause those  securities to be  registered.  The expenses of  registering  restricted securities  may be negotiated by the Fund with the issuer at the time the Fund buys the securities.  When the Fund must arrange registration because the Fund wishes to sell the  security,  a  considerable  period may elapse  between the time the  decision is made to sell the  security  and the time the security is registered  so that the Fund  could  sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can acquire restricted  securities through private  placements.
Those securities have contractual  restrictions on their public resale.  Those restrictions  might limit the Fund's  ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities, as stated in the Prospectus.  Those percentage restrictions do not limit  purchases  of  restricted  securities  that  are  eligible  for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of
1933,  if those  securities  have been  determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into  account  the trading  activity for such securities and the availability of reliable pricing information, among other factors.

 If there is a lack of trading  interest in a particular  Rule 144A  security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase  agreements maturing in more than seven  days and  participation  interests  that do not have  puts  exercisable within seven days.

      |X|   Loans of  Portfolio  Securities.  The Fund can lend its  portfolio securities  to certain  types of eligible  borrowers  approved by the Board of
Directors.  It  might do so to try to  provide  income  or to  raise  cash for liquidity purposes.  These loans are limited to not more than 10% of the value of the Fund's net assets.  There are some risks in connection  with securities lending. The Fund might experience a delay in receiving additional  collateral to secure a loan,  or a delay in recovery of the loaned  securities.  The Fund presently  does not  intend to lend its  securities,  but if it does so, it is not anticipated that loans will exceed 5% of the Fund's total assets.

      The Fund must receive  collateral for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days'  notice or in time to vote on any important matter.

      |X|   Derivatives.  The Fund  can  invest  in a  variety  of  derivative investments  for income,  for capital  appreciation  or for hedging  purposes.
Some  derivative  investments  the  Fund can use are the  hedging  instruments described below in this Statement of Additional Information.

      The Fund can invest in "index-linked"  notes.  Principal and/or interest payments on these notes  depend on the  performance  of an  underlying  index.
Currency-indexed   securities  are  another   derivative  the  Fund  may  use.
Typically these are short-term or  intermediate-term  debt  securities.  Their value at maturity or the rates at which they pay income are  determined by the change in value of the U.S.  dollar against one or more foreign  currencies or an index.  In some  cases,  these  securities  may pay an  amount at  maturity based on a multiple of the amount of the  relative  currency  movements.  This type of index security offers the potential for increased  income or principal payments  but at a greater  risk of loss than a typical  debt  security of the same maturity and credit quality.

      Other   derivative   investments   the  Fund  can  use   include   "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common  stock of the issuer or it is  payable in an amount  based on the price of the issuer's common stock at the time of maturity.

Both  alternatives  present a risk that the amount payable at maturity will be less than the  principal  amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X|   Hedging.  The Fund can use  hedging to attempt to protect  against declines in the market  value of the Fund's  portfolio,  to permit the Fund to retain  unrealized  gains in the  value of  portfolio  securities  which  have appreciated,  or to facilitate selling securities for investment  reasons.  To do so, the Fund could:

         |_|      sell futures contracts,
         |_|      buy puts on futures or on securities, or
|_|   write covered  calls on  securities  or futures.  Covered calls can also be used to  increase  the Fund's  income,  but the  Manager  does not expect to engage extensively in that practice.

      The Fund might use hedging to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case,  the Fund would  normally seek to purchase the  securities and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:

         |_|      buy futures, or
         |_|      buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments,  even though it is permitted to use them in the Manager's  discretion,  as described  below.  The
Fund's  strategy  of hedging  with  futures  and  options  on futures  will be incidental  to the  Fund's  activities  in the  underlying  cash  market.  The particular  hedging  instruments  the Fund can use are  described  below.  The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

            |_|  Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock  indices  (these are called  "stock  index futures")  (2) debt  securities  (these  are  referred  to as  "interest  rate futures"),  (3) other broadly-based  securities indices (these are referred to as  "financial  futures"),  (4) foreign  currencies  (these are referred to as
"forward contracts"),  or (5) commodities (these are referred to as "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  In some cases an index may be based on stocks of issuers in a particular  industry or group of  industries.  A stock index assigns  relative values to the common stocks included in the index and its value  fluctuates in response  to the  changes in value of the  underlying  stocks.  A stock  index
cannot  be  purchased  or  sold  directly.   Financial   futures  are  similar
contracts  based on the future value of the basket of securities that comprise the index. These contracts  obligate the seller to deliver,  and the purchaser to take, cash to settle the futures transaction.  There is no delivery made of the underlying  securities to settle the futures obligation.  Either party may also settle the transaction by entering into an offsetting contract.

      An  interest  rate  future  obligates  the  seller to  deliver  (and the purchaser  to take) cash or a  specified  type of debt  security to settle the futures  transaction.  Either  party  could  also  enter  into  an  offsetting contract to close out the position.

      The Fund  can  invest a  portion  of its  assets  in  commodity  futures contracts.  Commodity  futures may be based upon commodities  within five main commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline
and  heating  oil;  (2)  livestock,   which  includes  cattle  and  hogs;  (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      No money is paid or  received  by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.
      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions,  except forward  contracts,  are effected through a clearinghouse  associated with the exchange on which the contracts are traded.

      |_| Put and Call  Options.  The Fund can buy and sell  certain  kinds of put options  ("puts")  and call options  ("calls").  The Fund can buy and sell exchange-traded  and  over-the-counter  put and call options,  including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

      |_| Writing  Covered  Call  Options.  The Fund can write (that is, sell)
calls.  If the Fund sells a call  option,  it must be covered.  That means the
Fund must own the security  subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating  liquid assets  to  enable  the  Fund  to  satisfy  its  obligations  if the  call  is exercised.  Up to 25% of the Fund's  total  assets may be subject to calls the
Fund writes.

      When the Fund writes a call,  it receives  cash (a premium).  In writing calls on a  security,  the Fund  agrees to sell the  underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.  The call period is usually not more than nine  months.  The  exercise price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may  decline during the call period.  That risk may be offset to some extent by the premium the Fund  receives.  If the value of the  investment  does not rise  above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund  writes a call on an index,  it also  receives  a premium.
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call price,  it is likely that the call will  lapse  without  being  exercised.  In that case the Fund  would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC  will  release  the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      When the Fund writes an  over-the-counter  ("OTC") option, it will enter into an arrangement  with a primary U.S.  government  securities  dealer which will  establish a formula price at which the Fund will have the absolute right to repurchase  that OTC option.  The formula price will  generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security
(that is, the option is "in the  money").  When the Fund writes an OTC option, it will  treat  as  illiquid  (for  purposes  of its  restriction  on  holding illiquid  securities)  the  mark-to-market  value of any OTC  option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

      The Fund may also write calls on a futures  contract  without owning the futures contract or securities  deliverable  under the contract.  To do so, at the time the call is written,  the Fund must cover the call by  segregating an equivalent  dollar  amount  of  liquid  assets  on its  books.  The Fund  will identify  additional liquid assets on its books to cover the call if the value of the  identified  assets  drops  below  100%  of the  current  value  of the future.  Because of this segregation  requirement,  in no circumstances  would the Fund's  receipt of an exercise  notice as to that future  require the Fund to  deliver  a  futures  contract.  It  would  simply  put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

      |_| Writing Put  Options.  The Fund can sell put  options.  A put option on  securities  gives the  purchaser  the right to sell,  and the  writer  the obligation to buy, the underlying  investment at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than 50%
of the Fund's net assets would be required to be  segregated to cover such put options.

      If the Fund writes a put, the put must be covered by  segregated  liquid assets.  The  premium  the Fund  receives  from  writing  a put  represents  a profit, as long as the price of the underlying  investment remains equal to or above  the  exercise  price of the put.  However,  the Fund also  assumes  the obligation during the option period to buy the underlying  investment from the buyer of the put at the exercise  price,  even if the value of the  investment falls  below  the  exercise  price.  If a put the  Fund  has  written  expires unexercised,  the Fund  realizes a gain in the amount of the premium  less the transaction  costs  incurred.  If the put is exercised,  the Fund must fulfill its  obligation to purchase the underlying  investment at the exercise  price.
That price will  usually  exceed the market  value of the  investment  at that time.  In that  case,  the Fund may  incur a loss if it sells  the  underlying investment.  That  loss  will be  equal  to the sum of the  sale  price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security  the Fund will  identify on its books liquid assets  with a value  equal  to or  greater  than  the  exercise  price of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That notice will  require the Fund to take  delivery of the  underlying security  and pay the  exercise  price.  The Fund has no control  over when it may be required to purchase the underlying security,  since it may be assigned an exercise  notice at any time prior to the  termination of its obligation as the writer of the put.  That  obligation  terminates  upon  expiration  of the put. It may also  terminate  if,  before it receives an exercise  notice,  the
Fund effects a closing  purchase  transaction  by purchasing a put of the same series as it sold.  Once the Fund has been  assigned  an exercise  notice,  it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will also permit the Fund to write another put option on the  security,  or to sell the security and use the  proceeds  from the sale for other  investments.
The Fund will  realize a profit  or loss from a closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

      |_|  Purchasing  Calls and Puts.  The Fund can purchase calls to protect against the possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call (other than in a closing purchase transaction),  it pays a premium. The Fund then has the right to buy the underlying  investment  from a seller of a  corresponding call on the  same  investment  during  the  call  period  at a fixed  exercise price.  The Fund  benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the transaction  costs and the premium paid for the call and the Fund  exercises  the call. If the Fund does not exercise the call or sell it (whether or not at a profit),  the call will  become  worthless  at its  expiration  date.  In that case the Fund will have paid the  premium  but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed  exercise  price.  Buying a put on  securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period against a decline in the value of the underlying  investment below the exercise price by selling  the  underlying  investment  at the  exercise  price to a seller of a corresponding  put. If the market price of the underlying  investment is equal to or above the exercise  price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to sell the  underlying investment.  However, the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      When the Fund  purchases a call or put on an index or future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

      |_| Buying and  Selling  Options  on  Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.
      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration  (or it can do so for additional  cash  consideration  held in a segregated  account by its  custodian  bank) upon  conversion  or  exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by  identifying  on its books liquid assets in an amount equal to the exercise price of the option.

      |_| Risks of  Hedging  with  Options  and  Futures.  The use of  hedging instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other
investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call  or put,  or buys or  sells  an  underlying  investment  in connection  with the  exercise of a call or put.  Those  commissions  could be higher on a relative basis than the commissions for direct  purchases or sales of the  underlying  investments.  Premiums  paid  for  options  are  small  in relation to the market value of the underlying investments.  Consequently, put and call  options  offer large  amounts of leverage.  The leverage  offered by trading in options  could  result in the  Fund's  net asset  value  being more sensitive to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid  secondary  market  will exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might  decline.  If the Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      |_|  Forward   Contracts.   Forward   contracts  are  foreign   currency
exchange  contracts.  They are used to buy or sell foreign currency for future delivery  at a fixed  price.  The Fund uses them to "lock in" the U.S.  dollar price  of a  security  denominated  in a  foreign  currency  that the Fund has bought or sold,  or to protect  against  possible  losses from  changes in the relative values of the U.S. dollar and a foreign  currency.  The Fund may also use "cross-hedging"  where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund might  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign currency for a fixed dollar amount.

      Alternatively,  the Fund could  enter into a forward  contract to sell a different  foreign  currency  for a  fixed  U.S.  dollar  amount  if the  Fund believes  that  the  U.S.  dollar  value of the  foreign  currency  to be sold pursuant to its forward  contract will fall whenever there is a decline in the
U.S.  dollar value of the currency in which  portfolio  securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying on its books liquid  assets  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

      |_| Interest  Rate Swap  Transactions.  The Fund can enter into interest rate swap  agreements.  In an interest  rate swap,  the Fund and another party exchange  their  right to receive or their  obligation  to pay  interest  on a security.  For  example,  they might swap the right to receive  floating  rate payments  for fixed  rate  payments.  The Fund can enter  into  swaps  only on securities that it owns.  Also, the Fund will segregate liquid assets (such as cash or U.S.  government  securities)  to cover any amounts it could owe under swaps that exceed the  amounts it is  entitled to receive,  and it will adjust that amount daily, as needed.

      Swap  agreements  entail both interest rate risk and credit risk.  There is a risk that,  based on  movements  of  interest  rates in the  future,  the payments  made by the Fund under a swap  agreement  will be  greater  than the payments  it  received.  Credit  risk  arises  from the  possibility  that the counterparty  will  default.  If the  counterparty  defaults,  the Fund's loss will consist of the net amount of contractual  interest payments that the Fund has not yet  received.  The  Manager  will  monitor  the  creditworthiness  of counterparties  to the Fund's  interest rate swap  transactions  on an ongoing basis.

      The Fund can enter into swap  transactions  with certain  counterparties pursuant to master netting  agreements.  A master netting  agreement  provides that all swaps done between the Fund and that  counterparty  shall be regarded as parts of an integral  agreement.  If amounts  are  payable on a  particular date in the same  currency  in respect of one or more swap  transactions,  the amount  payable  on that date in that  currency  shall be the net  amount.  In addition,  the master netting agreement may provide that if one party defaults generally or on one swap,  the  counterparty  can  terminate  all of the swaps with that party.  Under these  agreements,  if a default  results in a loss to one party,  the measure of that party's  damages is calculated by reference to the average cost of a  replacement  swap for each swap.  It is measured by the mark-to-market  value at the time of the  termination  of each swap. The gains and losses on all swaps are then netted,  and the result is the counterparty's gain or loss on
      termination.  The  termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

      |_| Regulatory  Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is required to operate within certain guidelines and  restrictions  with  respect to the use of futures as  established  by the
Commodities Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from  registration with the CFTC as a "commodity pool operator" if the Fund complies with the  requirements  of Rule 4.5 adopted by the CFTC. The
Rule does not limit the  percentage  of the Fund's assets that may be used for
futures  margin  and  related  options   premiums  for  a  bona  fide  hedging
position.  However,  under the Rule, the Fund must limit its aggregate initial futures margin and related options  premiums to not more than 5% of the Fund's net assets for hedging  strategies  that are not considered  bona fide hedging strategies  under  the  Rule.  Under  the  Rule,  the Fund must also use short futures and options on futures  solely for bona fide hedging  purposes  within the meaning and intent of the applicable  provisions of the Commodity Exchange
Act.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under the Investment  Company Act, when the Fund purchases a future,  it must maintain cash or readily  marketable  short-term  debt  instruments in an amount  equal to the market  value of the  securities  underlying  the future, less the margin deposit applicable to it.

      |_|  Tax  Aspects  of  Certain  Hedging  Instruments.   Certain  foreign
currency  exchange  contracts  in which the Fund may  invest  are  treated  as
"Section 1256 contracts"  under the Internal  Revenue Code. In general,  gains or  losses  relating  to  Section  1256  contracts  are  characterized  as 60%
long-term  and  40%  short-term  capital  gains  or  losses  under  the  Code.
However,  foreign currency gains or losses arising from Section 1256 contracts that are forward  contracts  generally are treated as ordinary income or loss.
In  addition,  Section  1256  contracts  held  by the  Fund at the end of each taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are
treated  as  though  they  were   realized.   These   contracts  also  may  be
marked-to-market  for purposes of  determining  the excise tax  applicable  to
investment   company   distributions   and  for  other  purposes  under  rules
prescribed  pursuant to the Internal  Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss is  generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:

(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      |X| Temporary  Defensive  Investments.  The Fund's  temporary  defensive investments  can  include (i)  obligations  issued or  guaranteed  by the U.S.
government, its agencies or instrumentalities;  (ii) commercial paper rated in
the  highest   category  by  an   established   rating   organization;   (iii)
certificates of deposit or bankers'  acceptances of domestic banks with assets of $1 billion or more;  (iv) any of the  foregoing  securities  that mature in
one  year  or  less  (generally  known  as  "cash  equivalents");   (v)  other
short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      |_| 67% or more of the  shares  present  or  represented  by  proxy at a shareholder  meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      |_|  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.

      |_|   The Fund cannot buy  securities  issued or  guaranteed  by any one issuer if more than 5% of its total assets would be invested in  securities of that  issuer  or if it would  then own more than 10% of that  issuer's  voting securities.  This  limitation  applies to 75% of the Fund's total assets.  The limit does not apply to  securities  issued by the U.S.  government  or any of its agencies or instrumentalities or securities of other investment companies.

      |_|         The Fund  cannot make loans  except (a)  through  lending of securities,  (b) through the purchase of debt  instruments or similar evidence of  indebtedness,  (c)  through  an  inter-fund  lending  program  with  other affiliated funds and (d) through repurchase agreements.

      The  Fund  cannot  invest  25% or more of its  total  assets  in any one industry.  That limit does not apply to  securities  issued or  guaranteed  by the U.S. government or its agencies and instrumentalities.

      |_| The Fund  cannot  borrow  money in excess of 33 1/3% of the value of its total  assets.  The Fund may  borrow  only from  banks  and/or  affiliated investment  companies.  With respect to this fundamental  policy, the Fund can borrow only if it maintains a 300% ratio of assets to  borrowings at all times in the manner set forth in the Investment Company Act of 1940.

      |_|   The Fund  cannot  invest in real  estate or in  interests  in real estate.  However,  the Fund can purchase  securities  of issuers  holding real estate or interests in real estate.

      |_|   The  Fund  cannot  invest  in  physical  commodities  or  physical commodity contracts.
However,  the Fund can buy and sell any of the hedging  instruments  permitted by any of its  other  policies.  It can also buy and  sell  options,  futures, securities  or other  instruments  backed  by  physical  commodities  or whose investment return is linked to changes in the price of physical commodities.

      |_|   The  Fund  cannot  underwrite  securities  of other  companies.  A permitted  exception  is in case it is deemed to be an  underwriter  under the
Securities  Act of  1933  when  reselling  any  securities  held  in  its  own portfolio.

      |_|   The Fund cannot issue "senior  securities."  This restriction does not prohibit the Fund from  borrowing  money as described in the Prospectus or this Statement of Additional  Information.  It does not prohibit the Fund from entering  into margin,  collateral,  segregation  or escrow  arrangements,  or options,  futures,  hedging  transactions  or from  buying and  selling  other investments permitted by its other investment policies.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only at the  time  the  Fund  makes  an  investment.  The  Fund  need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix B to this  Statement  of  Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management investment  company that was organized in 1944. Since 1979 the Fund has been a
Maryland corporation.

      The Fund is governed by a Board of Directors,  which is responsible  for protecting  the interests of  shareholders  under  Maryland law. The Directors meet  periodically  throughout  the year to  oversee  the  Fund's  activities, review its performance, and review the actions of the Manager.

      |X|   Classes of Shares.  The Board of Directors has the power,  without shareholder  approval,  to divide unissued shares of the Fund into two or more classes.  The Board has done so, and the Fund  currently  has five  classes of shares:  Class A, Class B, Class C,  Class N and Class Y. All  classes  invest in the same investment  portfolio.  Only retirement plans may purchase Class N shares.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have  separate  voting  rights on matters in which  interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to the  vote  of  shareholders.  Each  share  of the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

      The  Directors  are  authorized  to create  new  series  and  classes of shares.  The Directors may reclassify  unissued shares of the Fund's series or classes into  additional  series or classes of shares.  The Directors also may divide or combine  the  shares of a class  into a greater or lesser  number of
shares  without   changing  the   proportionate   beneficial   interest  of  a
shareholder  in the  Fund.  Shares  do not have  cumulative  voting  rights or preemptive or subscription  rights.  Shares may be voted in person or by proxy at shareholder meetings.

      |X|  Meetings  of  Shareholders.  Although  the Fund is not  required by
Maryland law to hold annual meetings,  it may hold  shareholder  meetings from time to time on  important  matters.  The  shareholders  of the Fund  have the right to call a meeting to remove a Director or to take  certain  other action described in the Fund's Articles of Incorporation or under Maryland law.

      The Fund will hold  meetings  when  required to do so by the  Investment
Company Act or other  applicable  law.  The Fund will hold a meeting  when the
Directors call a meeting or upon proper request of  shareholders.  If the Fund receives  a  written  request  of the  record  holders  of at least 25% of the outstanding  shares  eligible to be voted at a meeting to call a meeting for a specified  purpose  (which  might  include  the  removal of a  Director),  the
Directors  will call a meeting of  shareholders  for that  specified  purpose.
The Fund has undertaken  that it will then either give the  applicants  access to the Fund's  shareholder  list or mail the applicants'  communication to all other shareholders at the applicants' expense.

      Shareholders  of the Fund vote  together  in the  aggregate  on  certain matters at  shareholders'  meetings.  Those  matters  include the  election of
Directors  and  ratification  of  appointment  of  the  independent  auditors.
Shareholders  of a particular  class vote  separately on proposals that affect that class.  Shareholders  of a class that is not  affected by a proposal  are not  entitled  to vote on the  proposal.  Only  shareholders  of a  particular class vote on certain  amendments to the Distribution  and/or Service Plans if the amendments affect only that class.

Directors  and Officers of the Fund.  The  Directors  and officers of the Fund and their  principal  occupations  and business  affiliations  during the past five years are listed  below.  Directors  denoted  with an asterisk  (*) below are  deemed  to be  "interested  persons"  of the Fund  under  the  Investment
Company Act. All of the  Directors  are also  trustees,  directors or managing general partners of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust

Ms. Macaskill and Messrs. Swain, Bishop, Wixted,  Donohue,  Farrar and Zack, who
are  officers of the Fund,  respectively  hold the same  offices  with the other
Denver-based Oppenheimer funds. As of March 30, 2001, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund.
The foregoing  statement  does not reflect  shares held of record by an employee benefit plan for employees of the Manager other than shares  beneficially  owned under that plan by the officers of the Fund listed below.  Ms. Macaskill and Mr.
Donohue, are trustees of that plan.

James C. Swain*,  Chairman,  Chief Executive Officer and Director, Age: 67. 6803
South Tucson Way, Englewood,  Colorado 80112 Vice Chairman of the Manager (since
September  1988);   formerly  President  and  a  director  of  Centennial  Asset
Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of  Shareholder  Services,  Inc., a transfer  agent  subsidiary of the
Manager.

Bridget A. Macaskill*,  President and Trustee;  Age: 52. Two World Trade Center,
New York, New York  10048-0203  Chairman  (since August 2000),  Chief  Executive
Officer  (since  September  1995) and a director  (since  December  1994) of the
Manager; President (since September 1995) and a director (since October 1990) of
Oppenheimer Acquisition Corp., the Manager's parent holding company;  President,
Chief  Executive  Officer  and a  director  (since  March  2000) of OFI  Private
Investments, Inc., an investment adviser subsidiary of the Manager; Chairman and a director of Shareholder  Services,  Inc.  (since August 1994) and  Shareholder
Financial Services,  Inc. (since September 1995), transfer agent subsidiaries of the Manager;  President  (since  September  1995) and a director (since November
1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager;  President and a director (since October 1997) of  OppenheimerFunds
International Ltd., an offshore fund management subsidiary of the Manager and of
Oppenheimer  Millennium  Funds plc; a director of HarbourView  Asset  Management
Corporation  (since July 1991) and of Oppenheimer  Real Asset  Management,  Inc.
(since July 1996),  investment  adviser  subsidiaries of the Manager; a director
(since  April 2000) of  OppenheimerFunds  Legacy  Program,  a  charitable  trust program established by the Manager; President and a trustee of other Oppenheimer funds.  Formerly Ms.  Macaskill held the following  positions:  President of the
Manager (June 1991 - August 2000);  a director  (until March 2001) of Prudential
Corporation plc (a U.K. financial service company).

William L. Armstrong, Director, Age:63.
11 Carriage  Lane,  Littleton,  Colorado  80121  Chairman  of the  following private mortgage banking companies:  Cherry Creek Mortgage Company (since 1991),
Centennial  State Mortgage  Company (since 1994),  The El Paso Mortgage  Company
(since 1993),  Transland Financial Services,  Inc. (since 1997); Chairman of the following private companies: Frontier Real Estate, Inc. (residential real estate brokerage)  (since 1994),  Frontier Title (title insurance agency) (since 1995),
Great Frontier  Insurance  (insurance  agency) (since 1995) and Ambassador Media
Corporation  (since 1984);  Director of the following public companies:  Storage
Technology  Corporation  (computer equipment company) (since 1991),  Helmerich &
Payne,   Inc.   (oil  and  gas   drilling/production   company)   (since  1992),
UNUMProvident   (insurance   company)   (since  1991);   formerly   Director  of
International Family Entertainment  (television channel) (1992 - 1997) and Natec
Resources,   Inc.  (air  pollution   control  equipment  and  services  company)
(1991-1995),  Frontier Real Estate,  Inc.  (residential  real estate  brokerage)
(1994-1999),  and Frontier Title (title insurance agency) (1995-1999);  formerly
U.S. Senator (January 1979-January 1991).

Robert G. Avis*,  Director,  Age: 69. 10369  Clayton Road,  St. Louis,  Missouri
63131 Director and President of A.G. Edwards Capital,  Inc.  (General Partner of
private equity funds), formerly, until March 2000, Chairman, President and Chief
Executive  Officer of A.G. Edwards Capital,  Inc.;  formerly,  until March 1999,
Vice  Chairman and  Director of A.G.  Edwards,  Inc.  and Vice  Chairman of A.G.
Edwards & Sons,  Inc.  (its  brokerage  company  subsidiary);  until March 1999,
Chairman of A.G. Edwards Trust Company and A.G.E.  Asset Management  (investment advisor);  until March 2000, a Director of A.G.  Edwards & Sons and A.G. Edwards
Trust Company.

George C. Bowen, Director, Age: 64.
9224 Bauer Ct., Lone Tree,  Colorado 80124 Formerly (until April 1999) Mr. Bowen held the following  positions:  Senior Vice President  (from September 1987) and
Treasurer  (from March 1985) of the Manager Vice President  (from June 1983) and
Treasurer  (since  March  1985)  of  OppenheimerFunds,   Distributor,   Inc.,  a
subsidiary  of the Manager  and the Fund's  Distributor;  Senior Vice  President
(since February  1992),  Treasurer  (since July 1991) Assistant  Secretary and a director (since December 1991) of Centennial Asset Management Corporation;  Vice
President  (since October 1989) and Treasurer  (since April 1986) of HarbourView
Asset Management Corporation;  President, Treasurer and a director of Centennial
Capital  Corporation  (since June 1989);  Vice  President and  Treasurer  (since
August 1978) and Secretary  (since April 1981) of  Shareholder  Services,  Inc.;
Vice President,  Treasurer and Secretary of Shareholder Financial Services, Inc.
(since  November 1989);  Assistant  Treasurer of Oppenheimer  Acquisition  Corp.
(since March 1998); Treasurer of Oppenheimer  Partnership Holdings,  Inc. (since
November  1989);   Vice  President  and  Treasurer  of  Oppenheimer  Real  Asset
Management, Inc. (since July 1996); Treasurer of OppenheimerFunds  International
Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Edward L. Cameron,  Director, Age:62.
Spring Valley Road, Morristown, New Jersey
07960 Formerly (from  1974-1999) a partner with  PricewaterhouseCoopers  LLC (an accounting firm) and Chairman, Price Waterhouse LLP Global Investment Management
Industry Services Group (from 1994-1998).

Jon S. Fossel,  Director,  Age: 59.
P.O. Box 874, Ennis,  Montana 59729 Formerly
(until  October  1995)  Chairman and a director of the Manager;  President and a director of  Oppenheimer  Acquisition  Corp.,  Shareholder  Services,  Inc.  and
Shareholder Financial Services, Inc.

Sam Freedman, Director, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly  (until  October  1994)  Chairman  and  Chief   Executive   Officer  of
OppenheimerFunds  Services,  Chairman, Chief Executive Officer and a director of
Shareholder  Services,  Inc., Chairman,  Chief Executive Officer and director of
Shareholder Financial Services, Inc., Vice President and director of Oppenheimer
Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Director, Age: 79.

2552 East Alameda, Denver, Colorado 80209 Formerly Managing Partner of Deloitte,
Haskins & Sells (an accounting firm).

Robert M.  Kirchner,  Director,  Age:
79.
7500  E.  Arapahoe  Road,  Englewood,
Colorado 80112
President  of  The  Kirchner  Company
(management consultants).

F. William Marshall,  Jr., Director,Age:  58.
87 Ely Road, Longmeadow,  MA 01106
Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
President,  Chief Executive Officer and Director of SIS Bankcorp.,  Inc. and SIS
Bank (formerly Springfield Institution for Savings) (1993-1999);  Executive Vice
President (until 1999) of Peoples Heritage Financial Group,  Inc.;  Chairman and
Chief  Executive  Office of Bank of Ireland First  Holdings,  Inc. and First New
Hampshire Banks  (1990-1993);  Trustee (since 1996) of MassMutual  Institutional
Funds and of MML Series Investment Fund (open-end investment companies).

Bruce  Bartlett,  Vice  President and
Portfolio Manager, Age: 50.
Two  World  Trade  Center,  New York,

New York 10048-0203  Senior Vice President  (since January 1999) of the Manager;
an officer and portfolio  manager of other Oppenheimer  funds,  prior to joining the Manager in April, 1995, he was a Vice President and Senior Portfolio Manager
at First of America Investment Corp. (September 1986 - April 1995).

Christopher  Leavy, Vice President and Portfolio  Manager,  Age: 29. Senior Vice
President (since September 2000) of the Manager; prior to joining the Manager in
September  2000,  he was a  portfolio  manager  of Morgan  Stanley  Dean  Witter
Investment  Management (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset Management (from 1995).

Andrew J.  Donohue,  Vice  President  and  Secretary,  Age:  50. Two World Trade
Center,  New York, New York 10048-0203  Executive Vice President  (since January
1993),  General  Counsel  (since October 1991) and a director  (since  September
1995) of the  Manager;  Executive  Vice  President  and General  Counsel  (since
September  1993)  and  a  director  (since  January  1992)  of  OppenheimerFunds
Distributor,  Inc.;  Executive Vice  President,  General  Counsel and a director
(since September 1995) of HarbourView Asset Management Corporation,  Shareholder
Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership
Holdings,  Inc., of OFI Private  Investments,  Inc.  (since March 2000),  and of
Oppenheimer  Trust  Company  (since  May  2000);  President  and a  director  of
Centennial   Asset  Management   Corporation   (since  September  1995)  and  of
Oppenheimer Real Asset Management,  Inc. (since July 1996); Vice President and a director  (since  September  1997) of  OppenheimerFunds  International  Ltd. and
Oppenheimer   Millennium   Funds  plc;  a  director   (since   April   2000)  of
OppenheimerFunds Legacy Program;  General Counsel (since May 1996) and Secretary
(since  April  1997) of  Oppenheimer  Acquisition  Corp.;  an  officer  of other
Oppenheimer funds.

Brian W. Wixted,  Treasurer and Principal Financial and Accounting Officer, Age:
41.

6803 South  Tucson Way,  Englewood,  Colorado  80112 Senior Vice  President  and
Treasurer  (since  March 1999) of the Manager  Treasurer  (since  March 1999) of
HarbourView   Asset  Management   Corporation,   Shareholder   Services,   Inc.,
Oppenheimer Real Asset Management  Corporation,  Shareholder Financial Services,
Inc. and Oppenheimer  Partnership  Holdings,  Inc., of OFI Private  Investments,
Inc.  (since  March  2000)  and  of  OppenheimerFunds   International  Ltd.  and
Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial
Officer  (since May 2000) of  Oppenheimer  Trust  Company;  Assistant  Treasurer
(since March 1999) of  Oppenheimer  Acquisition  Corp.  and of Centennial  Asset
Management Corporation an officer of other Oppenheimer funds; formerly Principal and Chief  Operating  Officer,  Bankers  Trust  Company - Mutual  Fund  Services
Division (March 1995 - March 1999);  Vice President and Chief Financial  Officer
of CS First Boston Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary,  Age: 52. Two World Trade Center, New York,
New York 10048-0203 Senior Vice President (since May 1985) and Associate General
Counsel  (since May 1981) of the  Manager  Assistant  Secretary  of  Shareholder
Services,  Inc. (since May 1985),  Shareholder  Financial Services,  Inc. (since
November 1989);  OppenheimerFunds  International Ltd. and Oppenheimer Millennium
Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert  J.  Bishop,  Assistant  Treasurer,  Age:  42.  6803  South  Tucson  Way,
Englewood, Colorado 80112

Vice  President  of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other Oppenheimer funds;  formerly an Assistant Vice President of the
Manager/Mutual  Fund Accounting (April 1994 - May 1996) and a Fund Controller of
the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35. 6803 South Tucson Way, Englewood,
Colorado 80112 Vice President of the  Manager/Mutual  Fund Accounting (since May
1996);  Assistant  Treasurer of Oppenheimer  Millennium Funds plc (since October
1997);  an  officer of other  Oppenheimer  Funds;  formerly  an  Assistant  Vice
President     of     the     ---------------------------------------------------
Manager/Mutual Fund Accounting Total Compensation (April 1994 - May 1996), and a
Fund from Denver-Based Controller of the Manager. Oppenheimer Funds (41 funds)1

|X| Remuneration of Directors. The officers of the Fund and two Directors of the
Fund (Ms.  Macaskill and Mr. Swain) are affiliated  with the Manager and receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation  shown below.  The  compensation  from the Fund was paid during its fiscal  year  ended  December  31,  2000.  The  compensation  from  all  of  the
Denver-based  Oppenheimer  funds  includes  the  compensation  from the Fund and represents  compensation  received  as a  director,  trustee,  managing  general partner or member of a committee of the Board during the calendar year 2000.

                                               Aggregate Compensation
 Director's Name and Other Positions                  from Fund
                           ---------------------------------------------------
------------------------------------------------------------------------------

William L. Armstrong               $6,622                   $49,270
Review Committee Member2

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                     $9,676                   $72,000

------------------------------------------------------------------------------
------------------------------------------------------------------------------

George C. Bowen                    $7,518                   $55,948

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron
Audit Committee Chairman2          $3,589                   $26,709

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel
Review Committee Member            $10,465                  $77,880

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                       $10,764                  $80,100
Review Committee Chairman

------------------------------------------------------------------------------
------------------------------------------------------------------------------

C. Howard Kast                     $11,577                  $86,150
Audit     Committee    and
Review Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert M. Kirchner                 $10,340                  $76,950
Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------

F. William Marshall, Jr.3            $0                      $3,768

------------------------------------------------------------------------------

*Effective  July 1,  2000,  William  A.  Baker and Ned M.  Steel  resigned  as
Directors  of the Fund,  and  subsequently  became  Directors  Emeritus of the
Fund.  For the fiscal year ended  December 31, 2000,  Messrs.  Baker and Steel each received $8,600  aggregate  compensation  from the Fund. For the calendar year ended  2000,  they each  received  $63,999  total  compensation  from all
Denver-based Oppenheimer funds.

1.  For the 2000  calendar  year.  Compensation  is only  from  funds on whose
Board a Director served, as described above.
2.    Committee position held during a portion of the period shown.
3.    F. William  Marshall,  Jr. became a Director of the Fund on December 19,
   2000.

    |X|  Deferred  Compensation  Plan.  The Board of  Directors  has adopted a
Deferred  Compensation Plan for  disinterested  directors that enables them to elect to  defer  receipt  of all or a  portion  of the  annual  fees  they are entitled to receive from the Fund. Under the plan, the  compensation  deferred by a Director  is  periodically  adjusted as though an  equivalent  amount had been  invested  in shares of one or more  Oppenheimer  funds  selected  by the
Director.  The amount paid to the Director  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of Director's  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  Fund to  retain  the  services  of any  Director  or to pay any particular  level  of  compensation  to any  Director.  Pursuant  to an  Order issued by the Securities and Exchange  Commission,  the Fund may invest in the funds  selected by the Director  under the plan without  shareholder  approval for the limited  purpose of determining  the value of the Director's  deferred fee account.

    |X| Major  Shareholders.  As of March 30, 2001,  the only person who owned of  record  or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's outstanding shares was:

    OppenheimerFunds,  Inc.,  6803 S.  Tucson Way,  Englewood,  CO 80112 which owned for the benefit of its clients  87.873 Class N shares  (representing
    99.99% of the Class N shares then outstanding);  Massachusetts Mutual Life
    Insurance  Company,  1295 State Street,  Springfield,  MA 01111-0001 which owned  for  the  benefit  of its  clients  4,659,160.612  Class  Y  shares
    (representing 98.56% of the Class Y shares then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by  Massachusetts  Mutual Life Insurance  Company.
The Manager  and the Fund have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain  employees,  including  portfolio managers,  that would compete with or take  advantage of the Fund's  portfolio transactions.  Compliance  with the Code of Ethics is carefully  monitored and enforced by the Manager.

      |X| Code of Ethics.  The Fund,  the Manager and the  Distributor  have a
Code of  Ethics.  It is  designed  to detect  and  prevent  improper  personal trading  by  certain  employees,  including  portfolio  managers,  that  would compete with or take advantage of the Fund's portfolio  transactions.  Covered persons  include  persons with  knowledge of the  investments  and  investment intentions  of the Fund and other funds  advised by the  Manager.  The Code of
Ethics  does  permit  personnel  subject to the Code to invest in  securities, including  securities that may be purchased or held by the Fund,  subject to a number of  restrictions  and controls.  Compliance  with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the  Fund's  registration  statement filed with the  Securities  and  Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference Room in Washington,  D.C. You can obtain information  about the hours of  operation  of the  Public  Reference  Room by calling  the SEC at  1-202-942-8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement on the SEC's EDGAR database at the
SEC's Internet web site at http://www.sec.gov.  Copies may be obtained,  after paying a  duplicating  fee,  by  electronic  request at the  following  e-mail address:  publicinfo@sec.gov.,  or by  writing to the SEC's  Public  Reference
Section, Washington, D.C.  20549-0102.

    |X| The Investment  Advisory  Agreement.  The Manager provides  investment advisory  and  management  services to the Fund under an  investment  advisory agreement  between the Manager and the Fund.  The Manager  selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio managers  of the Fund are  employed by the Manager and are the persons who are
principally   responsible   for  the  day-to-day   management  of  the  Fund's
portfolio.   Other  members  of  the  Manager's  Equity  Portfolio  Department provide the  portfolio  managers  with  counsel  and  support in managing  the
Fund's portfolio.

      The agreement requires the Manager,  at its expense, to provide the Fund with adequate  office space,  facilities and  equipment.  It also requires the
Manager to provide and supervise  the  activities  of all  administrative  and clerical personnel required to provide effective  administration for the Fund.
Those  responsibilities  include the  compilation  and  maintenance of records with  respect to its  operations,  the  preparation  and  filing of  specified reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

      The Fund pays  expenses not  expressly  assumed by the Manager under the advisory agreement.  The advisory agreement lists examples of expenses paid by
the  Fund.  The  major  categories  relate  to  interest,   taxes,   brokerage
commissions,  fees to certain Directors,  legal and audit expenses,  custodian and transfer  agent  expenses,  share  issuance  costs,  certain  printing and registration  costs and non-recurring  expenses,  including  litigation costs.
The  management  fees paid by the Fund to the  Manager are  calculated  at the rates  described  in the  Prospectus,  which are  applied to the assets of the
Fund as a whole.

-------------------------------------------------------------------------------
 Fiscal Year ended 12/31:     Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1998                                $18,483,834
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1999                                $21,073,662
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2000                                $23,262,457

-------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard  of  its  obligations  and  duties  under  the  investment advisory  agreement,  the Manager is not liable for any loss the Fund sustains for any investment,  adoption of any investment policy, or the purchase,  sale or retention of any security.
      The agreement  permits the Manager to act as investment  advisor for any other  person,  firm or  corporation  and to use  the  name  "Oppenheimer"  in connection with other investment  companies for which it may act as investment advisor  or  general  distributor.  If the  Manager  shall  no  longer  act as investment  advisor to the Fund,  the  Manager may  withdraw  the right of the
Fund to use the name "Oppenheimer" as part of its name.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory Agreement.  One of the duties of the  Manager  under the  investment  advisory  agreement  is to arrange the
portfolio   transactions  for  the  Fund.  The  advisory   agreement  contains
provisions  relating to the employment of  broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory  agreement to employ  broker-dealers,  including  "affiliated"  brokers,  as that term is defined in the Investment  Company Act. The Manager may employ  broker-dealers that the Manager thinks,  in its best judgment based on all relevant  factors, will implement the policy of the Fund to obtain,  at reasonable  expense,  the
"best execution" of the Fund's portfolio transactions.  "Best execution" means prompt and reliable  execution at the most  favorable  price  obtainable.  The
Manager need not seek competitive commission bidding.  However, it is expected to be aware of the  current  rates of eligible  brokers  and to  minimize  the commissions  paid to the extent  consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement,  the Manager may select brokers
(other than  affiliates) that provide  brokerage and/or research  services for the Fund and/or the other  accounts  over which the Manager or its  affiliates have  investment  discretion.  The  commissions  paid to such  brokers  may be higher than another  qualified  broker would  charge,  if the Manager  makes a good  faith  determination  that  the  commission  is fair and  reasonable  in relation  to the  services  provided.  Subject to those  considerations,  as a factor  in  selecting  brokers  for the  Fund's  portfolio  transactions,  the
Manager  may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage  Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the  provisions of the investment  advisory  agreement and the  procedures  and  rules  described  above.  Generally,  the  Manager's portfolio  traders  allocate  brokerage  based upon  recommendations  from the
Manager's  portfolio  managers.  In certain instances,  portfolio managers may directly  place trades and allocate  brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions  in  securities  other than those for which an  exchange is the primary  market are generally done with  principals or market  makers.  In transactions  on  foreign  exchanges,  the Fund may be  required  to pay fixed brokerage  commissions  and therefore would not have the benefit of negotiated
commissions  available  in  U.S.  markets.   Brokerage  commissions  are  paid
primarily for  transactions in listed  securities or for certain  fixed-income agency transactions in the secondary market.  Otherwise brokerage  commissions are paid only if it appears  likely that a better  price or  execution  can be obtained  by doing so.  In an option  transaction,  the Fund  ordinarily  uses the same broker for the purchase or sale of the option and any  transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund,  which  could  affect the supply and price of the securities.  If two or more funds advised by the Manager purchase the same  security  on the same day  from the same  dealer,  the  transactions under  those  combined  orders  are  averaged  as to price  and  allocated  in accordance  with  the  purchase  or  sale  orders  actually  placed  for  each account.

    Most  purchases of debt  obligations  are  principal  transactions  at net prices.  Instead of using a broker for those  transactions,  the Fund normally deals  directly  with the  selling or  purchasing  principal  or market  maker unless  the  Manager  determines  that a  better  price  or  execution  can be
obtained  by  using  the   services  of  a  broker.   Purchases  of  portfolio
securities  from  underwriters  include a commission or concession paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread between the bid and asked prices.  The Fund seeks to obtain prompt  execution of these orders at the most favorable net price.

      The  investment  advisory  agreement  permits  the  Manager to  allocate
brokerage  for  research  services.   The  research  services  provided  by  a
particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions  of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts.  Investment  research may be supplied to the Manager by a third party at the instance of a broker  through which trades are placed.

      Investment   research  services  include  information  and  analysis  on particular  companies and industries as well as market or economic  trends and portfolio strategy,  market quotations for portfolio evaluations,  information systems,  computer  hardware and similar products and services.  If a research service  also  assists  the  Manager  in  a  non-research  capacity  (such  as bookkeeping or other  administrative  functions),  then only the percentage or
component   that  provides   assistance  to  the  Manager  in  the  investment
decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated  commissions on secondary  fixed-income  agency  trades  to  obtain  research  if  the  broker represents to the Manager that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency basis at the  stated  commission,  and (iii) the trade is not a  riskless  principal transaction.  The Board of Directors permits the Manager to use concessions on fixed-price  offerings to obtain research,  in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

-------------------------------------------------------------------------------
 Fiscal Year Ended 12/31:     Total Brokerage Commissions Paid by the Fund1
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1998                                $2,842,312
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1999                                $2,635,816
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

           2000                                $5,706,7282

-------------------------------------------------------------------------------
1.    Amounts do not include spreads or concessions on principal  transactions on a net trade basis.

During the fiscal year ended 12/31/00,  the amount of transactions directed to brokers  for  research  services  was  $777,064,484  and the  amount of the commissions paid to broker-dealers for those services was $1,026,567.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's  principal  underwriter in the continuous public  offering  of  the  different  classes  of  shares  of  the  Fund.  The
Distributor  is not  obligated to sell a specific  number of shares.  Expenses normally attributable to sales are borne by the Distributor.

      The compensation  paid to (or retained by) the Distributor from the sale of shares or on the  redemption  of shares during the Fund's three most recent fiscal years is shown in the table below.

-------------------------------------------------------------------------------
Fiscal     Aggregate      Class A     Commissions   Commissions   Commissions
           Front-End     Front-End     on Class A    on Class B   on Class C
             Sales         Sales         Shares        Shares       Shares
Year       Charges on     Charges     Advanced by   Advanced by   Advanced by
Ended       Class A     Retained by   Distributor1  Distributor1 Distributor1
 12/31*:     Shares     Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1998     $3,975,257   $1,342,124      $75,535      $4,675,603    $187,049
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999     $3,586,666   $1,235,653      $101,858     $4,474,217    $223,694
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

  2000     $4,165,200   $1,462,380      $230,496     $5,467,394    $415,565

-------------------------------------------------------------------------------
*Class N shares were not offered for sale during the Fund's  fiscal year ended
December 31, 2000.
1.    The  Distributor  advances  commission  payments  to dealers for certain sales of Class A shares  and for sales of Class B and  Class C shares  from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal      Class A Contingent    Class B Contingent     Class C Contingent
Year          Deferred Sales        Deferred Sales
Ended       Charges Retained by   Charges Retained by  Deferred Sales Charges
  12/31*        Distributor           Distributor      Retained by Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

   2000           $4,176              $1,207,757               $20,222

-------------------------------------------------------------------------------
*Class N shares were not offered for sale during the Fund's  fiscal year ended
December 31, 2000.

Distribution  and  Service  Plans.  The Fund has  adopted a  Service  Plan for
Class A shares and  Distribution  and  Service  Plans for Class B, Class C and
Class N shares under Rule 12b-1 of the  Investment  Company  Act.  Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs incurred in connection with the  distribution  and/or  servicing of the shares of the particular class.
      Each  plan  has  been  approved  by a vote of the  Board  of  Directors,
including a majority of the Independent Directors2,  cast  in   person   at  a
meeting called for the purpose of voting on that plan.

      Under the plans,  the Manager and the  Distributor  may make payments to affiliates  and, in their sole  discretion,  from time to time,  may use their own  resources  to make  payments  to  brokers,  dealers  or  other  financial institutions for distribution and administrative  services they perform, at no cost to the Fund to make  those  payments.  The  Manager  may use its  profits from the advisory  fee it receives  from the Fund.  In their sole  discretion, the  Distributor  and the  Manager  may  increase  or  decrease  the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described  below,  the plan  continues in effect  from year to year but only if the Fund's  Board of  Directors  and its
Independent  Directors  specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting  called for the purpose of voting on continuing  the plan. A plan may be terminated at any time by the vote of a majority of the Independent  Directors or by the vote of the holders of a "majority" (as defined in the Investment  Company Act) of the outstanding shares of that class.

      The Board of Directors and the  Independent  Directors  must approve all material  amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be  approved by  shareholders  of the class  affected  by  the  amendment.  Because  Class  B  shares  of  the  Fund automatically  convert  into  Class A shares  after six  years,  the Fund must obtain the  approval of both Class A and Class B  shareholders  for a proposed material  amendment  to  the  Class  A plan  that  would  materially  increase payments  under the plan.  That approval  must be by a "majority"  (as defined in the Investment Company Act) of the shares of each class,  voting separately by class.

      While the plans are in effect,  the  Treasurer of the Fund shall provide separate  written  reports  on the  plans to the Board of  Directors  at least quarterly for its review.  The Reports shall detail the amount of all payments made under a plan and the  purpose  for which the  payments  were made.  Those reports are subject to the review and approval of the Independent Directors.

      Each  plan  states  that  while  it  is in  effect,  the  selection  and nomination of those Directors of the Fund who are not "interested  persons" of the Fund is committed to the  discretion of the  Independent  Directors.  This does not prevent the  involvement  of others in the selection  and  nomination process  as long as the  final  decision  as to  selection  or  nomination  is approved by a majority of the Independent Directors.

      Under the plans for a class,  no payment  will be made to any  recipient in any  quarter in which the  aggregate  net asset value of all Fund shares of that class held by the recipient for itself and its customers  does not exceed a minimum  amount,  if any, that may be set from time to time by a majority of the  Independent  Directors.  The Board of Directors has set no minimum amount of assets to qualify for payments  under the plans.

      |X| Class A Service  Plan  Fees.  Under  the Class A service  plan,  the
Distributor  currently uses the fees it receives from the Fund to pay brokers,
dealers  and  other   financial   institutions   (they  are   referred  to  as
"recipients")  for personal  services and account  maintenance  services  they provide for their  customers  who hold Class A shares.  The services  include, among  others,  answering  customer  inquiries  about the Fund,  assisting  in
establishing  and  maintaining   accounts  in  the  Fund,  making  the  Fund's
investment  plans available and providing other services at the request of the
Fund or the  Distributor.  While  the plan  permits  the  Board  to  authorize payments to the  Distributor to reimburse  itself for services under the plan, the  Board  has not yet  done  so.  The  Distributor  makes  payments  to plan recipients  quarterly  at an annual  rate not to exceed  0.25% of the  average annual net assets  consisting  of Class A shares  held in the  accounts of the recipients or their customers.

      For the fiscal year ended  December 31, 2000 payments  under the Class A
Plan  totaled  $6,900,042,  all  of  which  was  paid  by the  Distributor  to recipients.  That included  $549,871 paid to an affiliate of the Distributor's
parent  company.  Any  unreimbursed   expenses  the  Distributor  incurs  with
respect  to  Class  A  shares  in any  fiscal  year  cannot  be  recovered  in subsequent  years.  The  Distributor  may not use payments  received under the
Class A Plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

      |X| Class B,  Class C and Class N Service  and  Distribution  Plan Fees.
Under the Class B, Class C and Class N plans,  service  fees and  distribution fees are  computed  on the  average  of the net  asset  value of shares in the respective  class,  determined  as of the close of each  regular  business day during the period.  Each plan provides for the  Distributor  to be compensated at a flat  rate  for its  services,  whether  the  Distributor's  distribution expenses  are more or less than the  amounts  paid by the Fund  under the plan for the  period  for  which  the fee is  paid.  The  types  of  services  that recipients  provide for the service fee are similar to the  services  provided under the Class A service plan, described above.

      The Class B, Class C and Class N Plans permit the  Distributor to retain both the  asset-based  sales charges and the service fees or to pay recipients the service fee on a quarterly  basis,  without  payment in advance.  However, the  Distributor  currently  intends to pay the service fee to  recipients  in advance  for the first year after the  shares are  purchased.  After the first year shares are  outstanding,  the  Distributor  makes  service  fee  payments quarterly  on those  shares.  The  advance  payment  is based on the net asset value of shares  sold.  Shares  purchased  by  exchange do not qualify for the advance  service  fee  payment.  If  Class B,  Class C or  Class N shares  are redeemed  during the first year after their  purchase,  the  recipient  of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The asset  based  sales  charge and service  fees  increase  Class B and
Class C expenses by 1.00% and the  asset-based  sales  charge and service fees increases  Class N  expenses  by  0.50%  of the  net  assets  per  year of the respective class.

      The  Distributor  retains the  asset-based  sales  charge on Class B and
Class N shares. The Distributor  retains the asset-based sales charge on Class
C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing  commission to the recipient on Class C shares  outstanding  for a year or more.  If a dealer has a special  agreement with the  Distributor,  the  Distributor  will pay the Class B, Class C and/or
Class N service fee and the asset-based  sales charge to the dealer  quarterly in lieu of paying  the sales  commissions  and  service  fee in advance at the time of purchase.

      The  asset-based  sales  charges  on Class B, Class C and Class N shares allow  investors to buy shares without a front-end sales charge while allowing the  Distributor to compensate  dealers that sell those shares.  The Fund pays the asset-based  sales charges to the Distributor for its services rendered in distributing  Class B, Class C and Class N shares.  The  payments  are made to the Distributor in recognition that the Distributor:

o     pays sales commissions to authorized  brokers and dealers at the time of sale and pays service fees as described above,
o     may  finance  payment of sales  commissions  and/or  the  advance of the service fee payment to recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
      N shares, and
o     bears  the  costs  of sales  literature,  advertising  and  prospectuses
      (other than those  furnished  to current  shareholders)  and state "blue sky" registration fees and certain other distribution expenses.

    The Distributor's  actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent  deferred sales charges  collected on redeemed shares and from the Fund under the plans.
If either the Class B, Class C or Class N plan is terminated by the Fund,  the
Board of Directors may allow the Fund to continue  payments of the asset-based sales charge to the  Distributor for  distributing  shares before the plan was terminated.  All  payments  under the  Class B,  Class C and Class N plans are subject  to the  limitations  imposed  by the  Conduct  Rules of the  National
Association  of  Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

     Distribution Fees Paid to the Distributor for the Year Ended 12/31/00*

-------------------------------------------------------------------------------
Class:            Total          Amount        Distributor's     Distributor's
                                                                  Unreimbursed
                                                 Aggregate       Expenses as %
                 Payments     Retained by      Unreimbursed      of Net Assets
                Under Plan    Distributor   Expenses Under Plan     of Class
-------------------------------------------------------------------------------

Class B Plan    $9,659,311    $7,599,6491       $6,953,949           0.87%

-------------------------------------------------------------------------------

Class C Plan     $970,839      $316,4492        $1,274,259           1.17%

------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's  fiscal year ended
December 31, 2000.
1.    Includes  $162,988  paid to and  affiliate of the  Distributor's  parent company.

2.    Includes  $28,228  paid to and  affiliate  of the  Distributor's  parent company.

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include "cumulative total return,"  "average  annual total return,"  "average annual total return at net asset  value" and "total  return at net asset  value." An  explanation  of how total  returns are  calculated  is set forth below.  The charts below show the
Fund's  performance  as of the Fund's  most recent  fiscal  year end.  You can obtain current  performance  information by calling the Fund's  Transfer Agent at  1-800-525-7048  or by visiting the  OppenheimerFunds  Internet web site at
http://www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply  with rules of the  Securities  and  Exchange  Commission.  Those rules describe  the types of  performance  data that may be used and how it is to be calculated.  In general, any advertisement by the Fund of its performance data must include the average  annual  total  returns for the  advertised  class of shares of the Fund.  Those  returns  must be shown for the 1-, 5- and  10-year periods  (or the life of the class,  if less)  ending as of the most  recently ended calendar quarter prior to the publication of the  advertisement  (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's   performance   information  as  a  basis  for  comparison  with  other
investments:

      |_|   Total returns  measure the  performance of a hypothetical  account in the Fund over various  periods and do not show the  performance of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your  dividends  are received in cash,  or you buy or sell  shares  during the  period,  or you bought your  shares at a  different  time and price than the shares  used in the model.
      |_|   An  investment in the Fund is not insured by the FDIC or any other government agency.
|_|   The Fund's  performance  returns do not  reflect  the effect of taxes on dividends and capital gains distributions.
|_|   The  principal  value of the  Fund's  shares and total  returns  are not guaranteed and normally will fluctuate on a daily basis.
      |_|   When an investor's shares are redeemed,  they may be worth more or less than their original cost.
|_|   Total   returns   for  any  given  past  period   represent   historical
         performance information and are not, and should not be considered,  a prediction of future returns.

      The  performance  of each class of shares is shown  separately,  because the  performance  of each class of shares will usually be  different.  That is because  of the  different  kinds of  expenses  each  class  bears.  The total returns  of  each  class  of  shares  of  the  Fund  are  affected  by  market conditions,  the  quality  of the Fund's  investments,  the  maturity  of debt investments,  the  types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

      |X|  Total  Return  Information.  There  are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  Because of  differences  in  expenses  for each class of shares,  the total returns for each class are separately  measured.  The  cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual  total return shows the average rate of return for each year in a period that would produce the cumulative  total return over the entire  period.  However,  average  annual  total  returns do not show  actual year-by-year  performance.  The Fund uses  standardized  calculations  for its total returns as prescribed by the SEC. The methodology is discussed below.

      In  calculating  total returns for Class A shares,  the current  maximum sales  charge of 5.75% (as a  percentage  of the  offering  price) is deducted from the initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the applicable contingent  deferred  sales  charge is  applied,  depending  on the period for which the return is shown:  5.0% in the first year,  4.0% in the second  year,
3.0% in the third and fourth years,  2.0% in the fifth year, 1.0% in the sixth year and none  thereafter.  For  Class C shares  and  Class N  shares,  the 1%
contingent  deferred  sales  charge is  deducted  for  returns  for the 1-year period.  There is no sales charge on Class Y shares.

      |_| Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below)  held for a number of years ("n" in the  formula)  to achieve an Ending
Redeemable Value ("ERV" in the formula) of that  investment,  according to the following formula:

------------------------------------------------------------------------------
                                        1/n
                                   ERV
                                   ---  -1=Average Annual Total Return
                                    P

------------------------------------------------------------------------------
      |_|   Cumulative   Total   Return.   The   "cumulative   total   return"
calculation  measures  the  change in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

------------------------------------------------------------------------------
                              ERV -P
                              ------=Total Return
                                P
------------------------------------------------------------------------------
            |_|  Total  Returns  at Net  Asset  Value.  From  time to time the
Fund may also quote a  cumulative  or an average  annual  total return "at net asset value"  (without  deducting sales charges) for Class A, Class B or Class
C shares.  Each is based on the  difference  in net  asset  value per share at the beginning and the end of the period for a hypothetical  investment in that class of shares (without  considering  front-end or contingent  deferred sales charges) and takes into consideration the
reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------

           The Fund's Total Returns for the Periods Ended 12/31/00*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of     Cumulative                Average Annual Total Returns
           Total Returns
            (10 years or
Shares     Life of Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                1-Year                             10-Year
                                                                     (or
                                                  5-Year        life-of-class)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without After    Without  After    Without  After    Without
          Sales    Sales   Sales    Sales    Sales    Sales    Sales    Sales
           Charge  Charge   Charge   Charge   Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A1  334.70%  361.23% -11.05%  -5.62%   14.23%   15.59%   15.83%   16.52%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B   167.59%2 167.59%2-10.81%  -6.36%   14.41%   14.65%   13.71%2  13.71%2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C   115.43%3 115.43%3-7.22%   -6.33%   14.63%   14.63%   15.46%3  15.46%3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class Y   161.94%4 161.94%4-5.54%   -5.54%   15.74%   15.74%   15.75%4  15.75%4

--------------------------------------------------------------------------------

*Class N shares were not offered for sale during the Fund's  fiscal year ended
December 31, 2000.
1. Inception of Class A:      10/2/47.

2. Inception of Class B:      5/3/93.
3. Inception of Class C:      8/29/95.
4. Inception of Class Y:      6/1/94.

Other Performance  Comparisons.  The Fund compares its performance annually to that of an  appropriate  broadly-based  market  index in its Annual  Report to shareholders.  You can obtain that  information  by  contacting  the  Transfer
Agent  at the  addresses  or  telephone  numbers  shown  on the  cover of this
Statement  of   Additional   Information.   The  Fund  may  also  compare  its
performance to that of other  investments,  including  other mutual funds,  or use rankings of its performance by independent  ranking entities.  Examples of these performance comparisons are set forth below.

      |X|  Lipper  Rankings.  From  time to time  the  Fund  may  publish  the ranking of the performance of its classes of shares by Lipper,  Inc. Lipper is
a  widely-recognized   independent  mutual  fund  monitoring  service.  Lipper
monitors the  performance  of regulated  investment  companies,  including the
Fund,  and ranks their  performance  for various  periods  based in categories based on  investment  styles.  The Lipper  performance  rankings  are based on total returns that include the reinvestment of capital gain  distributions and income  dividends but do not take sales  charges or taxes into  consideration.
Lipper also publishes  "peer-group"  indices of the  performance of all mutual funds in a category  that it monitors and averages of the  performance  of the funds in particular categories.

      |X|  Morningstar  Ratings and  Rankings.  From time to time the Fund may publish the ranking  and/or star rating of the  performance  of its classes of shares by Morningstar,  Inc., an independent  mutual fund monitoring  service.
Morningstar  rates  and ranks  mutual  funds in broad  investment  categories:
domestic  stock  funds,  international  stock  funds,  taxable  bond funds and municipal  bond  funds.  The Fund is  included  in the  domestic  stock  funds category.

      Morningstar  proprietary star ratings reflect  historical  risk-adjusted total  investment  return.  Investment  return  measures a fund's (or class's)
one-,  three-,  five- and ten-year average annual total returns  (depending on the  inception  of the fund or class) in excess of 90-day U.S.  Treasury  bill returns  after  considering  the fund's sales  charges and  expenses.  Risk is measured by a fund's (or class's)  performance below 90-day U.S. Treasury bill returns.  Risk and  investment  return are  combined to produce  star  ratings reflecting  performance  relative to the other  funds in the fund's  category.
Five stars is the  "highest"  ranking (top 10% of funds in a  category),  four stars is "above  average" (next 22.5%),  three stars is "average"  (next 35%), two stars is "below  average"  (next  22.5%) and one star is "lowest"  (bottom
10%).  The current  star  rating is the fund's (or  class's)  overall  rating, which is the  fund's  3-year  rating or its  combined  3- and  5-year  ranking
(weighted  60%/40%  respectively),  or its combined 3-, 5-, and 10-year rating
(weighted 40%/30%/30%,  respectively),  depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also  compare  its total  return  ranking  to that of other funds in its  Morningstar  category,  in  addition to its star  rating.  Those total return rankings are percentages  from one percent to one hundred percent and are not risk-adjusted.  For example,  if a fund is in the 94th percentile, that means that 94% of the funds in the same  category  performed  better than it did.

      |X|   Performance   Rankings  and  Comparisons  by  Other  Entities  and
Publications.  From time to time the Fund may  include  in its  advertisements
and  sales  literature  performance   information  about  the  Fund  cited  in
newspapers and other  periodicals  such as The New York Times, The Wall Street
Journal,  Barron's,  or similar  publications.  That  information  may include performance  quotations from other sources,  including Lipper and Morningstar.
The   performance  of  the  Fund's  classes  of  shares  may  be  compared  in
publications   to  the   performance   of  various  market  indices  or  other
investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors  may also wish to compare  the  returns  on the  Fund's  share classes to the return on  fixed-income  investments  available  from banks and
thrift  institutions.   Those  include   certificates  of  deposit,   ordinary
interest-paying  checking  and savings  accounts,  and other forms of fixed or variable time deposits,  and various other instruments such as Treasury bills.
However,  the Fund's  returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate  daily,  while bank depository obligations  may be insured by the FDIC and may provide fixed rates of return.
Repayment  of  principal  and payment of interest  on Treasury  securities  is backed by the full faith and credit of the U.S. government.

      From time to time,  the Fund may  publish  rankings  or  ratings  of the
Manager or Transfer Agent,  and of the investor  services  provided by them to shareholders of the Oppenheimer funds, other than performance  rankings of the
Oppenheimer  funds  themselves.  Those ratings or rankings of shareholder  and investor  services by third parties may include  comparisons of their services to those  provided  by other  mutual fund  families  selected by the rating or ranking  services.  They  may be based  upon the  opinions  of the  rating  or ranking service itself, using its research or judgment,  or based upon surveys of investors, brokers, shareholders or others.

      From time to time, the Fund may include in its  advertisements and sales literature the total return  performance of a hypothetical  investment account that includes  shares of the fund and other  Oppenheimer  funds.  The combined account  may be  part of an  illustration  of an  asset  allocation  model  or similar  presentation.  The  account  performance  may  combine  total  return performance of the fund and the total return  performance of other Oppenheimer funds  included in the account.  Additionally,  from time to time,  the Fund's
advertisements   and  sales  literature  may  include,   for  illustrative  or
comparative  purposes,  statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information  about the performance of certain  securities or commodities markets or segments of those markets,
o     information  about  the  performance  of  the  economies  of  particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
         industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o     information  relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

      Additional  information is presented below about the methods that can be used to buy shares of the Fund.  Appendix C contains  more  information  about
the  special  sales  charge   arrangements   offered  by  the  Fund,  and  the
circumstances  in which  sales  charges  may be reduced or waived for  certain classes of investors.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $25.  Shares will be  purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  with the  proceeds of ACH  transfers  on the  business day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of The New York Stock  Exchange.  The Exchange  normally  closes at 4:00
P.M.,  but may close  earlier on certain  days.  If Federal Funds are received on a  business  day  after  the  close of the  Exchange,  the  shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The proceeds of ACH  transfers  are normally  received by the Fund 3 days after  the  transfers  are  initiated.  The  Distributor  and the Fund are not responsible for any delays in purchasing  shares  resulting from delays in ACH transmissions.

Reduced  Sales  Charges.  As  discussed  in the  Prospectus,  a reduced  sales charge rate may be obtained  for Class A  shares  under Right of  Accumulation and Letters of Intent  because of the economies of sales efforts and reduction in expenses  realized  by the  Distributor,  dealers  and brokers  making such sales.  No sales charge is imposed in certain  other  circumstances  described in  Appendix  C to  this  Statement  of  Additional  Information  because  the
Distributor or dealer or broker incurs little or no selling expenses.

Right of Accumulation.  To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:

         Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current
            purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust,  estate or other fiduciary  account  (including one or more employee  benefit plans of the same employer) that has multiple  accounts.  The Distributor will add the value, at current  offering price, of the shares you previously  purchased and currently own to the value of current  purchases to determine the sales charge rate that applies.  The reduced sales charge will apply only to current  purchases.  You must request it when you buy shares.

      |X| The  Oppenheimer  Funds.  The  Oppenheimer  funds are  those  mutual
funds  for   which   the   Distributor   acts  as  the   distributor   or  the
sub-distributor and currently include the following:

Oppenheimer Bond Fund          Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund  Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital Appreciation Fund   Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer Mid Cap Value Fund
Oppenheimer Champion Income Fund          Oppenheimer Multiple Strategies Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Municipal Bond Fund
Oppenheimer Developing Markets Fund       OSM1 - Mercury Advisors S&P 500 Index
                                       OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Disciplined Allocation Fund   Fund
Oppenheimer Value Fund                    Oppenheimer New York Municipal Fund
Oppenheimer Discovery Fund                Oppenheimer New Jersey Municipal Fund
Oppenheimer Emerging Growth Fund        Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Emerging Technologies Fund    OSM1 - QM Active Balanced Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Balanced Value Fund
                                     Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Europe Fund                   Inc.
                                       Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Florida Municipal Fund        Inc.
OSM1- Gartmore Millennium Growth Fund  Oppenheimer Quest Opportunity Value Fund
Oppenheimer Global Fund                   Oppenheimer Quest Value Fund, Inc.
Oppenheimer Global Growth & Income Fund   Oppenheimer Real Asset Fund
Oppenheimer Gold & Special Minerals Fund  OSM1 - Salomon Brothers Capital Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small Cap Value Fund
Oppenheimer Intermediate Municipal Fund   Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Fund, Inc.

Oppenheimer International Growth Fund     OOppenheimerTTrinityCGrowthnFund
Oppenheimer International Small Company Fund
OSM1  -Jennison  Growth   FundOppenheimer
     Oppenheimer U.S. Government Trust
Trinity Value Fund                        Oppenheimer Large Cap Growth Fund
Oppenheimer Limited-Term Government Fund  andithe-followingYmoneyumarketlfunds:
   Rochester Fund Municipals

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust

Centennial California Tax Exempt Trust    Centennial Government Trust
             Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds except the money market  funds.  Under certain
circumstances   described  in  this   Statement  of  Additional   Information,
redemption  proceeds of certain  money  market fund shares may be subject to a contingent deferred sales charge.

      |X|  Letters  of  Intent.  Under a Letter  of  Intent,  if you  purchase
Class  A  shares  or  Class  A and  Class  B  shares  of the  Fund  and  other
Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that  applies to your  purchases  of Class A shares.  The total amount of your
intended  purchases  of both  Class A and Class B shares  will  determine  the reduced  sales  charge  rate for the  Class A  shares  purchased  during  that period.  You can include  purchases  made up to 90 days before the date of the
Letter.

      A  Letter  of  Intent  is an  investor's  statement  in  writing  to the
Distributor  of the intention to purchase  Class A shares or Class A and Class
B shares of the Fund (and other  Oppenheimer  funds) during a 13-month  period
(the "Letter of Intent period").  At the investor's request,  this may include purchases  made up to 90 days  prior to the  date of the  Letter.  The  Letter states the investor's  intention to make the aggregate  amount of purchases of shares which, when added to the investor's  holdings of shares of those funds, will equal or exceed the amount  specified  in the Letter.  Purchases  made by reinvestment  of dividends or  distributions  of capital  gains and  purchases made at net asset value  without  sales charge do not count toward  satisfying the amount of the Letter.

      A Letter  enables  an  investor  to count the Class A and Class B shares purchased  under  the  Letter to  obtain  the  reduced  sales  charge  rate on purchases  of Class A shares of the Fund (and other  Oppenheimer  funds)  that applies  under the  Right of  Accumulation  to  current  purchases  of Class A shares.  Each  purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In  submitting a Letter,  the investor  makes no  commitment to purchase shares.  However,  if the investor's  purchases of shares within the Letter of
Intent period,  when added to the value (at offering  price) of the investor's holdings of shares on the last day of that period,  do not equal or exceed the intended purchase amount,  the investor agrees to pay the additional amount of sales charge applicable to such purchases.  That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor  from time to time).  The  investor  agrees that shares equal in value to 5% of the intended purchase  amount will be held in escrow by the Transfer  Agent  subject to the
Terms of Escrow.  Also,  the  investor  agrees to be bound by the terms of the
Prospectus,  this Statement of Additional Information and the Application used for a Letter of Intent.  If those terms are amended,  as they may be from time to time by the Fund, the investor  agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible  purchases made during the Letter of Intent period do  not  equal  or  exceed  the  intended  purchase  amount,  the  commissions previously  paid to the  dealer of record  for the  account  and the amount of sales  charge  retained  by the  Distributor  will be  adjusted  to the  rates applicable to actual total purchases.  If total eligible  purchases during the
Letter of Intent  period  exceed the intended  purchase  amount and exceed the amount  needed to qualify for the next sales charge rate  reduction  set forth in the Prospectus,  the sales charges paid will be adjusted to the lower rate.
That  adjustment  will be made  only if and when  the  dealer  returns  to the
Distributor  the  excess of the amount of  commissions  allowed or paid to the dealer  over the amount of  commissions  that  apply to the  actual  amount of purchases.  The excess  commissions  returned to the Distributor  will be used to  purchase  additional  shares for the  investor's  account at the net asset value per share in effect  on the date of such  purchase,  promptly  after the
Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter of Intent.  If the intended  purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period,  there will be no adjustment of commissions  paid to the  broker-dealer  or financial institution of record for accounts held in the name of that plan.

      In  determining  the total  amount  of  purchases  made  under a Letter, shares  redeemed by the  investor  prior to the  termination  of the Letter of
Intent  period will be  deducted.  It is the  responsibility  of the dealer of record  and/or  the  investor  to advise the  Distributor  about the Letter in placing  any  purchase  orders  for the  investor  during the Letter of Intent period.  All of such purchases must be made through the Distributor.

      |_|  Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial  purchase (or  subsequent  purchases if necessary)
made  pursuant to a Letter,  shares of the Fund equal in value up to 5% of the intended  purchase  amount  specified in the Letter shall be held in escrow by the Transfer Agent. For example,  if the intended  purchase amount is $50,000, the escrow  shall be shares  valued in the amount of $2,500  (computed  at the offering  price  adjusted for a $50,000  purchase).  Any dividends and capital gains  distributions on the escrowed shares will be credited to the investor's account.

      2. If the  total  minimum  investment  specified  under  the  Letter  is completed  within the  thirteen-month  Letter of Intent  period,  the escrowed shares will be promptly released to the investor.

If,  at the end of the  thirteen-month  Letter  of  Intent  period  the  total purchases  pursuant  to the  Letter  are less than the  intended  purchase
    amount   specified  in  the  Letter,   the  investor  must  remit  to  the
    Distributor  an amount equal to the  difference  between the dollar amount of sales  charges  actually  paid and the  amount of sales  charges  which would  have  been paid if the total  amount  purchased  had been made at a single  time.  That  sales  charge  adjustment  will  apply to any  shares redeemed  prior to the  completion  of the Letter.  If the  difference  in sales  charges is not paid  within  twenty  days after a request  from the
    Distributor or the dealer,  the Distributor will, within sixty days of the expiration of the Letter,  redeem the number of escrowed shares  necessary to realize such  difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.
If a request is received  to redeem  escrowed  shares  prior to the payment of such  additional  sales  charge,  the sales  charge will be withheld  from the redemption proceeds.

      4. By signing the  Letter,  the  investor  irrevocably  constitutes  and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

5.    The shares  eligible  for  purchase  under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)   Class A shares sold with a front-end  sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class  B  shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and
(c)   Class A or Class B shares  acquired  by  exchange  of either (1) Class A shares of one of the other  Oppenheimer  funds that were  acquired subject to a Class A initial or contingent  deferred  sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow  hereunder will  automatically be exchanged for shares of another fund to which an exchange is requested,  as described in the section of the  Prospectus  entitled  "How to Exchange  Shares" and the escrow will be transferred to that other fund.

Asset  Builder  Plans.  To  establish  an  Asset  Builder  Plan to buy  shares directly  from a bank  account,  you must enclose a check (the minimum is $25)
for the initial  purchase  with your  application.  Shares  purchased by Asset
Builder  Plan  payments  from bank  accounts  are  subject  to the  redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder
Plans are  available  only if your bank is an ACH member.  Asset Builder Plans may  not  be  used  to  buy  shares  for  OppenheimerFunds  employer-sponsored qualified  retirement  accounts.  Asset Builder Plans also enable shareholders of  Oppenheimer  Cash  Reserves  to use their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected in your  Application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to
implement   them.  The  Fund  reserves  the  right  to  amend,   suspend,   or
discontinue offering Asset Builder plans at any time without prior notice.

Retirement  Plans.  Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced  sales charge rates,  as described in Appendix C to this Statement of Additional  Information.  Certain special  sales  charge  arrangements  described  in  that  Appendix  apply  to retirement  plans whose records are maintained on a daily  valuation  basis by
Merrill  Lynch Pierce  Fenner & Smith,  Inc. or an  independent  record keeper that has a contract or special  arrangement with Merrill Lynch. If on the date the plan sponsor  signed the Merrill Lynch record  keeping  service  agreement the plan has less than $3 million in assets  (other  than  assets  invested in money market funds)  invested in applicable  investments,  then the retirement plan  may  purchase  only  Class  B  shares  of  the  Oppenheimer  funds.  Any retirement  plans in that category that currently  invest in Class B shares of the Fund will have  their  Class B shares  converted  to Class A shares of the
Fund when the Plan's applicable investments reach $5 million.

Cancellation  of Purchase  Orders.  Cancellation  of  purchase  orders for the
Fund's  shares  (for  example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net asset value of the Fund's shares on the  cancellation  date is less than on the purchase date. That loss is equal to the  amount  of the  decline  in the net  asset  value  per  share multiplied  by the number of shares in the  purchase  order.  The  investor is responsible  for that loss. If the investor  fails to compensate  the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the Distributor for that  amount by  redeeming  shares  from any  account  registered  in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund represents an interest in the same  portfolio  of  investments  of the  Fund.  However,  each  class has different  shareholder  privileges and features.  The net income  attributable to Class B,  Class C or Class N shares and the  dividends  payable on Class B,
Class C or  Class N shares  will be  reduced  by  incremental  expenses  borne solely by that class.  Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The  availability of different  classes of shares permits an investor to choose  the  method of  purchasing  shares  that is more  appropriate  for the investor.  That may depend on the amount of the  purchase,  the length of time the investor expects to hold shares, and other relevant  circumstances.  Class
A shares  normally are sold subject to an initial  sales  charge.  While Class
B, Class C and Class N shares  have no initial  sales  charge,  the purpose of the  deferred  sales charge and  asset-based  sales charge on Class B, Class C and Class N shares is the same as that of the initial  sales charge on Class A shares - to  compensate  the  Distributor  and brokers,  dealers and financial institutions  that sell shares of the Fund. A  salesperson  who is entitled to receive  compensation from his or her firm for selling Fund shares may receive different  levels of compensation  for selling one class of shares rather than another.

      The  Distributor  will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor (not including  dealer "street name" or omnibus  accounts).
That is because  generally it will be more  advantageous  for that investor to purchase Class A shares of the Fund.

      |X| Class B  Conversion.  Under  current  interpretations  of applicable federal  income tax law by the Internal  Revenue  Service,  the  conversion of
Class B shares to Class A shares  after six years is not  treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should  change,  the automatic  conversion  feature may be suspended.  In that  event,  no further  conversions  of Class B share would occur while that suspension  remained  in  effect.  Although  Class  B  shares  could  then  be exchanged  for Class A shares on the basis of relative  net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could  constitute  a  taxable  event  for the  shareholder,  and  absent  such exchange,  Class B shares  might  continue  to be subject  to the  asset-based sales charge for longer than six years.

      |X|  Allocation  of  Expenses.  The Fund pays  expenses  related  to its daily  operations,  such as custodian  bank fees,  Directors'  fees,  transfer agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses  reduce the net asset value of shares,  and therefore are  indirectly borne by shareholders through their investment.

      The  methodology  for  calculating  the net asset value,  dividends  and distributions  of the Fund's share classes  recognizes  two types of expenses.
General  expenses  that  do not  pertain  specifically  to any one  class  are allocated  pro rata to the shares of all classes.  The  allocation is based on the  percentage of the Fund's total assets that is  represented  by the assets of each  class,  and then  equally to each  outstanding  share  within a given class. Such general expenses include  management fees, legal,  bookkeeping and audit fees, printing and mailing costs of shareholder  reports,  Prospectuses,
Statements  of  Additional   Information   and  other  materials  for  current
shareholders,  fees to unaffiliated Directors,  custodian bank expenses, share
issuance  costs,   organization  and  start-up  costs,  interest,   taxes  and
brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly  attributable to a particular class are allocated  equally to each  outstanding  share within that class.  Examples of such expenses  include  distribution  and service plan (12b-1) fees,  transfer and  shareholder  servicing  agent fees and expenses and  shareholder  meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination  of Net Asset  Values Per Share.  The net asset values per share of each  class  of  shares  of the  Fund  are  determined  as of the  close of business  of The New York  Stock  Exchange  on each day that the  Exchange  is open.  The  calculation is done by dividing the value of the Fund's net assets attributable  to a class  by the  number  of  shares  of that  class  that are outstanding.  The Exchange  normally  closes at 4:00 P.M.,  New York time, but may  close  earlier  on some  other  days  (for  example,  in case of  weather emergencies or on days falling  before a U.S.  holiday).  The Exchange's  most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Presidents'  Day,  Martin Luther King, Jr. Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day and
Christmas Day.  It may also close on other days.

      Dealers  other than  Exchange  members  may  conduct  trading in certain securities  on days on which the  Exchange is closed  (including  weekends and
U.S.  holidays) or after 4:00 P.M. on a regular  business  day. The Fund's net asset  values will not be  calculated  on those days and the values of some of the Fund's portfolio  securities may change  significantly on these days, when shareholders  may not  purchase  or redeem  shares.  Additionally,  trading on
European and Asian stock exchanges and  over-the-counter  markets  normally is completed before the close of The New York Stock Exchange.

      Changes  in the values of  securities  traded on  foreign  exchanges  or markets as a result of events that occur after the prices of those  securities are determined,  but before the close of The New York Stock Exchange, will not be  reflected  in the  Fund's  calculation  of its net asset  values  that day unless the  Manager  determines  that the event is likely to effect a material change in the value of the security.  The Manager may make that determination, under procedures established by the Board.

      |X|   Securities   Valuation.   The  Fund's  Board  of   Directors   has
established procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

|_|   Equity securities traded on a U.S.  securities exchange or on Nasdaq are valued as follows:

(1)   if last sale information is regularly  reported,  they are valued at the last reported  sale price on the principal  exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)   if last sale  information is not available on a valuation date, they are valued at the last  reported  sale price  preceding  the valuation date if it is within the spread of the  closing  "bid" and "asked"
            prices on the  valuation  date or, if not,  at the  closing  "bid"
            price on the valuation date.

      |_|  Equity   securities  traded  on  a  foreign   securities   exchange
generally are valued in one of the following ways:

(1)   at the last sale price available to the pricing service  approved by the
            Board of Directors, or
(2)   at the last sale price  obtained by the  Manager  from the report of the principal  exchange  on which the  security  is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean  between  the "bid" and  "asked"  prices  obtained  from the principal  exchange  on which the  security  is traded  or, on the basis  of  reasonable  inquiry,  from  two  market  makers  in the security.

      |_| Long-term debt securities  having a remaining  maturity in excess of
60 days are valued  based on the mean  between  the "bid" and  "asked"  prices determined  by a portfolio  pricing  service  approved by the Fund's  Board of
Directors  or  obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

      |_| The  following  securities  are valued at the mean between the "bid"
and "asked"  prices  determined  by a pricing  service  approved by the Fund's
Board of Directors or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry:

(1)   debt  instruments  that  have a  maturity  of more  than 397  days  when issued,
(2)   debt  instruments  that had a maturity  of 397 days or less when  issued and have a remaining maturity of more than 60 days, and
(3)   non-money  market  debt  instruments  that had a maturity of 397 days or less when  issued and which have a  remaining  maturity of 60 days or less.

      |_|  The  following   securities  are  valued  at  cost,   adjusted  for
amortization of premiums and accretion of discounts:

(1)   money market debt securities held by a non-money  market fund that had a maturity  of less than 397 days when  issued that have a remaining maturity of 60 days or less, and
(2)   debt  instruments  held by a money  market  fund that  have a  remaining maturity of 397 days or less.

      |_|   Securities   (including   restricted    securities)   not   having
readily-available  market quotations are valued at fair value determined under the Board's  procedures.  If the Manager is unable to locate two market makers willing to give  quotes,  a  security  may be priced at the mean  between  the
"bid" and "asked"  prices  provided by a single  active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities,  mortgage-backed  securities, corporate bonds and foreign government securities,  when last sale information is not generally  available,  the Manager may use pricing services approved by the Board of Directors.  The pricing  service may use "matrix"  comparisons to the prices  for  comparable  instruments  on the basis of  quality,  yield and maturity.  Other  special  factors  may be  involved  (such as the  tax-exempt status  of the  interest  paid by  municipal  securities).  The  Manager  will monitor the  accuracy of the pricing  services.  That  monitoring  may include comparing  prices  used for  portfolio  valuation  to actual  sales  prices of selected securities.

      The  closing  prices  in  the  London  foreign   exchange  market  on  a
particular  business day that are provided to the Manager by a bank, dealer or pricing  service  that the Manager has  determined  to be reliable are used to value foreign currency,  including forward  contracts,  and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts,  calls,  and  futures  are  valued at the last  sale  price on the principal  exchange on which they are traded or on Nasdaq,  as applicable,  as determined by a pricing  service  approved by the Board of Directors or by the
Manager.  If there  were no sales  that day,  they shall be valued at the last sale  price on the  preceding  trading  day if it is within  the spread of the closing  "bid" and "asked"  prices on the  principal  exchange or on Nasdaq on the  valuation  date.  If not, the value shall be the closing bid price on the principal  exchange or on Nasdaq on the  valuation  date.  If the put, call or future is not traded on an  exchange  or on Nasdaq,  it shall be valued by the mean between "bid" and "asked" prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option,  an amount equal to the premium received is included in the Fund's  Statement of Assets and Liabilities as an asset. An equivalent  credit  is  included  in the  liability  section.  The  credit  is adjusted  ("marked-to-market")  to reflect  the  current  market  value of the option.  In  determining  the  Fund's  gain on  investments,  if a call or put written by the Fund is  exercised,  the proceeds are  increased by the premium received.  If a call or put written by the Fund  expires,  the Fund has a gain in the  amount of the  premium.  If the Fund  enters  into a closing  purchase transaction,  it will have a gain or loss,  depending  on whether  the premium received  was more or less than the cost of the  closing  transaction.  If the
Fund  exercises  a put it holds,  the amount the Fund  receives on its sale of the  underlying  investment  is reduced  by the amount of premium  paid by the
Fund.

How to Sell Shares

      Information  on  how to  sell  shares  of  the  Fund  is  stated  in the
Prospectus.  The information below provides  additional  information about the procedures and conditions for redeeming shares.

Reinvestment Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

      |_|   Class A shares  purchased  subject to an initial  sales  charge or
Class A shares on which a contingent deferred sales charge was paid, or

      |_|   Class B  shares  that  were  subject  to the  Class  B  contingent deferred sales charge when redeemed.

      The  reinvestment  may be made  without  sales  charge  only in  Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described in "How to Exchange  Shares"  below.
Reinvestment  will be at the net asset value next computed  after the Transfer
Agent receives the  reinvestment  order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment.  This privilege does not apply to Class C, Class N or Class Y shares.  The Fund may  amend,  suspend or cease offering this  reinvestment  privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital  gain that was  realized  when the shares  were  redeemed is taxable,  and  reinvestment  will not alter any  capital  gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of
the  reinvestment.   Under  the  Internal  Revenue  Code,  if  the  redemption
proceeds of Fund  shares on which a sales  charge was paid are  reinvested  in shares  of the Fund or  another  of the  Oppenheimer  funds  within 90 days of payment  of the sales  charge,  the  shareholder's  basis in the shares of the
Fund that were  redeemed  may not include the amount of the sales charge paid.
That  would  reduce  the  loss  or  increase  the  gain  recognized  from  the redemption.  However,  in that  case the  sales  charge  would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind".  The  Prospectus  states that payment for shares  tendered for  redemption is ordinarily  made in cash.  However,  the Board of Directors of the Fund may determine  that it would be  detrimental to the best interests of the  remaining  shareholders  of the Fund to make  payment of a  redemption order  wholly  or  partly  in  cash.  In  that  case,  the  Fund  may  pay the redemption  proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be  governed by Rule 18f-1 under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem  shares solely in cash up to the  lesser  of  $250,000  or 1% of the net  assets  of the Fund during any 90-day  period for any one  shareholder.  If shares are redeemed in kind,  the  redeeming  shareholder  might  incur  brokerage  or other costs in selling the securities for cash.  The Fund will value  securities  used to pay redemptions  in kind  using  the  same  method  the  Fund  uses to  value  its portfolio  securities described above under "Determination of Net Asset Values
Per Share." That valuation  will be made as of the time the  redemption  price is determined.

Involuntary Redemptions.  The Fund's Board of Directors has the right to cause the involuntary  redemption of the shares held in any account if the aggregate net asset  value of those  shares is less than $500 or such  lesser  amount as the Board may fix.  The Board  will not cause the  involuntary  redemption  of shares in an  account  if the  aggregate  net asset  value of such  shares has fallen  below the stated  minimum  solely as a result of market  fluctuations.
If the Board  exercises this right, it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).
The Board may  alternatively  set requirements for the shareholder to increase the  investment,  or set other terms and  conditions  so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different  registration is not an event that  triggers the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent  deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer  occurs by absolute  assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When  shares  subject  to a  contingent  deferred  sales  charge  are transferred,  the  transferred  shares will remain  subject to the  contingent deferred sales charge. It will be calculated as if the transferee  shareholder had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares  held in an account  are  transferred,  and some but not all shares in the account  would be subject to a  contingent  deferred sales charge if redeemed at the time of transfer,  the priorities described in the  Prospectus  under "How to Buy Shares" for the  imposition of the Class B,
Class C or Class N  contingent  deferred  sales  charge  will be  followed  in determining the order in which shares are transferred.

Sending  Redemption  Proceeds by Wire. The wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for  business on a day when the Fund would  normally  authorize the wire to be made,  which is usually the
Fund's  next  regular   business  day  following  the  redemption.   In  those
circumstances,  the wire will not be transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs,  403(b)(7)  custodial plans, 401(k) plans or
pension  or   profit-sharing   plans   should  be   addressed   to   "Trustee,
OppenheimerFunds  Retirement  Plans,"  c/o the  Transfer  Agent at its address listed in "How To Sell Shares" in the  Prospectus or on the back cover of this
Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants      (other     than     self-employed      persons)     in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the
distribution  may  be  delayed.   Unless  the  shareholder  has  provided  the
Transfer  Agent with a  certified  tax  identification  number,  the  Internal
Revenue Code requires that
tax be withheld from any  distribution  even if the shareholder  elects not to have tax withheld.  The Fund, the Manager,  the Distributor,  and the Transfer
Agent assume no responsibility  to determine whether a distribution  satisfies the conditions of applicable tax laws and will not be responsible  for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of The New York Stock  Exchange  on a regular  business  day, it will be processed  at that  day's net asset  value if the  order was  received  by the dealer or broker from its  customers  prior to the time the  Exchange  closes.
Normally,  the  Exchange  closes at 4:00  P.M.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its  close of  business  that  day  (normally  5:00
P.M.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder  for  receipt  of  the  payment.  Automatic  withdrawals  of up to
$1,500 per month may be  requested  by telephone if payments are to be made by check  payable to all  shareholders  of record.  Payments must also be sent to the  address  of record for the  account  and the  address  must not have been changed  within  the  prior  30  days.  Required  minimum  distributions  from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the Account  Application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the Account  Application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

      The Fund cannot  guarantee  receipt of a payment on the date  requested.
The Fund reserves the right to amend,  suspend or  discontinue  offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular  additional
Class A share purchases while  participating in an Automatic  Withdrawal Plan.
Class B,  Class C and Class N  shareholders  should not  establish  withdrawal plans,  because of the imposition of the  contingent  deferred sales charge on such withdrawals  (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees  to the  terms  and  conditions  that  apply to such  plans,  as stated
below.  These  provisions  may be amended from time to time by the Fund and/or the Distributor.

 When adopted, any amendments will automatically apply to existing Plans.

      |X| Automatic  Exchange Plans.  Shareholders  can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $25.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|  Automatic  Withdrawal  Plans.  Fund  shares  will  be  redeemed  as necessary  to  meet  withdrawal  payments.  Shares  acquired  without  a sales charge will be redeemed first.  Shares acquired with reinvested  dividends and capital  gains  distributions  will  be  redeemed  next,  followed  by  shares acquired  with a sales  charge,  to the extent  necessary  to make  withdrawal payments.  Depending upon the amount withdrawn,  the investor's  principal may be depleted.  Payments  made under these plans should not be  considered  as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of, the shares  held under the Plan.  That notice must be in
proper  form  in  accordance  with  the   requirements  of  the   then-current
Prospectus  of the Fund.  In that case,  the  Transfer  Agent will  redeem the number of shares  requested  at the net  asset  value per share in effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      To use  shares  held  under  the  Plan as  collateral  for a  debt,  the
Planholder  may request  issuance  of a portion of the shares in  certificated form.  Upon written  request  from the  Planholder,  the  Transfer  Agent will determine the number of shares for which a certificate  may be issued  without causing the withdrawal  checks to stop.  However,  should such  uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of
Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds.  Shares of
Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at
1.800.525.7048.

o     All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust,
   Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New
   York Tax Exempt Trust, Centennial California Tax Exempt Trust, and
   Centennial America Fund, L.P., which only offer Class A shares.

o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
   plans.
o     Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o     Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class
   N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or
   Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of
   Senior Floating Rate Fund that are exchanged for shares of the other
   Oppenheimer funds may not be exchanged back for Class A shares of Senior
   Floating Rate Fund.
o     Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o     Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash
   Reserves or Oppenheimer Limited-Term Government Fund.  Only participants in certain retirement plans may purchase shares of Oppenheimer Capital
   Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation
   Fund.

o     Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class
   A shares of Oppenheimer Cash Reserves. If any Class A shares of another
   Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
   Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior
   Floating Rate Fund acquired in that exchange will be subject to the Class
   A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o     Class o     A, Class B, Class C and Class Y Shares of Oppenheimer
   Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select
   Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other
   Oppenheimer funds held by retirement plans.

      Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money  market  fund  offered by the  Distributor.  Shares of any money market fund  purchased  without a sales charge may be exchanged  for shares of  Oppenheimer  funds  offered with a sales charge upon payment of the sales charge.  They may also be used to purchase  shares of Oppenheimer  funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries)  redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or contingent  deferred sales charge.  To qualify for that privilege,  the investor or the investor's dealer must notify the  Distributor of eligibility for this privilege at the time the shares of Oppenheimer  Money Market Fund,  Inc. are  purchased.  If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the
Distributor may be exchanged at net asset value for shares of any of the
Oppenheimer funds.

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although  the  Fund may  impose  these  changes  at any  time,  it will provide you with notice of those  changes  whenever it is required to do so by applicable  law.  It may be  required  to  provide  60 days  notice  prior  to materially  amending  or  terminating  the  exchange  privilege.  That  60 day notice is not required in extraordinary circumstances.

      |X|  How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.   No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when
Class A shares  acquired by  exchange  of Class A shares of other  Oppenheimer funds  purchased  subject to a Class A  contingent  deferred  sales charge are redeemed  within  18 months of the end of the  calendar  month of the  initial purchase of the  exchanged  Class A shares,  the Class A  contingent  deferred sales  charge is  imposed  on the  redeemed  shares.  The  Class B  contingent deferred  sales  charge is imposed on Class B shares  acquired  by exchange if they are  redeemed  within 6 years of the initial  purchase  of the  exchanged
Class B shares.  The Class C  contingent  deferred  sales charge is imposed on
Class C shares  acquired by exchange if they are redeemed  within 12 months of the initial  purchase of the exchanged Class C shares.  The Class N contingent deferred  sales  charge is imposed on Class N shares  acquired  by exchange if they are redeemed within  eighteen (18) months of the initial  purchase of the exchanged Class N shares.

      When  Class B,  Class C or Class N shares  are  redeemed  to  effect  an exchange,  the  priorities  described in "How To Buy Shares" in the Prospectus for the  imposition  of the  Class B, the  Class C or the  Class N  contingent deferred sales charge will be followed in  determining  the order in which the shares are exchanged.  Before exchanging shares, shareholders should take into account how the exchange may affect any contingent  deferred sales charge that
might  be  imposed  in  the   subsequent   redemption  of  remaining   shares.
Shareholders  owning shares of more than one Class must specify which class of shares they wish to exchange.

      |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf  of more  than  one  account.  The  Fund may  accept  requests  for exchanges  of up to 50 accounts  per day from  representatives  of  authorized dealers that qualify for this privilege.

      |X| Telephone  Exchange  Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made. Otherwise,  the investors must obtain a Prospectus of that fund before the exchange request may be submitted.  If all telephone lines are busy
(which  might  occur,  for  example,  during  periods  of  substantial  market fluctuations),  shareholders  might  not  be  able  to  request  exchanges  by telephone and would have to submit written exchange requests.

      |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.  For full or partial  exchanges of an account made by telephone,  any special  account  features such as Asset Builder Plans and Automatic  Withdrawal Plans will be switched to the new account unless the
Transfer Agent is instructed otherwise.  When you exchange some or all of your shares from one fund to another,  any special account feature such as an Asset
Builder Plan or Automatic  Withdrawal  Plan,  will be switched to the new fund account unless you tell the Transfer Agent no to do so.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information,  or would include  shares  covered by a share  certificate  that is not  tendered  with the  request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of  another.  "Reinvestment  Privilege,"  above, discusses some of the tax consequences of reinvestment of redemption  proceeds in such cases.  The Fund, the  Distributor,  and the Transfer Agent are unable to provide  investment,  tax or legal advice to a  shareholder  in  connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and  Distributions.  The Fund does not attempt to pay dividends at a fixed  dividend rate for any class of shares.  There can be no assurance as to the payment of any  dividends or the  realization  of any capital  gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market conditions,  the composition of the Fund's portfolio, and expenses borne by the Fund or borne  separately by a class.  Dividends are calculated in the same manner,  at the same time, and on the same day for each class of  shares.  However,  dividends  on Class B, Class C and Class N shares are expected to be lower than  dividends  on Class A and Class Y shares.  That is because of the effect of the  asset-based  sales charge on Class B, Class C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence  of any  difference  in the  net  asset  values  of the  different classes of shares.

      Dividends,  distributions  and proceeds of the redemption of Fund shares represented  by  checks  returned  to the  Transfer  Agent by the U.S.  Postal
Service as  undeliverable  will be  invested  in shares of  Oppenheimer  Money
Market  Fund,  Inc.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer  Agent,  to enable the  investor to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment  laws,  and the Fund  and the  Transfer  Agent  will not be liable to  shareholders  or their  representatives  for compliance  with those laws in good faith.

Tax  Status  of the  Fund's  Dividends  and  Distributions.  The  Federal  tax
treatment of the Fund's  dividends and capital gains  distributions is briefly highlighted in the Prospectus.

      Special  provisions of the Internal  Revenue Code govern the eligibility of the Fund's  dividends  for the  dividends-received  deduction for corporate shareholders.  Long-term capital gains  distributions are not eligible for the deduction.  The amount of dividends  paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying  dividends that the
Fund derives from portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate shareholder will not be eligible for the deduction  on dividends  paid on Fund shares held for 45 days or less.  To the extent  the  Fund's  dividends  are  derived  from gross  income  from  option premiums,  interest income or short-term  gains from the sale of securities or dividends from foreign corporations,  those dividends will not qualify for the deduction.

      Under the  Internal  Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital gains realized in the period  from  November 1 of the prior year  through  October 31 of the current year.  If it does  not,  the Fund must pay an excise  tax on the  amounts  not distributed.  It is  presently  anticipated  that the  Fund  will  meet  those requirements.  However, the Board of Directors and the Manager might determine in a particular  year that it would be in the best  interests of  shareholders for the Fund not to make such  distributions at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated  investment  company"  under the  Internal  Revenue  Code  (although it reserves the right not to qualify).
That qualification  enables the Fund to "pass through" its income and realized capital gains to  shareholders  without having to pay tax on them. This avoids a double tax on that income and capital  gains,  since  shareholders  normally will be taxed on the  dividends  and capital  gains they receive from the Fund
(unless the Fund's shares are held in a retirement  account or the shareholder is  otherwise  exempt  from  tax).  If  the  Fund  qualifies  as a  "regulated investment  company"  under the Internal  Revenue  Code, it will not be liable
for  Federal   income  taxes  on  amounts   paid  by  it  as   dividends   and
distributions.  The Fund  qualified as a regulated  investment  company in its last fiscal  year.  The  Internal  Revenue  Code  contains a number of complex tests  relating  to  qualification  which  the  Fund  might  not  meet  in any particular  year. If it did not so qualify,  the Fund would be treated for tax purposes as an ordinary  corporation and receive no tax deduction for payments made to shareholders.

      If prior  distributions made by the Fund must be  re-characterized  as a non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or  capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds listed above.  Reinvestment will be made  without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or  distribution.
To elect this  option,  the  shareholder  must  notify the  Transfer  Agent in
writing  and  must  have  an  existing   account  in  the  fund  selected  for
reinvestment.  Otherwise the  shareholder  first must obtain a prospectus  for that fund and an  application  from the  Distributor  to establish an account.
Dividends and/or  distributions from shares of certain other Oppenheimer funds
(other than  Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their  accounts to the  Transfer  Agent at the address and  toll-free  numbers shown on the back cover.

The  Custodian.  The Bank of New York is the  custodian of the Fund's  assets.
The  custodian's  responsibilities  include  safeguarding  and controlling the
Fund's  portfolio  securities and handling the delivery of such  securities to and from  the  Fund.  It will be the  practice  of the  Fund to deal  with the custodian  bank in a  manner  uninfluenced  by any  banking  relationship  the custodian bank may have with the Manager and its  affiliates.  The Fund's cash balances  with the  custodian  in  excess of  $100,000  are not  protected  by
Federal  deposit   insurance.   Those  uninsured  balances  at  times  may  be
substantial.

Independent  Auditors.  Deloitte & Touche LLP are the independent  auditors of the Fund.  They  audit the  Fund's  financial  statements  and  perform  other related  audit  services.  They  also  act as  auditors  for the  Manager  and certain other funds advised by the Manager and its affiliates.
INDEPENDENT AUDITORS’ REPORT
To the Board of Directors and Shareholders of Oppenheimer Total Return Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Total Return Fund, Inc., including the statement of investments, as of December 31,2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31,2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Total Return Fund, Inc. as of December 31,2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23,2001

STATEMENT OF INVESTMENTS December 31, 2000

		Market Value
	Shares	See Note 1

Common Stocks—77.9%

Basic Materials—1.2%

Metals—0.8%

Aluminum—0.8% Alcoa, Inc.	997,600	$ 33,419,600

Paper—0.4% Smurfit-Stone Container Corp.[1]	600,000	8,962,500

Sonoco Products Co.	330,000	7,136,250 16,098,750

Capital Goods—12.5%

Aerospace/Defense—0.9% Raytheon Co., Cl. A	956,000	27,724,000

Raytheon Co., Cl. B	342,100	10,626,481 38,350,481

Electrical Equipment—1.0% Emerson Electric Co.	540,000	42,558,750

Industrial Services—3.2%
Republic Services, Inc.[1]	1,714,500	29,467,969

Waste Management, Inc.	3,750,900	104,087,475 133,555,444

Manufacturing—7.4% American Standard Cos., Inc.[1]	200	9,862

Corning, Inc.	1,320,000	69,712,500

Millipore Corp.	400,200	25,212,600

Tyco International Ltd.	2,700,000	149,850,000

United Technologies Corp.	745,000	58,575,625 303,360,587

Communication Services—1.5%

Telecommunications: Long Distance—0.8% NTL, Inc.[1]	718,400	17,196,700

Verizon Communications	291,500	14,611,437 31,808,137

Telephone Utilities—0.7% SBC Communications, Inc.	600,000	28,650,000

Consumer Cyclicals—7.9%

Autos & Housing—0.3% Ford Motor Co.	500,000	11,718,750

Consumer Services—0.4% Moody’s Corp.	600,000	15,412,500
		Market Value
	Shares	See Note 1

Retail: General—3.2% Family Dollar Stores, Inc.	600,000	$ 12,862,500

Kohl’s Corp.[1]	1,665,000	101,565,000

Wal-Mart Stores, Inc.	300,000	15,937,500 130,365,000

Retail: Specialty—4.0% Best Buy Co., Inc.[1]	865,600	25,589,300
Home Depot, Inc.	1,581,691	72,263,508

RadioShack Corp.	1,303,000	55,784,687

Tiffany & Co.	350,000	11,068,750 164,706,245

Consumer Staples—3.4%

Broadcasting—0.1% EchoStar Communications Corp., Cl. A1	209,300	4,761,575

Entertainment—2.4% News Corp. Ltd.(The), Sponsored ADR, Preference	3,402,400	98,882,250

Food—0.2% General Mills, Inc.	200,000	8,912,500

Tobacco—0.7% Philip Morris Cos., Inc.	700,000	30,800,000

Energy—3.8%

Energy Services—2.6% Coastal Corp.	400,000	35,325,000

Exelon Corp.	262,500	18,430,125

Global Marine, Inc.[1]	85,900	2,437,412

Weatherford International, Inc.[1]	1,100,000	51,975,000 108,167,537

Oil: Domestic—1.2% Exxon Mobil Corp.	554,030	48,165,983

Financial—15.8%

Banks—1.7% Charter One Financial, Inc.	420,000	12,127,500

Chase Manhattan Corp.	450,000	20,446,875

Mellon Financial Corp.	794,600	39,084,387 71,658,762

STATEMENT OF INVESTMENTS Continued

		Market Value
	Shares	See Note 1

Diversified Financial—10.4% Citigroup, Inc.	2,800,001	$142,975,051

Franklin Resources, Inc.	717,500	27,336,750

Freddie Mac	1,422,700	97,988,463

Goldman Sachs Group, Inc.(The)	118,200	12,640,013

Morgan Stanley Dean Witter & Co.	360,000	28,530,000

Schwab (Charles) Corp.	1,208,700	34,296,863

USA Education, Inc.	1,263,900	85,945,200 429,712,340

Insurance—3.7% Aetna, Inc.[1]	1,973,200	81,024,525

American General Corp.	263,500	21,475,250

American International Group, Inc.	250,000	24,640,625

Marsh & McLennan Cos., Inc.	182,600	21,364,200

XL Capital Ltd., Cl. A	50,000	4,368,750 152,873,350

Healthcare—2.3%

Healthcare/Drugs—1.0% American Home Products Corp.	300,000	19,065,000

Bristol-Myers Squibb Co.	200,000	14,787,500

Genentech, Inc.[1]	100,000	< u> 8,150,000 42,002,500

Healthcare/Supplies & Services—1.3% Cardinal Health, Inc.	250,000	24,906,250

Medtronic, Inc.	479,000	28,919,625 53,825,875

Technology—19.8%

Computer Hardware—6.2% Cabletron Systems, Inc.[1]	5,594,100	84,261,131

EMC Corp.[1]	2,461,126	163,664,879

Sun Microsystems, Inc.[1]	300,000	8,362,500 256,288,510

Computer Software—1.6% Oracle Corp.[1]	1,050,000	30,515,625

VeriSign, Inc.	125,000	9,273,438

Veritas Software Corp.[1]	300,000	26,250,000 66,039,063
		Market Value
	Shares	See Note 1

Communications Equipment—4.3% CIENA Corp.[1]	430,000	$ 34,937,500

Cisco Systems, Inc.[1]	1,968,000	75,276,000

Nortel Networks Corp.	2,100,000	67,331,25 0 177,544,750

Electronics—7.7% JDS Uniphase Corp.[1]	4,218,832	175,872,559

Micron Technology, Inc.[1]	1,495,700	53,097,350

Waters Corp.[1]	1,040,000	86,840,000 315,809,909

Utilities—9.7%

Electric Utilities—6.8% AES Corp.(The)[1]	1,222,000	67,668,250

Constellation Energy Group, Inc.	1,495,500	67,390,969

Dominion Resources, Inc.	889,000	59,563,000

Duke Energy Corp.	996,800	84,977,200 279,599,419

Gas Utilities—2.9% Dynegy, Inc.	353,500	19,818,094

Enron Corp.	1,196,000	99,417,500 119,235,594
Total Common Stocks (Cost $2,267,234,073)		3,214,284,161

Preferred Stocks—0.5% Mediane Group, Inc.,6.25% Cv. Premium Income Exchangeable Securities (exchangeable for Airtouch Communications, Inc. common stock)	258,000	20,962,500

St. George Bank, ADR 9% Cv. Structured Yield Product Exchangeable for Common Stock of St. George Bank[2]	2,000	108,880
Total Preferred Stocks (Cost $15,087,250)		21,071,380
	Units

Rights, Warrants and Certificates—0.0% Per-Se Technologies, Inc. Wts., Exp.2/23/10 (Cost $0)	2,204	—

STATEMENT OF INVESTMENTS Continued

	Principal	Market Value
	Amount	See Note 1

U.S. Government Obligations—4.4%
U.S. Treasury Bonds:
6.625%,2/15/27	$ 25,675,000	$ 29,326,576
STRIPS,6.17%,2/15/20[3]	100,000,000	33,765,600
STRIPS,6.51%,8/15/19[3]	100,000,000	34,927,100
STRIPS,6.92%,11/15/18[3]	54,000,000	19,713,402

U.S. Treasury Nts.: 6.25%,2/15/07	31,200,000	32,980,584
6.625%,3/31/02	30,050,000	30,493,237
Total U.S. Government Obligations (Cost $163,129,690)		181,206,499

Convertible Corporate Bonds and Notes—0.7% Tyco International Ltd., Zero Coupon Cv. Liquid Yield Option Nts., 1.43%,11/17/202,3 (Cost $26,741,115)	35,500,000	27,556,875

Short-Term Notes—10.8% Barton Capital Corp.:
6.60%,1/9/01	50,000,000	49,926,333
6.62%,1/3/01	25,000,000	24,990,750

Corporate Receivables Corp.,6.57%,1/16/01	50,000,000	49,863,125

Countrywide Home Loans: 6.55%,1/26/01	35,000,000	34,840,799
6.64%,1/19/01	25,000,000	24,917,000

CPS CIT Group, Inc.,6.54%,1/17/01	50,000,000	49,854,667

CXC, Inc.,6.55%,1/22/01	20,500,000	20,421,673

Heller Financial, Inc.: 7%,1/8/01	50,000,000	49,931,945
7.35%,1/23/01	40,000,000	39,820,333

Household Finance Corp.,6.54%,1/12/01	50,000,000	49,900,083

New Center Asset Trust,6.60%,1/10/01	50,000,000	49,917,500
Total Short-Term Notes (Cost $444,384,208)		444,384,208

Repurchase Agreements—5.3%
Repurchase agreement with PaineWebber, Inc.,6.09%, dated 12/29/00, to be repurchased at $220,509,110 on 1/2/01, collateralized by Government National Mortgage Assn.,6.50%–8.50%,2/15/27– 12/20/30, with a value of $259,086,869 (Cost $220,360,000)	220,360,000	220,360,000

Total Investments, at Value (Cost $3,136,936,336)	99.6%	4,108,863,123

Other Assets Net of Liabilities	0.4	16,806,327
Net Assets	100.0%	$4,125,669,450
Footnotes to Statement of Investments
1. Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $27,665,755 or 0.67% of the Fund’s net assets as of December 31,2000.
3. Zero-coupon bond reflects the effective yield on the date of purchase.
See accompanying Notes to Financial Statements.
STATEMENT OF INVESTMENTS Devember 31, 2000

Assets
Investments, at value (cost $3,136,936,336)—see accompanying statement	$ 4,108,863,123

Cash	176,521

Receivables and other assets: Investments sold	23,397,432
Shares of capital stock sold	3,876,064
Interest and dividends	3,597,988
Other	194,489
Total assets	4,140,105,617

Liabilities
Payables and other liabilities: Investments purchased	7,937,771
Distribution and service plan fees	2,278,081
Shares of capital stock redeemed	2,024,556
Transfer and shareholder servicing agent fees	1,268,995
Shareholder reports	779,834
Directors’ compensation	12,273
Other	134,657
Total liabilities	14,436,167

Net Assets	$4,125,669,450

Composition of Net Assets
Par value of shares of capital stock	$ 35,098,700

Additional paid-in capital	3,099,571,688

Undistributed net investment income	8,845,974

Accumulated net realized gain on investments and foreign currency transactions	10,226,301

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	971,926,787
Net Assets	$4,125,669,450
STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share
Class A Shares: Net asset value and redemption price per share (based on net assets of $3,161,398,608 and 268,310,411 shares of capital stock outstanding)	$11.78
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$12.50

Class B Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $800,063,498 and 68,650,445 shares of capital stock outstanding)	$11.65

Class C Shares: Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $108,522,324 and 9,301,039 shares of capital stock outstanding)	$11.67

Class Y Shares: Net asset value, redemption price and offering price per share (based on net assets of $55,685,020 and 4,725,108 shares of capital stock outstanding)	$11.78
See accompanying Notes to Financial Statements.
STATEMENT OF OPERATIONS For the Year Ended December 31, 2000

Investment Income Interest	$ 58,757,710

Dividends (net of foreign withholding taxes of $88,890)	32,964,616
Total income	91,722,326

Expenses Management fees	23,262,457

Distribution and service plan fees: Class A	6,900,042
Class B	9,659,311
Class C	970,839

Transfer and shareholder servicing agent fees: Class A	3,367,734
Class B	969,952
Class C	95,086
Class Y	103,000

Directors’ compensation	97,627

Custodian fees and expenses	95,227

Other	1,954,843
Total expenses	47,476,118
Less expenses paid indirectly	(18,855)
Net expenses	47,457,263

Net Investment Income	44,265,063

Realized and Unrealized Gain (Loss)
Net realized gain on: Investments	201,257,488
Foreign currency transactions	236,259
Net realized gain	201,493,747

Net change in unrealized appreciation (depreciation) on: Investments	(499,532,046)
Translation of assets and liabilities denominated in foreign currencies	32,923
Net change	(499,499,123)
Net realized and unrealized loss	(298,005,376)

Net Decrease in Net Assets Resulting from Operations	$(253,740,313)
See accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Year Ended December 31,	2000	1999

Operations Net investment income	$ 44,265,063	$ 35,553,328

Net realized gain (loss)	201,493,747	347,865,602

Net change in unrealized appreciation (depreciation)	(499,499,123)	302,044,678
Net increase (decrease) in net assets resulting from operations	(253,740,313)	685,463,608

Dividends and/or Distributions to Shareholders
Dividends from net investment income: Class A	(38,745,036)	(25,530,440)
Class B	(2,237,780)	(1,169,315)
Class C	(384,905)	(87,933)
Class Y	(760,857)	(526,019)

Distributions from net realized gain:
Class A	(160,994,379)	(223,029,885)
Class B	(41,193,590)	(82,260,938)
Class C	(5,319,033)	(5,385,579)
Class Y	(2,808,984)	(3,747,230)

Capital Stock Transactions
Net increase (decrease) in net assets resulting from capital stock transactions: Class A	401,342,499	329,538,222
Class B	(265,112,323)	(150,785,101)
Class C	47,057,472	12,461,790
Class Y	10,799,844	9,804,068

Net Assets
Total increase (decrease)	(312,097,385)	544,745,248

Beginning of period	4,437,766,835	3,893,021,587
End of period (including undistributed net investment income of $8,845,974 and $6,412,023, respectively)	$4,125,669,450	$4,437,766,835
See accompanying Notes to Financial Statements.
FINANCIAL HIGHLIGHTS Continued

Class A Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.25	$12.23	$11.00	$ 9.77	$9.35

Income (loss) from investment operations: Net investment income	.15	.14	.16	.16	.20
Net realized and unrealized gain (loss)	(.84)	2.01	2.09	2.49	1.63

Total income (loss) from investment operations	(.69)	2.1 5	2.25	2.65	1.83

Dividends and/or distributions to shareholders: Dividends from net investment income	(.15)	(.12)	(.15)	(.14)	(.20)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.78)	(1.13)	(1.02)	(1.42)	(1.41)

Net asset value, end of period	$11.78	$13.25	$12.23	$11.00	$9.77

Total Return, at Net Asset Value[1]	(5.62)%	18.34%	21.16%	27.39%	19.73%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$3,161	$3,157	$2,594	$2,238	$1,827

Average net assets (in millions)	$3,382	$2,757	$2,388	$2,045	$1,685

Ratios to average net assets:[2] Net investment income	1.17%	1.12%	1.31%	1.43%	1.96%
Expenses	0.87%	0.87%	0.86%[3]	0.89%[3]	0.90%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2.Annualized for periods of less than one full year.
3.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
FINANCIAL HIGHLIGHTS Continued

Class B Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.10	$12.10	$10.89	$ 9.70	$9.29

Income (loss) from investment operations: Net investment income	.05	.04	.06	.07	.12
Net realized and unrealized gain (loss)	(.84)	1.98	2.08	2.45	1.62

Total income (loss) from investment operations	(.79)	2.02	2.14	2.52	1.74

Dividends and/or distributions to shareholders: Dividends from net investment income	(.03)	(.01)	(.06)	(.05)	(.12)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)
Total dividends and/or distributions to shareholders	(.66)	(1.02)	(.93)	(1.33)	(1.33)
Net asset value, end of period	$11.65	$13.10	$12.10	$10.89	$9.70

Total Return, at Net Asset Value[1]	(6.36)%	17.37%	20.25%	26.17%	18.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$800	$1,152	$1,202	$987	$755

Average net assets (in millions)	$965	$1,196	$1,080	$878	$672

Ratios to average net assets:[2] Net investment income	0.37%	0.32%	0.50%	0.62%	1.15%
Expenses	1.66%	1.67%	1.67%[3]	1.71%[3]	1.71%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
Class C Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.13	$12.13	$10.92	$ 9.72	$9.33

Income (loss) from investment operations: Net investment income	.04	.04	.06	.07	.16
Net realized and unrealized gain (loss)	(.82)	1.98	2.08	2.46	1.57

Total income (loss) from investment operations	(.78)	2.0 2	2.14	2.53	1.73

Dividends and/or distributions to shareholders: Dividends from net investment income	(.05)	(.02)	(.06)	(.05)	(.13)
Distributions from net realized gain	(.63)	(1.00)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.68)	(1.02)	(.93)	(1.33)	(1.34)

Net asset value, end of period	$11.67	$13.13	$12.13	$10.92	$9.72

Total Return, at Net Asset Value[1]	(6.33)%	17.37%	20.20%	26.23%	18.67%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$109	$76	$58	$37	$18

Average net assets (in millions)	$ 97	$66	$47	$27	$ 8

Ratios to average net assets:[2] Net investment income	0.37%	0.31%	0.50%	0.63%	1.05%
Expenses	1.67%	1.68%	1.67%[3]	1.72%[3]	1.76%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one full year.
3.Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
FINANCIAL HIGHLIGHTS
Class Y Year Ended December 31,	2000	1999	1998	1997	1996

Per Share Operating Data
Net asset value, beginning of period	$13.26	$12.24	$11.00	$ 9.77	$9.35

Income (loss) from investment operations: Net investment income	.17	.17	.17	.18	.23
Net realized and unrealized gain (loss)	(.84)	2.00	2.10	2.48	1.61

Total income (loss) from investment operations	(.67)	2.1 7	2.27	2.66	1.84

Dividends and/or distributions to shareholders: Dividends from net investment income	(.18)	(.14)	(.16)	(.15)	(.21)
Distributions from net realized gain	(.63)	(1.01)	(.87)	(1.28)	(1.21)

Total dividends and/or distributions to shareholders	(.81)	(1.15)	(1.03)	(1.43)	(1.42)

Net asset value, end of period	$11.78	$13.26	$12.24	$11.00	$9.77

Total Return, at Net Asset Value[1]	(5.54)%	18.53%	21.33%	27.53%	19.88%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$56	$52	$39	$27	$18

Average net assets (in millions)	$57	$47	$34	$22	$13

Ratios to average net assets:[2] Net investment income	1.29%	1.32%	1.39%	1.60%	2.08%
Expenses	0.75%	0.67%	0.80%[3]	0.74%[3]	0.77%[3]

Portfolio turnover rate	61%	34%	38%	92%	118%

1. Assumes a $1,000 hypothetical initial investment on the business daybefore the first dayof the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business dayof the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year.
2.Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies
Oppenheimer Total Return Fund, Inc.(the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high total return. The Fund’s investment advisor is OppenheimerFunds, Inc.(the Manager).
The Fund offers Class A, Class B, Class C and Class Yshares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Yshares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Yshares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carry-overs, to shareholders. Therefore, no federal income or excise tax provision is required.
Dividends and Distributions to Shareholders. Dividends and distributions to share-holders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31,2000, amounts have been reclassified to reflect an increase in paid-in capital of $16,450,025, an increase in undistributed net investment income of $297,466, and a decrease in accumulated net realized gain on investments of $16,747,491. This reclassification includes $16,450,025 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
    The Fund will adopt the provisions of the AICPAAudit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1,2001. Prior to this date, the Fund did not amortize premiums on debt securi-ties. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund, but will result in a $301,290 decrease to cost of securities and a corresponding $301,290 increase in net unrealized appreciation, based on securities held as of December 31,2000.
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
NOTES TO FINANCIAL STATEMENTS Continued

2. Capital Stock
The Fund has authorized 440 million,200 million,200 million and 10 million shares of $.10 par value Class A, Class B, Class C and Class Ycapital stock, respectively. Transactions in shares of capital stock were as follows:
	Year Ended December 31,2000		Year Ended December 31,1999
	Shares	Amount	Shares	Amount

Class A Sold	52,538,720	$ 715,601,836	38,779,624	$ 500,033,094
Dividends and/or distributions reinvested	14,167,538	181,713,861	19,101,991	234,710,226
Redeemed	(36,694,069)	(495,973,198)	(31,642,249)	(405,205,098)

Net increase	30,012,189	$ 401,342,499	26,239,366	$ 329,538,222

Class B Sold	15,632,508	$ 209,389,301	13,846,247	$ 175,056,306
Dividends and/or distributions reinvested	3,264,416	41,130,740	6,611,034	80,167,708
Redeemed	(38,201,952)	(515,632,364)	(31,792,050)	(406,009,115)

Net decrease	(19,305,028)	$(265,112,323)	(11,334,769)	$(150,785,101)

Class C Sold	4,643,388	$ 62,234,552	2,517,651	$ 31,966,080
Dividends and/or distributions reinvested	427,388	5,379,883	431,425	5,244,298
Redeemed	(1,550,593)	(20,556,963)	(1,956,338)	(24,748,588)

Net increase	3,520,183	$ 47,057,472	992,738	$ 12,461,790

Class Y Sold	3,392,579	$ 46,423,509	2,101,137	$26,918,940
Dividends and/or distributions reinvested	278,327	3,569,841	347,285	4,273,249
Redeemed	(2,902,041)	(39,193,506)	(1,668,891)	(21,388,121)

Net increase	768,865	$ 10,799,844	779,531	$ 9,804,068

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31,2000, were $2,304,457,161 and $2,263,574,673, respectively.

As of December 31,2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $3,140,011,280 was:
Gross unrealized appreciation	$1,176,575,846
Gross unrealized depreciation	(207,724,003)
Net unrealized appreciation	$ 968,851,843

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $100 million of average annual net assets of the Fund,0.70% of the next $100 mil-lion,0.65% of the next $100 million,0.60% of the next $100 million,0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million. The Fund’s management fee for the year ended December 31,2000, was an annualized rate of 0.52%, before any waiver by the Manager if applicable.
Transfer Agent Fees.OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. Prior to January 1,2001, OFS performed these services on an “at-cost” basis. Beginning January 2001, OFS is paid at an agreed upon per account fee.
Distribution and Service Plan Fees. Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.
	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor	Commissions on Class A Shares Advanced by Distributor[1]	Commissions on Class B Shares Advanced by Distributor[1]	Commissions on Class C Shares Advanced by Distributor[1]

December 31,2000	$4,165,200	$1,462,380	$230,496	$5,467,394	$415,565
1. The Distributor advances commission payments to dealers for certain sales of Class Ashares and for sales of Class B and Class C shares from its own resources at the time of sale.
Year Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor

December 31,2000	$4,176	$1,207,757	$20,222

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
NOTES TO FINANCIAL STATEMENTS Continued

4. Fees and Other Transactions with Affiliates Continued
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended December 31,2000, payments under the Class A plan totaled $6,900,042 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $549,871 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recove red in subsequent years.
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor’s actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended December 31,2000, were as follows:
	Total Payments Under Plan	Amount Retained by Distributor	Distributor’s Aggregate Unreimbursed Expenses Under Plan	Distributor’s Aggregate Unreimbursed Expenses as % of Net Assets of Class

Class B Plan	$9,659,311	$7,599,649	$6,953,949	0.87%
Class C Plan	970,839	316,449	1,274,259	1.17
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
The Fund had no borrowings outstanding during the year ended or at December 31,2000.

                                  Appendix A

                      MUNICIPAL BOND RATINGS DEFINITIONS

Below   are    summaries   of   the   rating    definitions    used   by   the
nationally-recognized  rating agencies listed below for municipal  securities.
Those ratings  represent the opinion of the agency as to the credit quality of issues that they rate. The summaries  below are based upon  publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term Bond Ratings

Aaa:  Bonds  rated  "Aaa" are  judged to be the best  quality.  They carry the smallest  degree of  investment  risk.  Interest  payments are  protected by a large or by an  exceptionally  stable  margin and  principal is secure.  While the various protective  elements are likely to change, the changes that can be expected  are most  unlikely to impair the  fundamentally  strong  position of such issues.

Aa:  Bonds  rated  "Aa" are  judged to be of high  quality  by all  standards.
Together  with the "Aaa" group,  they  comprise  what are  generally  known as high-grade  bonds.  They are rated lower than the best bonds  because  margins of protection  may not be as large as with Aaa  securities or  fluctuation  of protective  elements  may be of  greater  amplitude  or  there  may  be  other elements  present which make the long-term  risk appear  somewhat  larger than the of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment  attributes and are to be considered  as  upper-medium-grade  obligations.  Factors  giving  security to principal  and  interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations;  that is, they are  neither  highly  protected  nor poorly  secured.  Interest  payments  and principal  security  appear  adequate  for the present but certain  protective elements  may be  lacking  or may be  characteristically  unreliable  over any great length of time. Such bonds lack outstanding  investment  characteristics and have speculative characteristics as well.

Ba:  Bonds rated "Ba" are judged to have  speculative  elements.  Their future cannot be  considered  well-assured.  Often the  protection  of  interest  and principal  payments  may be very  moderate  and thereby  not well  safeguarded during  both good and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B:  Bonds  rated  "B"  generally   lack   characteristics   of  the  desirable
investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing.  Such issues may be in default or there  may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca: Bonds rated "Ca"  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds  rated "C" are the lowest  class of rated  bonds and can be  regarded as having  extremely  poor  prospects of ever  attaining  any real  investment standing.

Con. (...):  Bonds for which the security  depends on the completion of some act or the fulfillment of some condition are rated conditionally.  These bonds are secured by (a)  earnings  of  projects  under  construction,  (b)  earnings of projects  unseasoned  in  operating  experience,  (c) rentals  that begin when facilities  are  completed,  or (d)  payments  to which  some  other  limiting condition attaches.  The parenthetical  rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.
Moody's  applies  numerical  modifiers  1,  2,  and 3 in each  generic  rating classification  from "Aa" through  "Caa." The modifier "1" indicates  that the obligation  ranks  in the  higher  end of its  generic  rating  category;  the modifier "2" indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating  category.  Advanced  refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - U.S. Tax-Exempt Municipals

There are three ratings for short-term  obligations that are investment grade.
Short-term  speculative  obligations  are  designated  "SG." For variable rate demand  obligations,  a  two-component  rating is  assigned.  The first  (MIG)
element  represents an evaluation by Moody's of the degree of risk  associated with  scheduled  principal and interest  payments.  The second  element (VMIG)
represents  an  evaluation  of the degree of risk  associated  with the demand feature.

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection  may be narrow,  and market access for  refinancing is likely to be less well established.

SG:  Denotes  speculative-grade  credit  quality.  Debt  instruments  in  this category may lack margins of protection.

------------------------------------------------------------------------------
Standard & Poor's Rating Services

Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  The  obligor's  capacity  to meet  its  financial  commitment  on the obligation is very strong.

A: Bonds rated "A" are somewhat  more  susceptible  to the adverse  effects of
changes  in  circumstances   and  economic   conditions  than  obligations  in
higher-rated   categories.   However,  the  obligor's  capacity  to  meet  its
financial commitment on the obligation is still strong.

BBB:  Bonds rated  "BBB"  exhibit  adequate  protection  parameters.  However, adverse economic conditions or changing  circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial  commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having  significant speculative  characteristics.  "BB"  indicates the least degree of speculation and "C" the highest.  While such obligations will likely have some quality and protective characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB:  Bonds  rated  "BB"  are  less   vulnerable  to   nonpayment   than  other
speculative  issues.  However,  these  face  major  ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more  vulnerable to nonpayment than  obligations  rated
"BB,"  but the  obligor  currently  has the  capacity  to meet  its  financial commitment  on  the  obligation.  Adverse  business,  financial,  or  economic conditions  will likely impair the obligor's  capacity or  willingness to meet its financial commitment on the obligation.

CCC:  Bonds  rated  "CCC" are  currently  vulnerable  to  nonpayment,  and are dependent upon favorable business,  financial, and economic conditions for the obligor to meet its financial  commitment on the  obligation.  In the event of adverse business,  financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C:  The "C"  rating  may be  used to  cover  a  situation  where a  bankruptcy petition  has been filed or similar  action has been  taken,  but  payments on this obligation are being continued.

D: Bonds rated "D" are in default.  Payments on the  obligation  are not being made on the date due even if the  applicable  grace  period  has not  expired, unless  Standard and Poor's  believes  that such  payments will be made during such  grace  period.  The "D"  rating  will also be used upon the  filing of a bankruptcy  petition  or the  taking of a similar  action  if  payments  on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the  addition of a plus (+)
or  minus  (-)  sign  to  show  relative  standing  within  the  major  rating categories.  The "p" symbol indicates that the rating is provisional.  The "r"
symbol is attached to the ratings of instruments  with  significant  noncredit risks.

Short-Term Issue Credit Ratings

SP-1:  Strong  capacity to pay principal  and  interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and
"D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D"
have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories.  Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
(1)   plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,
(2)   non-qualified deferred compensation plans,
(3)   employee benefit plans3
(4)   Group Retirement Plans4
(5)   403(b)(7) custodial plan accounts
(6)   Individual Retirement Accounts ("IRAs"), including traditional IRAs,
           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                       Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this
Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
-     Purchases of Class A shares aggregating $1 million or more.
-     Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.
-     Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
(1)   through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
(2)   by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
    -       Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
         Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement
         Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"),
         that are made available under a Service Agreement between Merrill
         Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in
         (a) and (b) are referred to as "Applicable Investments").
(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill
         Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
         invested in Applicable Investments.
(3)   The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
    -       Purchases  by  a  Retirement   Plan  whose  record  keeper  had  a
    cost-allocation  agreement  with the Transfer  Agent on or before March 1,
    2001.

II.            Waivers of Class A Sales Charges of Oppenheimer Funds

A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.
-     Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-     Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
-     Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
-     Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
-     Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
-     Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
-     "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
-     Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
-     Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
-     A unit investment trust that has entered into an appropriate agreement with the Distributor.
-     Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
-     Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
-     A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
-     A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B.  Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
    -       Shares issued in plans of reorganization,  such as mergers,  asset acquisitions and exchange offers, to which the Fund is a party.
-     Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
-     Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund,
         Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
-     Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
-     Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.  Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
    -       To make  Automatic  Withdrawal  Plan  payments  that  are  limited annually to no more than 12% of the account value adjusted annually.
-     Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
-     For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
(3)   To return contributions made due to a mistake of fact.
(4)   Hardship withdrawals, as defined in the plan.6
(5)   Under a Qualified Domestic Relations Order, as defined in the Internal
           Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)   To make "substantially equal periodic payments" as described in Section
           72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.7
(10)  Participant-directed redemptions to purchase shares of a mutual fund
           (other than a fund managed by the Manager or a subsidiary of the
           Manager) if the plan has made special arrangements with the
           Distributor.
(11)  Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored
           IRA.
      (12)  For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

  III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                    Funds

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
-     Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
-     Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
         Social Security Administration.
-     Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
-     Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
-     Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
-     Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more
         Oppenheimer funds.
-     Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
(1)   Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an
           Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.9
(5)   To make distributions required under a Qualified Domestic Relations
           Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)   To make "substantially equal periodic payments" as described in Section
           72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.10
(9)   On account of the participant's separation from service.11
(10)  Participant-directed redemptions to purchase shares of a mutual fund
           (other than a fund managed by the Manager or a subsidiary of the
           Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11)  Distributions made on account of a plan termination or "in-service"
           distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
(12)  For distributions from a participant's account under an Automatic
           Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
      (13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      (14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      -    Redemptions  of Class B shares or Class C shares under an Automatic
Withdrawal  Plan from an account other than a Retirement Plan if the aggregate value of the  redeemed  shares  does not  exceed  10% of the  account's  value annually.

B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
-     Shares sold to the Manager or its affiliates.
-     Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-     Shares issued in plans of reorganization to which the Fund is a party.
-     Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.   Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value FundOppenheimer Quest Global Value Fund,
   Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

 Quest for Value U.S. Government Income Fund
 Quest for Value New York Tax-Exempt Fund
 Quest for Value Investment Quality Income Fund
 Quest for Value National Tax-Exempt Fund
 Quest for Value Global Income Fund      Quest for Value California
 Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
    -       acquired by such shareholder  pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
      -     purchased  by such  shareholder  by  exchange of shares of another
Oppenheimer  fund  that were  acquired  pursuant  to the  merger of any of the
Former Quest for Value Funds into that other  Oppenheimer fund on November 24,
1995.

A.  Reductions or Waivers of Class A Sales Charges.

      - -         Reduced Class A Initial Sales Charge Rates for Certain
Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                     Initial Sales       Initial Sales
Number of Eligible   Charge as a % of    Charge as a % of    Concession as %
Employees or Members Offering Price      Net Amount Invested of Offering Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      - -   Waiver of Class A Sales Charges for Certain Shareholders.  Class
A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         -  Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         -  Shareholders who acquired shares of any Former Quest for Value
            Fund by merger of any of the portfolios of the Unified Funds.
      - -   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      - -   Waivers for Redemptions of Shares Purchased Prior to March 6,
1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a
Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
            -     withdrawals under an automatic  withdrawal plan holding only either  Class B or Class C shares if the  annual  withdrawal  does not  exceed  10% of  the  initial  value  of  the  account  value, adjusted annually, and
            -     liquidation of a shareholder's  account if the aggregate net asset  value  of  shares  held in the  account  is less  than  the required minimum value of such accounts.

      - -   Waivers for Redemptions of Shares Purchased on or After March 6,
1995 but Prior to November 24, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
-     redemptions  following the death or disability of the shareholder(s) (as evidenced  by a  determination  of  total  disability  by the U.S.
            Social Security Administration);
-     withdrawals under an automatic  withdrawal plan (but only for Class B or
            Class C shares) where the annual  withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
            -     liquidation of a shareholder's  account if the aggregate net asset  value  of  shares  held in the  account  is less  than  the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
 Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
Account
Connecticut Mutual Government Securities Account      CMIA LifeSpan Capital
Appreciation Account
Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
Connecticut Mutual Growth Account         CMIA Diversified Income Account

A.  Prior Class A CDSC and Class A Sales Charge Waivers.

      -  Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
(1)   persons whose purchases of Class A shares of a Fund and other Former
           Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who
           still hold those shares in that Fund or other Former Connecticut
           Mutual Funds, and
(2)   persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the
           Class A initial sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      -  Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more)
of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
(1)   any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled
           $500,000 or more, including investments made pursuant to the
           Combined Purchases, Statement of Intention and Rights of
           Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
           Former Connecticut Mutual Funds or a Fund into which such Fund merged;
(2)   any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the
           Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or more of the Former Connecticut
           Mutual Funds and members of their immediate families;
(4)   employee benefit plans sponsored by Connecticut Mutual Financial
           Services, L.L.C. ("CMFS"), the prior distributor of the Former
           Connecticut Mutual Funds, and its affiliated companies;
(5)   one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)   an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
           Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased shareholder;
(2)   upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
(3)   for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a)
           or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
(4)   as tax-free returns of excess contributions to such retirement or employee benefit plans;
(5)   in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
(6)   in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
(8)   in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an
           Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
(9)   as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.   Special Reduced Sales Charge for Former Shareholders of Advance America
                                    Funds, Inc.

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

         VII. Sales Charge Waivers on Purchases of Class M Shares of
                   Oppenheimer Convertible Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-     the Manager and its affiliates,
-     present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-     registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
-     dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-     employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
-     dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
-     dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Total Return Fund, Inc.

Internet Web Site:
      www.oppenheimerfunds.com

Investment Adviser
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1-800-525-7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

890
PX420.0401

--------
1Messrs. Armstrong, Bowen, Cameron, Fossel, and Marshall are not Managing
General Partners of Centennial America Fund, L.P.  Messrs. Cameron and
Marshall are not Trustees of Oppenheimer Municipal Fund.  Messrs. Bowen,
Cameron, and Marshall and Ms. Macaskill are not Directors of Panorama Series
Fund, Inc.
2.  In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class N shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class N shares of an
Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class N shares at net asset value but subject to the Class N contingent deferred sales charge.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                     OPPENHEIMER TOTAL RETURN FUND, INC.

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

                              Item 23. Exhibits

            (a)   (i)  Articles of  Incorporation  dated  12/5/79:  Previously filed with Registrant's  Post-Effective Amendment No. 48, 8/19/80, and refiled with Registrant's  Post-Effective Amendment No. 75, 4/27/95,  pursuant to Item
102 of Regulation S-T and incorporated herein by reference.

                  (ii)  Articles  of  Incorporation,  amended  as of  8/24/81:
Previously filed with Registrant's  Post-Effective  Amendment No. 50, 4/23/82,
and  refiled  with  Registrant's  Post-Effective  Amendment  No. 75,  4/27/95,
pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

                  (iii)  Articles of  Amendment  dated  4/28/87 to Articles of
Incorporation,  changing  Registrant's  name from  "Hamilton  Funds,  Inc." to
Oppenheimer  Total  Return Fund,  Inc.":  Previously  filed with  Registrant's
Post-Effective  Amendment  No. 62,  4/27/87,  and  refiled  with  Registrant's
Post-Effective  Amendment No.  75,4/27/95,  pursuant to Item 102 of Regulation
S-T and incorporated herein by reference.

                  (iv)  Articles  of  Amendment  dated  3/23/93 to Articles of
Incorporation:  Previously filed with  Registrant's  Post-Effective  Amendment
No. 72, 4/28/93,  refiled with Registrant's  Post-Effective  Amendment No. 75,
4/27/95,  pursuant to Item 102 of Regulation S-T, and  incorporated  herein by reference.

                  (v)  Articles  Supplementary  dated  4/14/93 to  Articles of
Incorporation:  Previously filed with  Registrant's  Post-Effective  Amendment
No. 72, 4/28/93,  refiled with Registrant's  Post-Effective  Amendment No. 75,
4/27/95,  pursuant to Item 102 of Regulation S-T, and  incorporated  herein by reference.

                  (vi)  Articles  Supplementary  dated  3/30/94 to Articles of
Incorporation:   Previously  filed  with  Post-Effective   Amendment  No.  74,
3/29/94, and refiled with Post-Effective  Amendment No. 78, 3/29/96,  pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(vii)  Articles  Supplementary  dated  7/13/95 to Articles  of  Incorporation:
Filed  with  Registrant's   Post-Effective  Amendment  No.  77,  8/25/95,  and
incorporated herein by reference.

                  (viii) Articles  Supplementary  dated 1/19/01 to Articles of
Incorporation:   Previously  filed  with  Post-Effective   Amendment  No.  86,
2/12/01, and incorporated herein by reference.

(b)   Amended By-Laws,  dated 1/19/01:  Previously  filed with  Post-Effective
Amendment No. 86, 2/12/01, and incorporated herein by reference.

(c)   (i)   Specimen  Class  A  Share  Certificate:  Filed  with  Registrant's
      Post-Effective  Amendment No. 83, 4/30/99,  and  incorporated  herein by reference.
      (ii)  Specimen  Class  B  Share  Certificate:  Filed  with  Registrant's
      Post-Effective  Amendment No. 83, 4/30/99,  and  incorporated  herein by reference.
      (iii)  Specimen  Class  C Share  Certificate:  Filed  with  Registrant's
      Post-Effective  Amendment No. 83, 4/30/99,  and  incorporated  herein by reference.
      (iv)  Specimen  Class  N  Share  Certificate:  Filed  with  Registrant's
      Post-Effective  Amendment No. 85, 12/11/00,  and incorporated  herein by reference.
      (v)  Specimen  Class  Y  Share  Certificate:   Filed  with  Registrant's
      Post-Effective  Amendment No. 83, 4/30/99,  and  incorporated  herein by reference.

(d)   Investment   Advisory   Agreement  between  Registrant  and  Oppenheimer
Management  Corporation dated 10/22/90:  Previously filed with  Post-Effective
Amendment No. 68, 2/28/91, refiled with Registrant's  Post-Effective Amendment
No. 75,  4/27/95,  pursuant to Item 102 of  Regulation  S-T, and  incorporated herein by reference.

      (e)   (i)   General  Distributor's   Agreement  between  Registrant  and
Oppenheimer  Fund  Management,  Inc.  dated  10/13/92:  Previously  filed with
Registrant's   Post-Effective   Amendment  No.  71,   2/26/93,   refiled  with
Registrant's  Post-Effective  Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

            (ii)  Form of Dealer  Agreement of  OppenheimerFunds  Distributor,
Inc.:  Filed with  Post-Effective  Amendment No. 14 of Oppenheimer Main Street
Funds,  Inc.  (Reg.  No.  33-17850),   9/30/94,  and  incorporated  herein  by
reference.

            (iii) Form   of   OppenheimerFunds    Distributor,   Inc.   Broker
            Agreement:   Filed  with   Post-Effective   Amendment  No.  14  of
            Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),  9/30/94,
            and incorporated herein by reference.

            (iv)  Form   of   OppenheimerFunds    Distributor,   Inc.   Agency
            Agreement:   Filed  with   Post-Effective   Amendment  No.  14  of
            Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850),  9/30/94,
            and incorporated herein by reference.

(f)   Filed  with   Post-Effective   Amendment  No.  40  to  the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/27/98,  and
incorporated herein by reference.

(g)   Custody  Agreement with The Bank of New York dated  10/6/92:  Previously filed with  Registrant's  Post-Effective  Amendment No. 71,  2/26/93,  Refiled
with  Post-Effective  Amendment No. 75, 4/27/95,  and  incorporated  herein by reference.

      (ii) Foreign Custody Manager Agreement  between  Registrant and The Bank of New York: Previously filed with Pre-Effective  Amendment No. 2 to the
      Registration  Statement of Oppenheimer World Bond Fund (Reg. 333-48973),
      4/23/98, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion  and  Consent  of  Counsel   1/30/81:   Previously   filed  with
Registrant's   Post-Effective   Amendment  No.  57,   4/25/85,   refiled  with
Post-Effective  Amendment No. 75, 4/27/95,  pursuant to Item 102 of Regulation
S-T, and incorporated herein by reference.

(j)   Independent Auditors Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

      (m)   (i)   Service Plan and  Agreement for Class A shares dated 7/1/94:
Filed  with  Registrant's   Post-Effective  Amendment  No.  75,  4/27/95,  and
incorporated herein by reference.

            (ii)  Amended  and  Restated  Distribution  and  Service  Plan and
            Agreement for Class B Shares dated 2/24/98:  Previously filed with
            Registrant's   Post-Effective   Amendment  No.  81,  4/29/98,  and
            incorporated herein by reference.

(iii) Amended and Restated  Distribution  and Service Plan and  Agreement  for
            Class C shares dated 2/24/98:  Previously filed with  Registrant's
            Post-Effective  Amendment No. 81, 4/29/98, and incorporated herein by reference.

            (iv)  Distribution  and  Service  Plan and  Agreement  for Class N
            shares: Filed herewith.

(n)   Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated  through
8/22/00:  Previously  filed  with  Post-Effective  Amendment  No.  62  to  the
Registration  Statement  of  Oppenheimer  Money Market Fund,  Inc.  (Reg.  No.
2-49887), 11/22/00, and incorporated herein by reference.

(o)   Powers of Attorney for all  Trustees/Directors  and Officers  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment  No.  2 to the  Registration  Statement  of  Oppenheimer  Main
      Street Opportunity Fund (Reg. No. 333-40186),  8/28/00, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
March  1,  2000  under  Rule  17j-1  of the  Investment  Company  Act of 1940:
Previously  filed  with the  Initial  Registration  Statement  of  Oppenheimer
Emerging Growth Fund (Reg. No. 333-44176),  8/21/00,  and incorporated  herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of  Registrant's  Amended and Restated  Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

     Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

------------------------------------------------------------------------------
Name and Current Position     Other Business and Connections
------------------------------------------------------------------------------
with OppenheimerFunds, Inc.         During the Past Two Years

Timothy L. Abbuhl,
Assistant Vice President            None.

Amy B. Adamshick,
Vice President                      Formerly  at  Scudder  Kemper  Investments
                                    (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President               None.

Edward J. Amberger,
Assistant Vice President            None.

Janette Aprilante,
Assistant Vice President            None.

Victor W. Babin,
Senior Vice President               None.

Keith W. Bachman,
Assistant Vice President            None.

Joanne Bardell,
Assistant Vice President            None.

Tomothy M. Barry,
Vice President                      None.

Bruce L. Bartlett,
Senior Vice President               None.

Charles M. Bartling,
Assistant Vice President            None.

George Batejan,
Executive Vice President/
Chief Information Officer           None

Kevin Baum,
Assistant Vice President            None.

Connie Bechtolt,
Assistant Vice President            None.

Lalit K. Behal,
Assistant Vice President            None.

Kathleen Beichert,
Vice President                      None.

Rajeev Bhaman,
Vice President                      None.

Mark Binning,
Assistant Vice President            None.

Robert J. Bishop,
Vice President                      None.

Tracey B. Blinzler,
Assistant Vice President            None.

John R. Blomfield,
Vice President                      None.

Chad Boll,
Assistant Vice President            None

Robert A. Bonomo,
Senior Vice President               None.

Christina M. Bourgeois,
Assistant Vice President            None.

Lowell Scott Brooks,
Vice President                      None.

Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division       None.

Claudia Calich,
Assistant Vice President            None.

Michael A. Carbuto,
Vice President                      None

Debra A. Casey,
Assistant Vice President            None.

Michael E. Cassidy,
Assistant Vice President            None.

Peter V. Cocuzza,
Vice President                      None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division                  None.

O. Leonard Darling,
Vice Chairman, Executive Vice
President and Chief Investment
Officer and Director                Chairman  of  the  Board  and  a  director
                                    (since  June  1999)  and  Senior  Managing
                                    Director    (since   December   1998)   of
                                    HarbourView Asset Management  Corporation;
                                    a  director  (since  March  2000)  of  OFI
                                    Private  Investments,  Inc.; a director of
                                    OAM  Institutional,  Inc.  (since February
                                    2001);  Trustee (1993) of Awhtolia College
                                    -   Greece;   formerly   Chief   Executive
                                    Officer of  HarbourView  Asset  Management
                                    Corporation (December 1998 - June 1999).

John M. Davis,
Assistant Vice President            None.

Robert A. Densen,
Senior Vice President               None.

Ruggero de'Rossi,
Vice President                      Formerly,  Chief Strategist at ING Barings
(July
                                    1998 - March 2000).

Max Dietshe,
Vice President                      Formerly   at   Deloitte   &  Touche   LLP
(1989-1999).

Craig P. Dinsell,
Executive Vice President            None.

Becky Dolan,
Vice President                      None.

Steven D. Dombrower,
Vice President                      None.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director        Executive Vice President,  General Counsel
                                    and   a   director   of   OppenheimerFunds
                                    Distributor,    Inc.;    Executive    Vice
                                    President,  General Counsel and a director
                                    of    HarbourView     Asset     Management
                                    Corporation,  Shareholder Services,  Inc.,
                                    Shareholder   Financial  Services,   Inc.,
                                    Oppenheimer  Partnership  Holdings,  Inc.,
                                    OFI     Private     Investments,     Inc.,
                                    Oppenheimer  Trust Company;  President and
                                    a director of Centennial  Asset Management
                                    Corporation  and  Oppenheimer  Real  Asset
                                    Management,  Inc.;  Vice  President  and a
                                    director        of        OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium   Funds  plc;  a  director   of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the   Manager;    General    Counsel   and
                                    Secretary   of   Oppenheimer   Acquisition
                                    Corp.;  Chief Legal Officer and a director
                                    of OAM Institutional,  Inc.; an officer of
                                    other Oppenheimer funds.

Bruce C. Dunbar,
Vice President                      None.

John E. Eiler,
Vice President                      None.

Daniel R. Engstrom,
Assistant Vice President            None.

Armand B. Erpf,
Assistant Vice President            None.

George R. Evans,
Vice President                      None.

Edward N. Everett,
Assistant Vice President            None.

Leslie A. Falconio,
Vice President    None.

David J. Falicia,
Assistant Vice President            None.

Scott T. Farrar,
Vice President                      Assistant    Treasurer   of    Oppenheimer
                                    Millennium  Funds plc; an officer of other
                                    Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel
and Secretary                       Vice    President    and    Secretary   of
                                    OppenheimerFunds,    Distributor,    Inc.;
                                    Secretary   and  Director  of   Centennial
                                    Asset   Management    Corporation;    Vice
                                    President  and  Secretary  of  Oppenheimer
                                    Real Asset Management,  Inc.; Secretary of
                                    HarbourView Asset Management  Corporation,
                                    Oppenheimer  Partnership  Holdings,  Inc.,
                                    Shareholder   Financial  Services,   Inc.,
                                    Shareholder   Services,   Inc.   and   OFI
                                    Private   Investments,    Inc.   and   OAM
                                    Institutional, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division        Director of ICI Mutual Insurance  Company;
                                    Governor of St. John's  College;  Director
                                    of International  Museum of Photography at
                                    George  Eastman  House;  an officer and/or
                                    portfolio  manager of certain  Oppenheimer
                                    funds.

Paul J. Fitzsimmons,
Assistant Vice President            None.

Brian D. Flahive,
Assistant Vice President            None.

David J. Foxhoven,
Assistant Vice President            None.

Colleen M. Franca,
Assistant Vice President            None.

Crystal French,
Vice President                      None.

Dan P. Gangemi,
Vice President                      None.

Subrata Ghose,
Assistant Vice President            Formerly,   Equity   Analyst  at  Fidelity
                                    Investments (1995 - March 2000).

Charles W. Gilbert,
Assistant Vice President            None.

Alan C. Gilston,
Vice President                      None.

Jill E. Glazerman,
Vice President                      None.

Paul M. Goldenberg,
Vice President                      Formerly,   President   of   Advantageware
                                    (September 1992 - September 1999).

Mikhail Y. Goldverg,
Vice President                      None.

Raquel Granahan,
Vice President                      None.

Laura Granger,
Vice President                      Formerly,   Portfolio  Manager  at  Fortis
                                    Advisors (July 1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                            Chief  Financial  Officer,  Treasurer  and
                                    director   of   Oppenheimer    Acquisition
                                    Corp.;   Executive   Vice   President   of
                                    HarbourView Asset Management  Corporation;
                                    President.  Chief  Executive  Officer  and
                                    director  of  Oppenheimer  Trust  Company;
                                    director of Trinity Investment  Management
                                    Corp.,  Secretary/Treasurer  and  director
                                    of    OppenheimerFunds    Legacy   Program
                                    (charitable   trust  program);   Executive
                                    Vice     President    of    OFI    Private
                                    Investments,  Inc. and a Member and Fellow
                                    of the Institute of Chartered Accountants.

Robert Grill,
Senior Vice President               None.

Robert Guy,
Senior Vice President               None.

Robert Haley,
Assistant Vice President            None.

Ping Han,
Assistant Vice President            None.

Kelly Haney,
Assistant Vice President            None.

Thomas B. Hayes,
Vice President                      None.

Dennis K. Hess,
Assistant Vice President            None.

Dorothy F. Hirshman,
Assistant Vice President            None.

Merryl I. Hoffman,
Vice President and
Senior Counsel                      Secretary of Oppenheimer Trust Company.

Merrell I. Hora,
Vice President                      None.

Edward Hrybenko,
Vice President                      None.

Scott T. Huebl,
Vice President                      None.

Margaret Hui,
Assistant Vice President            Formerly Vice President - Syndications  of
                                    Sanwa  Bank  California  (January  1998  -
                                    September 1999).

John A. Huttlin,
Vice President                      None.

James G. Hyland,
Assistant Vice President            Formerly Manager of Customer  Research for
                                    Prudential  Investments  (February  1998 -
                                    July 1999).

David Hyun,
Vice President                      Formerly  portfolio  manager,   technology
                                    analyst  and  research  associate  at Fred
                                    Alger  Management,  Inc.  (August  1993  -
                                    June 2000).

Steve P. Ilnitzki,
Senior Vice President               Formerly   Vice   President   of   Product
                                    Management  at  Ameritrade   (until  March
                                    2000).

Kathleen T. Ives,
Vice President and
Assistant Counsel                   None.

William Jaume,
Vice President                      Senior Vice  President  (since April 2000)
                                    of    HarbourView     Asset     Management
                                    Corporation;    COO   and   CCO   of   OAM
                                    Institutional, Inc. (since February 2001).

Frank V. Jennings,
Vice President                      None.

Andrew J. Jordan,
Assistant Vice President            None.

Deborah Kaback,
Vice President and
Senior Counsel                      Formerly Senior Vice President and Deputy
                                    General Counsel of Oppenheimer Capital
                                    (April 1989-November 1999).

Lewis A. Kamman,
Vice President                      None.

Jennifer E. Kane,
Assistant Vice President            None.

Lynn O. Keeshan,
Senior Vice President               None.

Thomas W. Keffer,
Senior Vice President               None.

Kristina J. Keller,
Vice President                      None.

Richard W. Knott,
Vice President                      None.

Teresa H. Kong,
Assistant Vice President            None.

Walter G. Konops,
Assistant Vice President            None.

Avram D. Kornberg,
Senior Vice President               None.

Dimitrios Kourkoulakos,
Assistant Vice President.           None.

John Kowalik,
Senior Vice President               None.

Brian K. Kramer,
Assistant Vice President            None.

Joseph Krist,
Assistant Vice President            None.

Tracey E. Lange,
Vice President                      None.

Christopher M. Leavy,
Senior Vice President               Formerly  Vice   President  and  Portfolio
                                    Manager  at  Morgan   Stanley   Investment
                                    Management (1997-September 2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel                   Formerly an  attorney  with Van Eck Global
                                    (until December 2000).
Michael S. Levine,
Vice President                      None.

Shanquan Li,
Vice President                      None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                     None.

William A. Linden,
Assistant Vice President            None.

Malissa B. Lischin,
Assistant Vice President            Formerly  Associate  Manager,   Investment
                                    Management  Analyst at Prudential  (1996 -
                                    March 2000).

David P. Lolli,
Assistant Vice President            None.

Daniel G. Loughran
Vice President: Rochester Division  None.

David M. Mabry,
Vice President                      None.

Bridget A. Macaskill,
Chairman, Chief Executive Officer
and Director                        President,  Chief  Executive  Officer  and
                                    director  of  OFI   Private   Investments,
                                    Inc., an investment  adviser subsidiary of
                                    the  Manager;  Chairman  and  director  of
                                    Shareholder     Services,     Inc.     and
                                    Shareholder   Financial  Services,   Inc.,
                                    transfer   agent   subsidiaries   of   the
                                    Manager;   President   and   director   of
                                    Oppenheimer    Acquisition    Corp.,   the
                                    Manager's    parent    holding    company;
                                    President  and  director  of   Oppenheimer
                                    Partnership  Holdings,   Inc.,  a  holding
                                    company   subsidiary   of   the   Manager;
                                    President       and       director      of
                                    OppenheimerFunds  International  Ltd.,  an
                                    offshore  fund  management  subsidiary  of
                                    the Manager and of Oppenheimer  Millennium
                                    Funds plc;  director of HarbourView  Asset
                                    Management   Corporation  and  Oppenheimer
                                    Real Asset  Management,  Inc.,  investment
                                    adviser   subsidiaries   of  the  Manager;
                                    President       and       director      of
                                    OppenheimerFunds    Legacy   Program,    a
                                    charitable  trust program  established  by
                                    the     Manager;     director    of    OAM
                                    Institutional,   Inc.;   President  and  a
                                    trustee   of  other   Oppenheimer   funds.
                                    Formerly Ms Macaskill  held the  following
                                    positions:  President of the Manager (June
                                    1991 - August  2000);  a  director  (until
                                    March 2001) of Prudential  Corporation plc
                                    (a U.K. financial service company).

Steve Macchia,
Vice President                      None.

Patrick M. Magee,
Vice President                      None.

Marianne Manzolillo,
Assistant Vice President            Formerly,  Vice  President  for  DLJ  High
                                    Yield Research  Department  (February 1993
                                    - July 2000).

Luann Mascia,
Vice President                      None.

Philip T. Masterson,
Vice President and
Associate Counsel                   None.

Loretta M McCarthy,
Executive Vice President            None.

Elizabeth A. McCormack,
Assistant Vice President            None.

Joseph McGovern,
Assistant Vice President            None.

Charles L. McKenzie,
Senior Vice President               Senior  Vice   President  of   HarbourView
                                    Asset   Management   Corporation  and  OAM
                                    Institutional, Inc.

Lisa Migan,
Assistant Vice President            None.

Andrew J. Mika,
Senior Vice President               Formerly  a  Second  Vice   President  for
                                    Guardian  Investments (June 1990 - October
                                    1999).

Joy L. Milan,
Assistant Vice President            None.

Denis R. Molleur,
Vice President and
Senior Counsel                      None.

Nikolaos D. Monoyios,
Vice President                      None.

Stacy M. Morrell,
Vice President                      None.

John Murphy,
President, Chief Operating
Officer and Director                Executive Vice President of  Massachusetts
                                    Mutual Life Insurance  Company,  President
                                    of MassMutual  Institutional Funds and the
                                    MML Series Funds (since 1997);  a director
                                    of David L. Babson Acquisition Corp.

Kenneth Nadler,
Vice President                      None.

David Negri,
Senior Vice President               None.

Barbara Niederbrach,
Assistant Vice President            None.

Linda J. Nolte,
Assistant Vice President            None.

Robert A. Nowaczyk,
Vice President                      None.

Raymond C. Olson,
Assistant Vice President            None.

Gina M. Palmieri,
Vice President                      None.

Frank J. Pavlak,
Vice President,
Director/Compliance                 None.

David P. Pellegrino,
Vice President                      None.

Susan Pergament,
Assistant Vice President            None.

James F. Phillips,
Assistant Vice President            None.

Robert F. Pino,
Assistant Vice President            Formerly  senior analyst for Commonfund in
                                    Connecticut (until January 2001)

Jane C. Putnam,
Vice President                      None.

Janet M. Quinn,
Assistant Vice President            None.

Michael E. Quinn,
Vice President                      None.

Heather H. Rabinowitz,
Assistant Vice President            None.

Julie S. Radtke,
Vice President                      None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division                  None.

Thomas P. Reedy,
Vice President                      Vice  President   (since  April  1999)  of
                                    HarbourView Asset Management Corporation.

John Reinhardt,
Vice President: Rochester Division  None

Kristina Richardson,
Assistant Vice President            None.

Robert Robis,
Assistant Vice President            None.

Antoinette Rodriguez,
Assistant Vice President            None.

Jeffrey S. Rosen,
Vice President                      None.

Marci B. Rossell,
Vice President                      Formerly,  manager  at  Deloitte  & Touche
                                    LLP (until September 1999).

Richard H. Rubinstein,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain Oppenheimer funds.

Lawrence E. Rudnick,
Assistant Vice President            None.

James Ruff,
Executive Vice President            President       and       director      of
                                    OppenheimerFunds  Distributor,  Inc.; Vice
                                    President   (since   March  2000)  of  OFI
                                    Private Investments, Inc.

Victoria M. Ruoff,
Assistant Vice President            None.

Andrew Ruotolo
Executive Vice President            President  and  director  of   Shareholder
                                    Services,  Inc.; formerly Chief Operations
                                    Officer for American  International  Group
                                    (August 1997-September 1999).

Rohit Sah,
Assistant Vice President            None.

Valerie Sanders,
Vice President                      None.

Kenneth Schlupp
Vice President                      Assistant  Vice  President   (since  March
                                    2000) of OFI Private Investments, Inc.

Jeffrey R. Schneider,
Vice President                      Formerly   (until   May  1999)   Director,
                                    Personal Decisions International.

Ellen P. Schoenfeld,
Vice President                      None.

Brooke M. Schulte,
Assistant Vice President            None.

David C. Schultz
Senior Vice President               Chief  Executive  Officer,  President  and
                                    director of HarbourView  Asset  Management
                                    Corporation and OAM Institutional, Inc.

Allan P. Sedmak
Assistant Vice President            None.

Jennifer L. Sexton,
Vice President    None.

Martha A. Shapiro,
Vice President                      None.

Imelda M. Shine,
Vice President                      None.

Connie Song,
Assistant Vice President            None.

Richard A. Soper,
Vice President                      None.

Keith J. Spencer,
Vice President                      None.

Cathleen R. Stahl,
Vice President                      Assistant  Vice  President  &  Manager  of
                                    Women & Investing Program.

Richard A. Stein,
Vice President: Rochester Division  None.

Arthur P. Steinmetz,
Senior Vice President               None.

Jayne M. Stevlingson,
Vice President                      None.

Gregg J. Stitt,
Vice President                      None.

John P. Stoma,
Senior Vice President               None.

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                   Formerly,   Associate   General   Counsel,
                                    Chief   Compliance   Officer,    Corporate
                                    Secretary and Vice  President of Winmill &
                                    Co.  Inc.  (formerly  Bull &  Bear  Group,
                                    Inc.), CEF Advisers,  Inc.  (formerly Bull
                                    & Bear Advisers,  Inc.),  Investor Service
                                    Center,    Inc.   and   Midas   Management
                                    Corporation (November 1997 - March 2000).

Kevin L. Surrett,
Assistant Vice President            Assistant   Vice   President   of  Product
Development
                                    At  Evergreen  Investor   Services,   Inc.
(June 1995 -
                                    May 1999).

Michael E. Sussman,
Assistant Vice President            None.

James C. Swain,
Vice Chairman of the Board          Chairman,  CEO and  Trustee,  Director  or
                                    Managing   Partner  of  the   Denver-based
                                    Oppenheimer  Funds;  formerly,   President
                                    and   Director   of    Centennial    Asset
                                    Management  Corporation  and  Chairman  of
                                    the Board of Shareholder Services, Inc.

Susan B. Switzer,
Vice President                      None.

Anthony A. Tanner,
Vice President: Rochester Division  None.

James T. Taylor,
Assistant Vice President            None.

Paul E. Temple,
Vice President                      Formerly  (until  May  2000)  Director  of
                                    Product Development at Prudential.

Eamon T. Tubridy,
Assistant Vice President            None.

Emily R. Tusaneza,
Assistant Vice President            None.

Cameron T. Ullyatt,
Assistant Vice President            None.

Tanya M. Valency,
Vice President                      None.

Mark S. Vandehey,
Vice President                      None.

Maureen VanNorstrand,
Vice President                      None.

Phillip F. Vottiero,
Vice President                      Chief  Financial  officer  for the Sovlink
                                    Group (April 1996 - June 1999).

Samuel Sloan Walker,
Vice President                      None.

Teresa M. Ward,
Vice President                      None.

Jerry A. Webman,
Senior Vice President               None.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                  None.

Barry D. Weiss,
Assistant Vice President            Formerly  with  Fitch IBCA (1996 - January
2000).

Christine Wells,
Vice President                      None.

Joseph J. Welsh,
Vice President                      None.

Diederik Werdmolder,
Vice President                      None.

Catherine M. White,
Assistant Vice President            Formerly,  Assistant  Vice  President with
                                    Gruntal  &  Co.  LLC  (September   1998  -
                                    October  2000);  member  of  the  American
                                    Society of Pension  Actuaries (ASPA) since
                                    1995.

William L. Wilby,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    International   Equities;    Senior   Vice
                                    President of HarbourView  Asset Management
                                    Corporation.

Thomas J. Wilson,
Vice President                      None.

Donna M. Winn,
Senior Vice President               Vice  President  (since March 2000) of OFI
                                    Private Investments, Inc.

Philip Witkower,
Senior Vice President               Formerly  Vice   President  of  Prudential
                                    Investments (1993 - November 2000).

Brian W. Wixted,
Senior Vice President and
Treasurer         Treasurer   (since   March   1999)  of   HarbourView   Asset
                                    Management    Corporation,     Shareholder
                                    Services,  Inc.,  Oppenheimer  Real  Asset
                                    Management    Corporation,     Shareholder
                                    Financial  Services,  Inc. and Oppenheimer
                                    Partnership   Holdings,   Inc.,   of   OFI
                                    Private  Investments,  Inc.  (since  March
                                    2000)     and     of      OppenheimerFunds
                                    International   Ltd.  and  of  Oppenheimer
                                    Millennium  Funds plc (since May 2000), of
                                    OAM  Institutional,  Inc.  (since February
                                    2001);   Treasurer  and  Chief   Financial
                                    Officer  (since  May 2000) of  Oppenheimer
                                    Trust Company;  Assistant Treasurer (since
                                    March  1999)  of  Oppenheimer  Acquisition
                                    Corp. and of Centennial  Asset  Management
                                    Corporation;    an    officer   of   other
                                    Oppenheimer funds.

Carol Wolf,
Senior Vice President               An  officer  and/or  portfolio  manager of
                                    certain  Oppenheimer funds;  serves on the
                                    Board   of   Chinese   Children   Adoption
                                    International Parents Council,  Supporters
                                    of  Children,  and the  Advisory  Board of
                                    Denver   Children's    Hospital   Oncology
                                    Department.

Kurt Wolfgruber,
Senior Vice President               Senior  Investment  Officer,  Director  of
                                    Domestic    Equities;    member   of   the
                                    Investment  Product  Review  Committee and
                                    the  Executive  Committee  of  HarbourView
                                    Asset  Management  Corporation;   formerly
                                    (until  April  2000) a  Managing  Director
                                    and  Portfolio   Manager  at  J.P.  Morgan
                                    Investment Management, Inc.

Caleb C. Wong,
Vice President                      An  officer  and/or  portfolio  manager of
                                    certain   Oppenheimer  funds  (since  June
                                    1999) .

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General Counsel                     Assistant    Secretary   of    Shareholder
                                    Services,   Inc.,   Shareholder  Financial
                                    Services,      Inc.,      OppenheimerFunds
                                    International    Ltd.   and    Oppenheimer
                                    Millennium  Funds plc; an officer of other
                                    Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division                  None.

Neal A. Zamore,
Vice President                      Formerly  (until May 2000) Vice  President
                                    at GE Capital.

Mark D. Zavanelli,
Vice President                      None.

Arthur J. Zimmer,
Senior Vice President               Senior Vice  President  (since April 1999)
                                    of    HarbourView     Asset     Management
                                    Corporation;  Vice President of Centennial
                                    Asset Management  Corporation;  an officer
                                    and/or   portfolio   manager   of  certain
                                    Oppenheimer funds.

Susan Zimmerman,
Vice President                      None.

The  Oppenheimer  Funds  include the New  York-based  Oppenheimer  Funds,  the
Denver-based  Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as
set forth below:

            New York-based Oppenheimer Funds

            Oppenheimer California Municipal Fund
            Oppenheimer Capital Appreciation Fund
            Oppenheimer Capital Preservation Fund
            Oppenheimer Developing Markets Fund
            Oppenheimer Discovery Fund
            Oppenheimer Emerging Growth Fund
            Oppenheimer Emerging Technologies Fund
            Oppenheimer Enterprise Fund
            Oppenheimer Europe Fund
            Oppenheimer Global Fund
            Oppenheimer Global Growth & Income Fund
            Oppenheimer Gold & Special Minerals Fund
            Oppenheimer Growth Fund
            Oppenheimer International Growth Fund
            Oppenheimer International Small Company Fund
            Oppenheimer Large Cap Growth Fund
            Oppenheimer Money Market Fund, Inc.
            Oppenheimer Multi-Sector Income Trust
            Oppenheimer Multi-State Municipal Trust
            Oppenheimer Multiple Strategies Fund
            Oppenheimer Municipal Bond Fund
            Oppenheimer New York Municipal Fund
            Oppenheimer Series Fund, Inc.
            Oppenheimer Trinity Core Fund
            Oppenheimer Trinity Growth Fund
            Oppenheimer Trinity Value Fund
            Oppenheimer U.S. Government Trust

            Quest/Rochester Funds

            Limited Term New York Municipal Fund
            Oppenheimer Convertible Securities Fund
            Oppenheimer MidCap Fund
            Oppenheimer Quest Capital Value Fund, Inc.
            Oppenheimer Quest For Value Funds
            Oppenheimer Quest Global Value Fund, Inc.
            Oppenheimer Quest Value Fund, Inc.
            Rochester Fund Municipals

            Denver-based Oppenheimer Funds

            Centennial America Fund, L.P.
            Centennial California Tax Exempt Trust
            Centennial Government Trust
            Centennial Money Market Trust
            Centennial New York Tax Exempt Trust
            Centennial Tax Exempt Trust
            Oppenheimer Cash Reserves
            Oppenheimer Champion Income Fund
            Oppenheimer Capital Income Fund
            Oppenheimer High Yield Fund
            Oppenheimer Integrity Funds
            Oppenheimer International Bond Fund
            Oppenheimer Limited-Term Government Fund
            Oppenheimer Main Street Opportunity Fund
            Oppenheimer Main Street Small Cap Fund
            Oppenheimer Main Street Funds, Inc.
            Oppenheimer Municipal Fund
            Oppenheimer Real Asset Fund
            Oppenheimer Select Managers
            Oppenheimer Senior Floating Rate Fund
            Oppenheimer Strategic Income Fund
            Oppenheimer Total Return Fund, Inc.
            Oppenheimer Variable Account Funds
            Panorama Series Fund, Inc.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management Corp.,  Oppenheimer  Partnership Holdings,  Inc.,
Oppenheimer  Acquisition Corp. and OFI Private Investments,  Inc. is Two World
Trade Center, New York, New York 10048-0203.

The address of the New  York-based  Oppenheimer  Funds,  the Quest Funds,  the
Rochester-based  funds,  the  Denver-based   Oppenheimer  Funds,   Shareholder
Financial  Services,  Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds
Services,  Centennial Asset Management Corporation,  Centennial Capital Corp.,
and  Oppenheimer  Real  Asset  Management,  Inc.  is 6803  South  Tucson  Way,
Englewood, Colorado 80112.

                        Item 27. Principal Underwriter

(a)   OppenheimerFunds   Distributor,   Inc.   is  the   Distributor   of  the
Registrant's  shares.  It is  also  the  Distributor  of  each  of  the  other registered open-end investment companies for which  OppenheimerFunds,  Inc. is the  investment  adviser,  as described  in Part A and B of this  Registration
Statement  and listed in Item 26(b)  above  (except  Oppenheimer  Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual  Institutional
Funds.

(b)   The directors  and officers of the  Registrant's  principal  underwriter are:

Name & Principal                 Positions & Offices        Positions        &
Offices
Business Address                 with Underwriter           with Registrant

Jason R. Bach                    Vice President             None
3264 Winthrop Circle
Marietta, GA 30067

William M. Beardsley             Vice President             None
1521 Arrow Wood Land
Downers Grove, IL 60515

Gabriella Bercze (2)             Vice President             None

Douglas S. Blankenship           Vice President             None
17011 Woodbark
Spring, TX  77379

Kevin E. Brosmith                Senior Vice President      None
170 Phillip Court
Lake Bluff, IL 60044

Susan Burton                     Vice President             None
4127 Towne Green Circle
Addison, TX 75001

Kathleen Mary Byron              Vice President             None
6 Dahlia Drive
Irvine, CA 92618

H.C. Digby Clements              Vice President             None
200 Oaklane
Rochester, NY 14610

Robert A. Coli                   Vice President             None
12 White Tail Lane
Bedminster, NJ 07921

Jill E. Crockett (2)             Assistant Vice President   None

Jeffrey D. Damia (2)             Vice President             None

Paul Dellibovi                   Vice President             None
100 Lincoln Road #1544
Miami, Beach, FL 33139

Stephen J. Demetrovits (2)       Vice President             None

Christopher DeSimone             Vice President             None
5105 Aldrich Avenue South
Minneapolis, MN 55419

Michael W. Dickson               Vice President             None
21 Trinity Avenue
Glastonbury, CT 06033

Joseph A. DiMauro                Vice President             None
244 McKinley Avenue
Grosse Pointe Farms, MI 48236

Steven Dombrowser (2)            Vice President             None

Andrew J. Donohue (2)            Assistant Vice President   None

Andrew J. Donohue (2)            Executive Vice             Vice President and
                                 President and Director     Secretary

George P. Dougherty              Vice President             None
4090 Redbud Circle
Doylestown, PA 18901

Cliff H. Dunteman                Vice President             None
1196 Fieldstone Dr.
Crystal Lake, IL 60014-1642

Wendy G. Ehrlich (Hetson)        Vice President             None
4 Craig Street
Jericho, NY 11753

Kent M. Elwell                   Vice President             None
35 Crown Terrace
Yardley, PA  19067

Gregg A. Everett                 Vice President             None
7124 Trysail Circle
Tampa, FL 33607

John M. Ewalt                    Vice President             None
2301 Overview
Tacoma, WA 98422

George R. Fahey                  Vice President             None
9 Townview Court
Flemington, NJ 08822

Eric C. Fallon                   Vice President             None
10 Worth Circle
Newton, MA 02458

Katherine P. Feld (2)            Vice President and         None
                                 Corporate Secretary

Mark J. Ferro                    Vice President             None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding (3)           Vice President             None

Brian Flahive (2)                Assistant Vice President   None

Patrick W. Flynn (1)             Senior Vice President      None

John ("J") Fortuna (2)           Vice President             None

Ronald R. Foster                 Senior Vice President      None
11339 Avant Lane
Cincinnati, OH 45249

Victoria Friece (1)              Assistant Vice President   None

Luiggino J. Galleto              Vice President             None
10302 Riesling Court
Charlotte, NC 28277

Michelle M. Gans                 Vice President             None
2700 Polk Street, Apt. #9
San Francisco, CA 94109

Lucio Giliberti                  Vice President             None
6 Cyndi Court
Flemington, NJ 08822

Ralph Grant (2)                  Senior Vice President      None

Michael D. Guman                 Vice President             None
3913 Pleasant Avenue
Allentown, PA 18103

Tonya N. Hammet                  Assistant Vice President   None
2612 W. Grand Reserve Circle #227
Clearwater, FL 33759

Clifford W. Heidinger            Vice President             None
90 Gates Street
Portsmouth, NH 03801

Phillipe D. Hemery               Vice President             None
184 Park Avenue
Rochester, NY 14607

Elyse R. Jurman Herman           Vice President             None
1194 Hillsboro Mile, Villa 51
Hillsboro Beach, FL  33062

Kristen L. Heyburn               Vice President             None
2315 Mimosa Drive #2
Houston, TX 77019

William E. Hortz (2)             Vice President             None

Brian F. Husch (2)               Vice President             None

Richard L. Hymes (2)             Vice President             None

Byron Ingram (1)                 Assistant Vice President   None

Kathleen T. Ives (1)             Vice President             None

Eric K. Johnson                  Vice President             None
28 Oxford Avenue
Mill Valley, CA 94941

Mark D. Johnson                  Vice President             None
15792 Scenic Green Court
Chesterfield, MO 63017

John S. Kavanaugh                Vice President             None
2 Cervantes, Apt. #301
San Francisco, CA 94123

Christina J. Keller (2)          Vice President             None

Brian G. Kelly                   Vice President             None
60 Larkspur Road
Fairfield, CT 06430

Michael Keogh (2)                Vice President             None

Richard Klein                    Senior Vice President      None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Brent A. Krantz                  Senior Vice President      None
P. O. Box 1313
Seahurst, WA 98062

David T. Kuzia                   Vice President             None
9697 S. Golden Eagle Dr.
Highlands, CO 80126

Oren A. Lane                     Vice President             None
5286 Timber Bend Drive
Brighton, MI 48116

Dawn Lind                        Vice President             None
21 Meadow Lane
Rockville Centre, NY 11570

James V. Loehle                  Vice President             None
30 Wesley Hill Lane
Warwick, NY 10990

Joseph X. Loftus (2)             Assistant Vice President   None

John J. Lynch                    Vice President             None
5341 Ellsworth
Dallas, TX 75206

Mark Macken                      Vice President             None
462 Lincoln Avenue
Sayville, NY 11782

Steven C. Manns                  Vice President             None
1941 W. Wolfram
Chicago, IL 60657

Todd A. Marion                   Vice President             None
3 St. Marks Place
Cold Spring Harbor, NY 11724

David M. Martin                  Vice President             None
10155 S. Woodrose Lane
Highlands Ranch, CO 80126

Theresa-Marie Maynier            Vice President             None
2421 Charlotte Drive
Charlotte, NC 28203

Anthony P. Mazzariello           Vice President             None
704 Beaver Road
Leetsdale, PA 15056

John C. McDonough                Vice President             None
3812 Leland Street
Chevy Chase, MD 20815

Kent C. McGowan                  Vice President             None
18424 12th Avenue West
Lynnwood, WA 98037

Dixon Morgan                     Vice President             None
1820 Berkshire Rd.
Gates Mills, OH 44040

Charles Murray (2)               Senior Vice President      None

Wendy Jean Murray                Vice President             None
32 Carolin Road
Upper Montclair, NJ 07043

John W. Nesnay                   Vice President             None
9511 S. Hackberry Street
Highlands Ranch, CO 80126

Kevin P. Neznek (2)              Vice President             None

Patrick J. Noble                 Vice President             None
1155 Wellesley Avenue #204
Los Angeles, CA 90049

Chad V. Noel                     Vice President             None
2408 Eagleridge Drive
Henderson, NV 89014

Alan I. Panzer                   Assistant Vice President   None
925 Canterbury Road, Apt. #848
Atlanta, GA 30324

Kevin Parchinski                 Vice President             None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle E. Pereira                 Vice President             None
2707 Via Arboleda
San Clemente, CA 92672

Brian C. Perkes                  Vice President             None
8734 Shady Shore Drive
Frisco, TX 75034

Charles K. Pettit                Vice President             None
22 Fall Meadow Drive
Pittsford, NY 14534

William L. Presutti              Vice President             None
238 Kemp Avenue
Fair Haven, NJ 07704

Elaine Puleo-Carter (2)          Senior Vice President      None

Christopher L. Quinson           Vice President             None
19 Cayuga Street
Rye, NY 10580

Minnie Ra                        Vice President             None
100 Dolores Street, #203
Carmel, CA 93923

Gary D. Rakan                    Vice President             None
25031 Woodridge Triangle
Farmington, MI 48335

Michael A. Raso                  Vice President             None
16 N. Chatsworth Ave., Apt. 301
Larchmont, NY  10538

John Reinhardt                   Vice President             None
29 Kirklees Road
Pittsford, NY 14534

Douglas Rentschler               Vice President             None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Michelle Simone Richter (2)      Vice President             None

Ruxandra Risko(2)                Vice President             None

David R. Robertson (2)           Senior Vice President      None

Kenneth A. Rosenson              Vice President             None
24753 Bantage Point Terr.
Malibu, CA 90265

James Ruff (2)                   President & Director       None

William R. Rylander              Vice President             None
85 Evergreen Road
Vernon, CT 06066

Alfredo Scalzo                   Vice President             None
9616 Lake Chase Island Way
Tampa, FL 33626

Michael Sciortino                Vice President             None
785 Beau Chene Drive
Mandeville, LA 70471

Arthur Seals                     Vice President             None
2415 Forrest Brook Lane #701
Arlington, TX 76006

Eric Sharp                       Vice President             None
862 McNeill Circle
Woodland, CA 95695

Kristen Sims (2)                 Vice President             None

Douglas Bruce Smith              Vice President             None
808 South 194th Street
Seattle,WA 98148

William A. Spetrino              Vice President             None
7631 Yennicook Way
Hudson, OH 44236

Byron D. Stein                   Vice President             None
7000 Island Blvd., Apt. 1408
Aventura, FL 33160

Wayne C. Strauss                 Assistant Vice President   None
25 Summit St.
Fairport, NY 14450

David E. Sturgis                 Vice President             None
81 Surrey Lane
Boxford, MA 01921

Brian C. Summe                   Vice President             None
239 N. Colony Drive
Edgewood, KY 41017

Michael Sussman(2)               Vice President             None

George T. Sweeney                Senior Vice President      None
5 Smoke House Lane
Hummelstown, PA 17036

Andrew E. Sweeny                 Vice President             None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum             Vice President             None
704 Inwood
Southlake, TX 76092

Martin Telles (2)                Senior Vice President      None

David G. Thomas                  Vice President             None
1328 N. Cleveland Street
Arlington, VA 22201

Byron K.Toma                     Vice President             None
14575 S. Gallery
Olathe, KS 66062

Floyd A. Tucker                  Vice President             None
1930 W. Barry Ave., #2
Chicago, IL 60657

Mark Vandehey (1)                Vice President             None

Andrea Walsh (1)                 Vice President             None

Suzanne Walters (1)              Assistant Vice President   None

Michael J. Weigner               Vice President             None
4905 W. San Nicholas Street
Tampa, FL 33629

Donn Weise                       Vice President             None
3249 Earlmar Drive
Los Angeles, CA 90064

Marjorie J. Williams             Vice President             None
6930 East Ranch Road
Cave Creek, AZ 85331

Philip Witkower (2)              Senior Vice President      None

Cary Patrick Wozniak             Vice President             None
18808 Bravata Court
San Diego, CA 92128

Gregor D. Yuska                  Vice President             None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

Jill Zackman                     Vice President             None
10 Colonial Circle
Fairport, NY 14450

(1)6803 South Tucson Way, Englewood, CO 80112
(2)Two World Trade Center, New York, NY 10048
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

                  Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

                         Item 29. Management Services

Not applicable

                            Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on
the 19th day of April, 2001.

                              Oppenheimer Total Return Fund, Inc.

------------------------------------------------------------------------------

------------------------------------------------------------------------------
                              By:  /s/ James C. Swain*
                              -----------------------------------
                              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date

/s/ James C. Swain*          Chairman of the Board,
-----------------------      Chief Executive Officer     April 19, 2001
James C. Swain               and Director

/s/ Bridget A. Macaskill*
------------------------------                           President and
Director                     April 19, 2001
Bridget A. Macaskill

/s/ Brian W. Wixted*         Treasurer and Principal     April 19, 2001
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ William L. Armstrong*    Director                    April 19, 2001
-------------------------------
William L. Armstrong

/s/ Robert G. Avis*          Director                    April 19, 2001
----------------------
Robert G. Avis

/s/ George Bowen*            Director                    April 19, 2001
----------------------
George Bowen

/s/ Edward Cameron*          Director                    April 19, 2001
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Director                    April 19, 2001
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Director                    April 19, 2001
----------------------
Sam Freedman

/s/ C. Howard Kast*          Director                    April 19, 2001
------------------------
C. Howard Kast

/s/ Robert M. Kirchner*      Director                    April 19, 2001
----------------------------
Robert M. Kirchner

/s/ F. William Marshall, Jr. Director                    April 19, 2001
--------------------------------
F. William Marshall, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     Oppenheimer Total Return Fund, Inc.

                                EXHIBIT INDEX

                      Registration Statement No. 2-11052

Exhibit No.       Description
--------------          --------------

23(j) Independent Auditors' Consent.

23(m) Distribution and Service Plan and Agreement for Class N Shares.

420ptc_April_01